UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	11/30/06

Item 1:  Report to Shareholders.

LORD ABBETT

2006

Annual

Report

Lord Abbett
Convertible Fund
High Yield Fund
Limited Duration
  U.S. Government &
  Government Sponsored
  Enterprises Fund
U.S. Government &
  Government Sponsored
  Enterprises Fund

For the fiscal year ended November 30, 2006

Lord Abbett Investment Trust
Convertible Fund, High Yield Fund, Limited Duration U.S. Government & Government Sponsored Enterprises Fund, and U.S. Government & Government Sponsored Enterprises Fund

Annual Report

For the fiscal year ended November 30, 2006

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the fiscal year ended November 30, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Best regards,

Robert S. Dow
Chairman

Q. What were the overall market conditions during the fiscal year ended November 30, 2006?

A. Bond markets faced headwinds in the first half of the fiscal year ended November 30, 2006, as tighter U.S. and international monetary policy and better than expected economic data pushed bond yields higher (and prices lower). The benchmark 10-year Treasury bond began 2006 yielding 4.39%, and by June 30 had risen to 5.14%. As a result, most sectors of

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the bond market produced negative returns during the first six months of the period. However, the market changed for bond investors in the second half of the fiscal year. The bond market rallied nearly 6% in price terms as the 10-year Treasury yield fell to 4.46% by November 30, 2006. The reversal could be attributed to a number of factors, leading market participants to believe that the Federal Reserve Board (the Fed) would begin lowering interest rates. In August, the Fed decided to hold the fed funds rate (the rate at which banks lend to one another) steady at 5.25%, after increasing it 17 straight times since June 2004. The Fed subsequently held rates steady at its meetings in September and October.

This served as a boost to most asset classes, with high yield, convertible, and investment-grade securities all up more than 6% for the six months ended November 30, 2006. High yield securities also have benefited from benign credit conditions, such as the continued low credit default rates of the past year.

Another contributing factor to the bond market rally, particularly in the U.S. Treasury market was the evident slowing of the economy. Second quarter 2006 gross domestic product (GDP) came in at 2.6%, sharply lower than first quarter GDP of 5.6%, while preliminary estimates for third quarter GDP are 2.2%. The downshift in economic activity was supportive of bond prices, as investors expected the Fed to be compelled to hold rates steady, or lower them, in order to avert a recession. In addition, benign inflation reports suggest that rate increases to date have been, in the context of a slowing economy, sufficient enough to temper incipient inflationary pressure. The Producer Price Index (PPI) and the Consumer Price Index (CPI) each actually fell in October, as the energy-dampened CPI decreased by 0.5% for the month and measured 1.3% year over year, and the PPI fell 1.6% during the month, posting a 1.6% annual decline. Excluding food and energy, the core numbers were 0.1% and -0.9%, respectively.

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 800-821-5129 or referring to our Website at www.lordabbett.com.

Lord Abbett Convertible Fund

Q. How did the Convertible Fund perform during the fiscal year ended November 30, 2006?

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A. The Fund returned 9.4%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Merrill Lynch All Convertibles Bonds Index,1 which returned 13.3% in the same period. The Fund's average annual total returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 4.16% and since inception (June 30, 2003): 7.41%.

Q. What were the most significant factors affecting performance?

A. The U.S. convertible market made substantial gains during the year ended November 30, 2006. Convertibles tend to be more sensitive to changes in the underlying equities, and thus benefited from strength in the stock market over the year. Convertibles typically capture about 70% of the upside of equities over time, but this year captured over 90% of the gains made by the S&P 500® Index.2

Detracting from the Fund's performance relative to its benchmark was the portfolio's underweight in the technology sector. Lagging the performance of the benchmark, although contributing to the Fund's performance during the period, were the media and healthcare sectors.

Among the individual holdings detracting from performance were Internet media company Yahoo! Inc., a provider of Internet search engines, directories, and Web pages; Teva Pharmaceuticals Finance, the financing arm of pharmaceutical company Teva Pharmaceuticals, a manufacturer of generic drugs; wireless communications company Powerwave Technologies, Inc., a manufacturer of radio-frequency power amplifiers used in cellular phone networks; technology company Comverse Technology, Inc., a provider of communications systems and software for phone companies; and pharmaceutical company CV Therapeutics, Inc., a manufacturer of drugs used in cardiovascular and other treatments.

Adding to the Fund's performance relative to its benchmark was the portfolio's overweight in the industrials and telecommunications sectors. Positions in the transportation sector also added to relative performance.

Among the individual contributors to performance were pharmaceutical company Celgene Corp., a developer of drugs primarily to treat inflammatory diseases and cancer; aerospace and defense firm Lockheed Martin Corp., a developer of aircraft, as well as electronic, satellite, and communication systems; electrical supply company WESCO International, Inc., a distributor of electrical products and industrial supplies; wireless equipment company American Tower Corp., an operator of broadcast and communications towers; and energy firm Williams Cos., Inc., a natural gas company.

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The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett High Yield Fund

Q. How did the High Yield Fund perform during the fiscal year ended November 30, 2006?

A. The Fund returned 9.2%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Merrill Lynch High Yield Master II Index,3 which returned 11.6% for the same period. The Fund's average annual total returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 4.03%, 5 years: 6.89%, and since inception (December 31, 1998): 5.48%.

Q. What were the most significant factors affecting performance?

A. High yield securities outperformed traditional investment-grade fixed income securities by a wide margin during the year ended November 30, 2006. During the period, investors showed a preference for riskier, lower rated securities. Within the high yield market, CCC-rated bonds outperformed single and double B-rated bonds, with the Merrill Lynch CCC-Rated High Yield Index4 up 17.36%, the Merrill Lynch B-Rated High Yield Index4 up 11.16% and the Merrill Lynch BB-Rated High Yield Index4 up 10.16%.

Detracting from the Fund's performance relative to its benchmark was its underweight position in CCC-rated securities and preference for higher rated securities. Triple Cs outperformed both BB and B-rated securities by a wide margin during the period.

Among the individual holdings detracting from performance were health services company HCA, Inc., an operator of acute care, rehabilitation, and ambulatory surgery centers; wireless telecommunications company Triton PCS, Inc., a provider of wireless communications services; diversified capital goods firm J.B. Poindexter & Company, Inc., a manufacturer of commercial van bodies and truck accessories; pharmaceuticals company Angiotech Pharmaceuticals, Inc., a provider of a wide variety of drug and surgical products; and health services company Select Medical Corp., a provider of specialty and long-term acute care facilities.

Among industries, there were no detractors to absolute performance; however, the beverage, building materials, and computer hardware industries were the least additive.

Contributing to the Fund's performance were the integrated and wireless telecommunications, gaming, and auto loan industries.

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Among the individual credits adding to performance were automotive manufacturer General Motors Corp. and its auto loans subsidiary, General Motors Acceptance Corp.; integrated electric company Mirant Americas Generation LLC, a firm that generates and sells electricity in the United States, the Philippines, and the Caribbean; auto loan firm Ford Motor Credit Corp.; and software/services firm SunGard Data Systems, Inc., a provider of investment support systems for financial services firms.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund

Q. How did the Funds perform during the fiscal year ended November 30, 2006?

A. Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund returned 4.3%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers Intermediate Government Bond Index,5 which returned 4.9% for the same period. The Fund's average annual total returns, which reflect performance at the maximum 3.25% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 0.96%, 5 years: 2.27%, and 10 years: 4.29%.

Lord Abbett U.S. Government & Government Sponsored Enterprises Fund returned 5.2%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers Government Bond Index,6 which returned 5.2%. The Fund's average annual total returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 0.08%, 5 years: 3.08%, and 10 years: 4.81%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

Q. What were the most significant factors affecting performance?

A. Both the U.S. Government & Government Sponsored Enterprises Fund and the Limited Duration U.S. Government & Government Sponsored Enterprises Fund, throughout the period,

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maintained underweight positions in riskier securities and significant overweights in structured, i.e., collateralized, securities. With the exception of the May–June retrenchment in investor appetite for risk, portfolio securities with excess yield over Treasuries outperformed comparable maturity Treasury securities during the year. Therefore, the decision to overweight non-Treasury securities was rewarded.

The other major exposure in the portfolios was manifest in their maturity structure. The portfolios were constructed to benefit from a steepening of the curve. (A steep yield curve means the yields on short-term maturities are relatively low when compared to long-term issues. This means an investor can obtain significantly increased bond income or yield by buying a longer maturity than one can with a short one.) However, the curve remained stubbornly flat, thus the portfolios' underweight in long maturity debt and overweight in intermediate maturity debt marginally aided returns.

The primary contributor to relative performance for the year was a large overweight in agency mortgage-backed pass-through securities (MBS). An underweight in agency debentures, however, detracted from relative performance. Based on attractive valuations, however, the overweight position in MBS in the U.S. Government & Government Sponsored Enterprises Fund was reduced significantly during the latter half of the year, and positions in agencies were added.

For the Limited Duration U.S. Government & Government Sponsored Enterprises Fund, the portfolio's position in investment-grade corporate bonds aided performance during the year, as the sector outperformed comparable maturity Treasuries.

The Funds' portfolios are actively managed and, therefore, their holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if shares are redeemed within 12 months of purchase (24th month if shares were purchased prior to November 1, 2004). Please see section "Your Investment – Purchases" in each Fund's prospectus for more information on redemptions that may be subject to a CDSC.

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A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website at www.LordAbbett.com. Read the prospectus carefully before investing.

1  The Merrill Lynch All Convertibles Bonds Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

2  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

3  The Merrill Lynch High Yield Master II Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds).

4  The Merrill Lynch High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, and BB, are part of the Merrill Lynch High Yield Index, with the only difference being the addition of a ratings filter.

5  The Lehman Brothers Intermediate Government Bond Index is an unmanaged index comprised of all the bonds issued by Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

6  The Lehman Brothers Government Bond Index is a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

The views of each Fund's management and the portfolio holdings described in this report are as of November 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Performance: Because of ongoing market volatility, each Fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

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Convertible Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Merrill Lynch All Convertibles Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	Life of Class
Class A3	4.16%	7.41%
Class B4	4.58%	7.49%
Class C5	8.69%	8.24%
Class P6	9.22%	8.89%
Class Y7	9.81%	9.39%

30-Day SEC Yield for the Period Ended November 30, 2006

Class A	Class B	Class C	Class P	Class Y
1.37%	0.73%	0.73%	1.27%	1.71%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance. Performance for the index begins on June 30, 2003.

3  Performance is calculated from June 30, 2003, SEC effective date. Class A shares commenced operations on June 23, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Performance is calculated from June 30, 2003, SEC effective date. Class B shares commenced operations on June 23, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for life of the class.

5  Performance is calculated from June 30, 2003, SEC effective date. Class C shares commenced operations on June 23, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Performance is calculated from June 30, 2003, SEC effective date. Class P shares commenced operations on June 23, 2003. Performance is at net asset value.

7  Performance is calculated from June 30, 2003, SEC effective date. Class Y shares commenced operations on June 23, 2003. Performance is at net asset value.

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High Yield Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Merrill Lynch High Yield Master II Index, the Merrill Lynch High Yield Master II Constrained Index, and the Credit Suisse First Boston High Yield Index, assuming reinvestment of all dividends and distributions. The Fund believes that the Merrill Lynch High Yield Master II Constrained Index is a more appropriate benchmark for the Fund and therefore will remove the Credit Suisse First Boston High Yield Index and the Merrill Lynch High Yield Master II Index from the next Annual Report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	5 Years	Life of Class
Class A3	4.03%	6.89%	5.48%
Class B4	4.61%	7.14%	5.45%
Class C5	8.60%	7.28%	5.46%
Class P6	9.14%	—	10.13%
Class Y7	9.73%	8.37%	5.97%

30-Day SEC Yield for the Period Ended November 30, 2006

Class A	Class B	Class C	Class P	Class Y
6.90%	6.24%	6.24%	6.80%	7.24%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees and sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance for each index and average begins on December 31, 1998.

3  Class A shares commenced operations on December 31, 1998. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on December 31, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for life of the class.

5  Class C shares commenced operations on December 31, 1998. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class P shares commenced operations on December 31, 2002. Performance is at net asset value.

7  Class Y shares commenced operations on May 3, 1999. Performance is at net asset value.

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Limited Duration U.S. Government & Government Sponsored Enterprises Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Brothers Intermediate Government Bond Index and Lipper Short-Intermediate U.S. Government Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.96%	2.27%	4.29%	—
Class B4	-0.65%	—	—	0.48%
Class C5	3.35%	2.17%	3.69%	—
Class Y6	4.63%	—	—	2.65%

30-Day SEC Yield for the Period Ended November 30, 2006

Class A	Class B	Class C	Class Y
4.14%	3.49%	3.49%	4.48%

1  Reflects the deduction of the maximum initial sales charge of 3.25%.

2  Performance for the unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of the index and average is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on May 2, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for life of class.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class Y shares commenced operations on October 19, 2004. Performance is at net asset value.

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U.S. Government & Government Sponsored Enterprises Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the Lehman Brothers Government Bond Index and Lipper General U.S. Government Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.08%	3.08%	4.81%	—
Class B4	0.42%	3.25%	4.62%	—
Class C5	4.45%	3.42%	4.64%	—
Class Y6	5.55%	—	—	3.48%

30-Day SEC Yield for the Period Ended November 30, 2006

Class A	Class B	Class C	Class Y
4.28%	3.63%	3.63%	4.63%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for the unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of the index and average is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class Y shares commenced operations on October 19, 2004. Performance is at net asset value.

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Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 through November 30, 2006).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/06 – 11/30/06" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,053.40	$6.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.77	$6.38
Class B
Actual	$1,000.00	$1,049.20	$9.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.51	$9.65
Class C
Actual	$1,000.00	$1,050.20	$9.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.51	$9.65
Class P
Actual	$1,000.00	$1,052.30	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.47	$6.68
Class Y
Actual	$1,000.00	$1,055.20	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.56

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.26% for Class A, 1.91% for Classes B and C, 1.32% for Class P and 0.90% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2006

Sector*	%**
Consumer Discretionary	9.55%
Consumer Staples	10.84%
Energy	8.90%
Financials	13.39%
Healthcare	8.94%
Industrials	10.58%
Materials	1.34%
Media	5.18%
Miscellaneous	3.19%
Technology	15.43%
Telecommunications	4.16%
Transportation	4.06%
Utilities	4.44%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

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High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,053.40	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.16	$5.97
Class B
Actual	$1,000.00	$1,050.40	$9.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.89	$9.25
Class C
Actual	$1,000.00	$1,050.30	$9.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.89	$9.25
Class P
Actual	$1,000.00	$1,052.50	$6.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.67	$6.48
Class Y
Actual	$1,000.00	$1,056.50	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.81	$4.20

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.18% for Class A, 1.83% for Classes B and C, 1.28% for Class P and 0.83% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2006

Sector*	%**
Basic Industry	10.28%
Capital Goods	7.72%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	3.09%
Energy	9.79%
Finance & Investment	0.79%
Media	11.49%
Services Cyclical	12.91%
Services Non-Cyclical	6.20%
Technology & Electronics	4.38%
Telecommunications	12.27%
Utilities	8.16%
Short-Term Investment	2.04%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

14

Limited Duration U.S. Government & Government Sponsored Enterprises Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,034.40	$4.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.76
Class B
Actual	$1,000.00	$1,028.70	$8.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.08	$8.04
Class C
Actual	$1,000.00	$1,028.60	$8.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.08	$8.04
Class Y
Actual	$1,000.00	$1,036.20	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.99

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.94% for Class A, 1.59% for Classes B and C, and 0.59% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

November 30, 2006

Credit Rating	%*
AAA	57.93%
AA-	1.07%
A	0.70%
A-	0.11%
BBB+	1.07%
BBB	0.17%
BBB-	0.06%
BB	0.32%
U. S. Treasury	34.32%
Short-Term Investment	4.25%
Total	100.00%

*  Represents percent of total investments

15

U.S. Government & Government Sponsored Enterprises Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,055.10	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.17
Class B
Actual	$1,000.00	$1,051.30	$8.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.44
Class C
Actual	$1,000.00	$1,051.40	$8.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.44
Class Y
Actual	$1,000.00	$1,057.00	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.40

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.02% for Class A, 1.67% for Classes B and C, and 0.67% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

November 30, 2006

Credit Rating	%*
AAA	77.59%
U. S. Treasury	21.79%
Short-Term Investments	0.62%
Total	100.00%

*  Represents percent of total investments

16

Schedule of Investments

CONVERTIBLE FUND November 30, 2006

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 99.38%
COMMON STOCKS 2.77%
Beverages 1.12%
Constellation Brands, Inc. Class A*			114	$3,185,439
Broadcast & Cable 0.76%
News Corp. Class B			100	2,153,000
Diversified Financials 0.14%
Euronet Worldwide, Inc.*			12	410,564
Electronics 0.43%
Medis Technologies Ltd.*			60	1,212,000
Miscellaneous: Telecommunications 0.32%
CommScope, Inc.*			30	905,100
Total Common Stocks (cost $7,081,381)				7,866,103
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 70.78%
Advertising 1.00%
Omnicom Group Inc.	Zero Coupon	7/1/2038	$2,650	2,832,188
Aerospace & Defense 3.38%
L-3 Communications Corp.	3.00%	8/1/2035	4,165	4,347,219
Lockheed Martin Corp.	5.124%#	8/15/2033	3,993	5,256,784
Total				9,604,003
Airlines 2.93%
Delta Air Lines, Inc.(a)	2.875%	2/18/2024	5,000	2,893,750
JetBlue Airways Corp.	3.50%	7/15/2033	2,925	2,808,000
JetBlue Airways Corp.	3.75%	3/15/2035	2,500	2,637,500
Total				8,339,250
Biotechnology 3.98%
Amgen, Inc.†	0.125%	2/1/2011	2,500	2,515,625
Cephalon, Inc.	Zero Coupon	6/15/2033	3,410	4,505,463

See Notes to Financial Statements.
17

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
deCODE genetics Inc. (Iceland)(b)	3.50%	4/15/2011	$2,125	$1,540,625
Genzyme Corp.	1.25%	12/1/2023	2,590	2,764,825
Total				11,326,538
Broadcast & Cable 1.20%
EchoStar Communications Corp.	5.75%	5/15/2008	3,351	3,418,020
Commercial Services 2.38%
Fluor Corp.	1.50%	2/15/2024	1,910	3,034,513
Quanta Services, Inc.	4.50%	10/1/2023	2,150	3,741,000
Total				6,775,513
Communications Equipment 1.01%
CommScope, Inc.	1.00%	3/15/2024	1,940	2,866,350
Computers & Peripherals 2.14%
Electronics for Imaging, Inc.	1.50%	6/1/2023	2,590	2,768,062
SanDisk Corp.	1.00%	5/15/2013	3,715	3,315,638
Total				6,083,700
Conglomerates 3.37%
3M Co.	2.40%#	11/21/2032	3,215	2,961,819
Roper Industries, Inc.	1.481%	1/15/2034	5,500	3,664,375
Trinity Industries, Inc.	3.875%	6/1/2036	2,800	2,954,000
Total				9,580,194
Cosmetics 1.19%
Chattem, Inc.	2.00%	11/15/2013	3,250	3,396,250
Diversified Financials 2.67%
Euronet Worldwide, Inc.	1.625%	12/15/2024	2,750	3,165,938
Merrill Lynch & Co., Inc.	Zero Coupon	3/13/2032	3,500	4,438,700
Total				7,604,638
e-Commerce 1.05%
Digital River, Inc.	1.25%	1/1/2024	2,070	2,980,800
Entertainment 1.44%
Walt Disney Co. (The)	2.125%	4/15/2023	3,475	4,100,500

See Notes to Financial Statements.
18

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Foods 1.89%
Morgan Stanley (convertible into Nestle S.A.)†	1.00%	3/30/2012	$4,500	$5,377,950
Health Services 0.99%
Manor Care, Inc.	2.125%	8/1/2035	2,450	2,826,687
Household Products 1.14%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,275	3,250,406
Internet Software & Services 1.26%
Symantec Corp.†	0.75%	6/15/2011	2,935	3,588,037
IT Services 2.39%
Amdocs Ltd. (Island of Guernsey)(b)	0.50%	3/15/2024	2,665	2,821,569
Electronic Data Systems Corp.	3.875%	7/15/2023	3,750	3,965,625
Total				6,787,194
Leisure Products 0.44%
Scientific Games Corp.	0.75%	12/1/2024	1,120	1,254,400
Lodging 1.21%
Hilton Hotels Corp.	3.375%	4/15/2023	2,300	3,447,125
Machinery 1.38%
Danaher Corp.	Zero Coupon	1/22/2021	3,650	3,937,437
Miscellaneous: Financial 4.30%
Lehman Brothers, Inc. (linked to the iShares S&P Global Financials Sector Index Fund)	0.25%	10/12/2011	3,100	3,201,060
Lehman Brothers Holdings, Inc. (linked to the S&P 500 index)	0.25%	7/7/2011	3,000	3,592,500
Morgan Stanley (linked to a basket of Asian/Euro equity indices)†	0.25%	1/15/2013	4,750	5,414,050
Total				12,207,610
Natural Gas Diversified 2.81%
NorthernStar Natural Gas LLC, PIK†	5.00%	5/15/2013	1,035	1,039,979
PG&E Corp.	9.50%	6/30/2010	2,090	6,938,800
Total				7,978,779
Oil: Integrated 1.58%
Devon Energy Corp.	4.90%	8/15/2008	3,270	4,500,337

See Notes to Financial Statements.
19

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals 3.91%
Allergan, Inc.	1.50%	4/1/2026	$2,550	$2,747,625
Celgene Corp.	1.75%	6/1/2008	405	1,865,025
NPS Pharmaceuticals, Inc.	3.00%	6/15/2008	2,000	1,812,500
Wyeth	5.109%#	1/15/2024	4,420	4,702,880
Total				11,128,030
Real Estate 2.73%
Archstone-Smith Operating Trust	4.00%	7/15/2036	4,100	4,474,125
Vornado Realty L.P.	3.875%	4/15/2025	2,305	3,299,031
Total				7,773,156
Restaurants 0.88%
RARE Hospitality Int'l., Inc.†	2.50%	11/15/2026	2,500	2,512,500
Retail: Food & Drug 2.00%
Pantry, Inc. (The)	3.00%	11/15/2012	2,525	3,118,375
Wild Oats Markets, Inc.	3.25%	5/15/2034	2,350	2,558,563
Total				5,676,938
Retail: Specialty 1.02%
Best Buy Co., Inc.	2.25%	1/15/2022	2,355	2,914,312
Semiconductors 2.85%
Agere Systems, Inc.	6.50%	12/15/2009	4,770	4,847,513
Cypress Semiconductor Corp.	1.25%	6/15/2008	2,014	2,565,332
STMicroelectronics N.V. (Netherlands)(b)	Zero Coupon	2/23/2016	675	687,898
Total				8,100,743
Software: Applications & Systems 4.65%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	3,540	4,301,100
Macrovision Corp.	2.625%	8/15/2011	3,000	3,603,750
Novell Inc.	7.83%	7/15/2024	2,500	2,431,250
Sybase, Inc.	1.75%	2/22/2025	2,600	2,873,000
Total				13,209,100
Utilities: Electric 1.79%
PPL Energy Supply LLC	2.625%	5/15/2023	1,980	2,900,700
Unisource Energy Corp.	4.50%	3/1/2035	1,980	2,180,475
Total				5,081,175

See Notes to Financial Statements.
20

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wireless Communications Services 3.82%
American Tower Corp.	3.00%	8/15/2012	$2,195	$4,250,069
Nextel Communications, Inc.	5.25%	1/15/2010	6,670	6,619,975
Total				10,870,044
Total Convertible Bonds (cost $183,199,436)				201,329,904
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 24.93%
Broadcast & Cable 0.76%
News Corp Finance Trust II†	0.75%		2	2,153,317
Consumer Services 0.97%
United Rentals, Inc.	6.50%		56	2,754,829
Foods 2.81%
Bunge Ltd. (Bermuda)(b)	4.875%		32	3,300,000
Lehman Brothers Holdings, Inc. (convertible into General Mills, Inc.)	6.25%		172	4,684,680
Total				7,984,680
Insurance: Life 1.30%
MetLife Inc.	6.375%		122	3,689,344
Insurance: Multi-Line 1.92%
Fortis Insurance N.V. (Netherlands)†(b)	7.75%		384	5,472,161
Insurance: Reinsurance 1.56%
IPC Holdings Ltd. (Bermuda)(b)	7.25%		146	4,455,288
Natural Gas Diversified 2.15%
Williams Cos., Inc. (The)	5.50%		47	6,106,719
Oil: Integrated 2.32%
Chesapeake Energy Corp.	4.50%		37	3,737,825
Morgan Stanley (convertible into Valero Energy Corp.)†	9.50%		50	2,860,750
Total				6,598,575
Railroads 1.10%
Kansas City Southern	5.125%		3	3,130,887

See Notes to Financial Statements.
21

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2006

Investments	Interest Rate	Shares (000)	Value
Real Estate 1.84%
Simon Property Group, Inc.	6.00%	64	$5,230,762
Restaurants 1.30%
Lehman Brothers Holdings, Inc. (convertible into Starbucks Corp.)	5.53%	104	3,709,086
Retail: Food & Drug 1.66%
Albertson's, Inc.	7.25%	187	4,719,346
Tobacco 2.62%
Morgan Stanley (convertible into Altria Group. Inc.)†	7.60%	51	4,139,415
Universal Corp.	6.75%	3	3,305,013
Total			7,444,428
Utilities: Electric 2.62%
AES Trust III	6.75%	61	3,010,406
Entergy Corp.	7.625%	75	4,451,736
Total			7,462,142
Total Convertible Preferred Stocks (cost $63,730,418)			70,911,564
			U.S. $ Value
FOREIGN COMMON STOCKS 0.90%
United Kingdom
Anglo American plc(c) (cost $2,240,873)		55	$2,567,680
Total Investments in Securities 99.38% (cost $256,252,108)			282,675,251
Other Assets in Excess of Liabilities 0.62%			1,751,893
Net Assets 100.00%			$284,427,144

  PIK  Payment-in-kind at 7.00%.

  *  Non-income producing security.

  #  Variable rate security. The interest rate represents the rate at November 30, 2006.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Defaulted security. Maturity date shown represents original maturity date.

  (b)  Foreign security traded in U.S. dollars.

  (c)  Investment in non-U.S. dollar denominated security.

See Notes to Financial Statements.
22

Schedule of Investments

HIGH YIELD FUND November 30, 2006

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 96.76%
COMMON STOCKS 0.85%
Consumer Products 0.18%
Parmalat SpA GDR (Italy)*†(a)			85	$343,975
Telecommunications: Wireless 0.67%
iPCS Inc*			25	1,321,750
Total Common Stocks (cost $1,417,450)				1,665,725
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.70%
Media: Broadcast
Sinclair Broadcast Group, Inc. (cost $1,342,844)	6.00%	9/15/2012	$1,500	1,372,500
HIGH YIELD CORPORATE BONDS 95.21%
Aerospace/Defense 3.65%
Armor Holdings, Inc.	8.25%	8/15/2013	1,000	1,042,500
Esterline Technologies Corp.	7.75%	6/15/2013	1,000	1,030,000
L-3 Communications Corp.	6.125%	1/15/2014	2,000	1,990,000
Moog Inc. Class A	6.25%	1/15/2015	2,000	1,935,000
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	1,225	1,182,125
Total				7,179,625
Apparel/Textiles 0.62%
Quiksilver, Inc.	6.875%	4/15/2015	1,250	1,226,562
Auto Loans 2.86%
Ford Motor Credit Co.	7.375%	10/28/2009	4,000	3,995,872
General Motors Acceptance Corp.	7.75%	1/19/2010	1,550	1,623,771
Total				5,619,643
Auto Parts & Equipment 2.61%
ArvinMeritor, Inc.	8.75%	3/1/2012	1,500	1,522,500
Cummins, Inc.	9.50%	12/1/2010	400	419,347
Goodyear Tire & Rubber Co. (The)†	8.625%	12/1/2011	350	357,000
Lear Corp.†	8.50%	12/1/2013	625	622,656

See Notes to Financial Statements.
23

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Stanadyne Corp.	10.00%	8/15/2014	$1,500	$1,530,000
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	1,000	685,000
Total				5,136,503
Automotive 1.70%
General Motors Corp.	7.20%	1/15/2011	3,500	3,346,875
Venture Holdings Co. LLC*(b)	9.50%	7/1/2005	250	1,250
Total				3,348,125
Building & Construction 1.05%
D.R. Horton, Inc.(d)	6.875%	5/1/2013	1,000	1,045,174
Standard Pacific Corp.	9.25%	4/15/2012	1,000	1,020,000
Total				2,065,174
Building Materials 0.20%
Ply Gem Industries, Inc.	9.00%	2/15/2012	475	393,062
Chemicals 3.34%
Equistar Chemicals, L.P.	8.75%	2/15/2009	1,500	1,576,875
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	2,000	1,940,000
Lyondell Chemical Co.	8.25%	9/15/2016	700	731,500
Momentive Performance†(c)	11.50%	12/1/2016	1,500	1,488,750
Mosaic Co. (The)†(c)	7.625%	12/1/2016	800	822,000
Total				6,559,125
Computer Hardware 0.51%
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	1,000	997,500
Consumer/Commercial/Lease Financing 0.78%
Greenbrier Cos., Inc. (The)	8.375%	5/15/2015	1,500	1,530,000
Diversified Telecommunication Services 0.53%
Hughes Network Systems LLC	9.50%	4/15/2014	1,000	1,042,500
Diversified Capital Goods 1.00%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,000	910,000
RBS Global, Inc.†	11.75%	8/1/2016	1,000	1,057,500
Total				1,967,500

See Notes to Financial Statements.
24

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Generation 3.80%
Dynegy Holdings, Inc.	8.375%	5/1/2016	$1,250	$1,306,250
Edison Mission Energy	7.75%	6/15/2016	1,500	1,575,000
Mission Energy Holding Co.	13.50%	7/15/2008	1,500	1,672,500
NRG Energy, Inc.	7.375%	1/15/2017	1,450	1,450,000
Reliant Energy, Inc.	6.75%	12/15/2014	1,500	1,466,250
Total				7,470,000
Electric: Integrated 3.74%
CMS Energy Corp.	9.875%	10/15/2007	1,500	1,560,000
Mirant Americas Generation LLC	9.125%	5/1/2031	3,957	4,164,742
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	1,500	1,620,000
Total				7,344,742
Electronics 2.08%
Freescale Semiconductor Inc.†(c)	10.125%	12/15/2016	2,000	2,032,500
NXP b.v. (Netherlands)†(a)	9.50%	10/15/2015	2,000	2,062,500
Total				4,095,000
Energy: Exploration & Production 4.19%
Bringham Exploration Co	9.625%	5/1/2014	1,500	1,492,500
Chesapeake Energy Corp.	6.25%	1/15/2018	3,000	2,853,750
Chesapeake Energy Corp.	7.50%	6/15/2014	1,000	1,037,500
KCS Energy Services, Inc.	7.125%	4/1/2012	1,500	1,451,250
Quicksilver Resources Inc.	7.125%	4/1/2016	1,000	965,000
Range Resources Corp.	6.375%	3/15/2015	450	438,750
Total				8,238,750
Environmental 1.52%
Allied Waste North America, Inc.(d)	6.375%	4/15/2011	3,000	2,985,000
Food: Wholesale 0.53%
Dole Food Co.	7.25%	6/15/2010	1,100	1,040,875
Food & Drug Retailers 1.72%
Ingles Markets, Inc.	8.875%	12/1/2011	1,000	1,047,500
Rite Aid Corp.	6.875%	8/15/2013	1,450	1,241,562
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	1,075	1,091,125
Total				3,380,187

See Notes to Financial Statements.
25

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper 3.09%
Bowater, Inc.	9.50%	10/15/2012	$2,000	$2,035,000
Graphic Packaging International	9.50%	8/15/2013	1,000	1,035,000
Rock-Tenn Company - Class A	8.20%	8/15/2011	1,000	1,052,500
Stone Container Corp.	8.375%	7/1/2012	1,000	972,500
Tembec Industries, Inc. (Canada)(a)	8.625%	6/30/2009	1,500	971,250
Total				6,066,250
Gaming 4.19%
Las Vegas Sands Corp.	6.375%	2/15/2015	2,000	1,937,500
Mandalay Resort Group	10.25%	8/1/2007	3,000	3,097,500
River Rock Entertainment Authority	9.75%	11/1/2011	1,100	1,174,250
Turning Stone Casino Resort†	9.125%	12/15/2010	1,000	1,032,500
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	1,000	990,000
Total				8,231,750
Gas Distribution 2.91%
Inergy Finance, L.P.	8.25%	3/1/2016	1,175	1,230,813
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	1,500	1,417,500
MarkWest Energy Partners, L.P.†	8.50%	7/15/2016	1,000	1,015,000
Pacific Energy Partners, L.P.	6.25%	9/15/2015	500	501,250
Williams Cos., Inc. (The)	7.125%	9/1/2011	1,500	1,560,000
Total				5,724,563
Health Services 4.60%
CDRV Investors, Inc. (9.625% after 1/1/2010)**	Zero Coupon	1/1/2015	2,000	1,570,000
HCA, Inc.	6.375%	1/15/2015	3,000	2,505,000
HCA, Inc.†	9.125%	11/15/2014	2,300	2,409,250
HEALTHSOUTH Corp.†	10.75%	6/15/2016	500	535,000
IASIS Healthcare Capital Corp.	8.75%	6/15/2014	500	500,000
Select Medical Corp.	7.625%	2/1/2015	625	525,000
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,000	1,005,000
Total				9,049,250
Hotels 0.50%
Host Marriott L.P.(d)	6.375%	3/15/2015	1,000	988,750

See Notes to Financial Statements.
26

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Energy 0.81%
VeraSun Energy	9.875%	12/15/2012	$1,500	$1,590,000
Leisure 0.79%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,500	1,541,250
Machinery 1.30%
Columbus McKinnon Corp.	8.875%	11/1/2013	1,500	1,567,500
Wabtec Corp.	6.875%	7/31/2013	1,000	992,500
Total				2,560,000
Media: Broadcast 2.72%
Barrington Broadcasting Co. LLC†	10.50%	8/15/2014	2,000	2,000,000
CMP Susquehanna†	9.875%	5/15/2014	1,200	1,185,000
LIN Television Corp.	6.50%	5/15/2013	1,125	1,074,375
XM Satellite Radio Holdings Inc.	9.75%	5/1/2014	1,100	1,094,500
Total				5,353,875
Media: Cable 3.49%
CCH I LLC	11.00%	10/1/2015	2,550	2,511,750
CCH II LLC	10.25%	9/15/2010	1,000	1,047,500
DIRECTV Holdings LLC/Finance(d)	6.375%	6/15/2015	1,000	970,000
Echostar DBS Corp.†	7.00%	10/1/2013	950	952,375
Mediacom Broadband LLC / Corp.	8.50%	10/15/2015	1,365	1,373,531
Total				6,855,156
Media: Services 1.67%
Idearc Inc.†	8.00%	11/15/2016	1,500	1,531,875
Warner Music Group Corp.	7.375%	4/15/2014	1,750	1,741,250
Total				3,273,125
Metals/Mining Excluding Steel 2.62%
Alpha Natural Resources	10.00%	6/1/2012	1,000	1,085,000
Novelis Inc. (Canada)†(a)	8.25%	2/15/2015	1,950	1,881,750
Peabody Energy Corp.	5.875%	4/15/2016	2,000	1,920,000
Peabody Energy Corp.	7.375%	11/1/2016	250	264,063
Total				5,150,813
Non-Electric Utilities 0.52%
SEMCO Energy, Inc.	7.75%	5/15/2013	1,000	1,019,557

See Notes to Financial Statements.
27

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers 2.21%
Bon-Ton Department Stores Inc.	10.25%	3/15/2014	$1,250	$1,293,750
Brookstone Co. Inc.	12.00%	10/15/2012	600	584,250
Linens 'n Things, Inc.	10.999%#	1/15/2014	600	589,500
Michaels Stores, Inc.†	11.375%	11/1/2016	750	772,500
Neiman Marcus Group, Inc. (The)	10.375%	10/15/2015	1,000	1,111,250
Total				4,351,250
Oil Field Equipment & Services 1.76%
Complete Production Services, Inc.†(c)	8.00%	12/15/2016	650	659,750
Hanover Equipment Trust 2001 Series B	8.75%	9/1/2011	1,750	1,833,125
Phi Inc.†	7.125%	4/15/2013	1,000	965,000
Total				3,457,875
Packaging 1.47%
Ball Corp.	6.625%	3/15/2018	1,445	1,426,938
Berry Plastics Inc.†	8.875%	9/15/2014	1,450	1,469,937
Total				2,896,875
Pharmaceuticals 0.63%
Angiotech Pharmaceuticals, Inc. (Canada)†(a)	7.75%	4/1/2014	800	726,000
Warner Chilcott Corp.	8.75%	2/1/2015	487	501,610
Total				1,227,610
Printing & Publishing 2.77%
Clarke American Corp.	11.75%	12/15/2013	500	522,500
Dex Media East LLC/Finance	9.875%	11/15/2009	1,500	1,578,750
Morris Publishing Group LLC	7.00%	8/1/2013	1,300	1,235,000
R.H. Donnelley Corp.	8.875%	1/15/2016	2,000	2,110,000
Total				5,446,250
Restaurants 0.73%
Friendly Ice Cream Corp.	8.375%	6/15/2012	1,000	952,500
Landry's Restaurants, Inc.	7.50%	12/15/2014	500	488,750
Total				1,441,250
Software/Services 1.08%
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,000	2,130,000

See Notes to Financial Statements.
28

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel Producers/Products 1.12%
AK Steel Holding Corp.	7.75%	6/15/2012	$1,200	$1,200,000
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,000	1,005,000
Total				2,205,000
Support: Services 2.64%
Ashtead Capital Inc.†	9.00%	8/15/2016	875	940,625
FTI Consulting, Inc.†	7.75%	10/1/2016	400	416,000
Hertz Corp. Class A†	10.50%	1/1/2016	1,000	1,095,000
Rental Service Corp.†	9.50%	12/1/2014	1,000	1,017,500
United Rentals North America, Inc.	7.75%	11/15/2013	1,700	1,708,500
Total				5,177,625
Telecommunications: Integrated/Services 6.45%
Broadview Networks Holdings†	11.375%	9/1/2012	725	757,625
Intelsat Bermuda Ltd. (Bermuda)(a)	10.484%#	1/15/2012	1,500	1,526,250
Intelsat Bermuda Ltd. (Bermuda)†(a)	11.64%#	6/15/2013	2,150	2,289,750
Nordic Telephone Co. Holdings (Denmark)†(a)	8.875%	5/1/2016	1,000	1,062,500
Qwest Corp.	6.875%	9/15/2033	1,200	1,167,000
Qwest Corp.	7.625%	6/15/2015	2,500	2,681,250
Qwest Corp.	8.64%#	6/15/2013	1,000	1,088,750
US LEC Corp	13.87%#	10/1/2009	750	799,688
Windstream Corp†	8.625%	8/1/2016	1,200	1,312,500
Total				12,685,313
Telecommunications: Wireless 4.46%
Centennial Communication Corp.	10.00%	1/1/2013	1,000	1,050,000
Cricket Communications Inc.†	9.375%	11/1/2014	600	616,500
Dobson Communications Corp.	8.875%	10/1/2013	1,000	1,012,500
Dobson Communications Corp.	9.624%#	10/15/2012	2,000	2,047,500
MetroPCS Communications, Inc.†	9.25%	11/1/2014	950	970,188
Rogers Wireless, Inc. (Canada)(a)	8.515%#	12/15/2010	3,000	3,067,500
Total				8,764,188
Telecommunications Equipment 0.65%
Nortel Network Ltd. (Canada)†(a)	10.125%	7/15/2013	1,200	1,278,000

See Notes to Financial Statements.
29

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Theaters & Entertainment 1.40%
AMC Entertainment, Inc.	11.00%	2/1/2016	$1,000	$1,108,750
Cinemark, Inc. (9.75% after 3/15/2009)**	Zero Coupon	3/15/2014	2,000	1,650,000
Total				2,758,750
Transportation Excluding Air/Rail 2.20%
Bristow Group, Inc.	6.125%	6/15/2013	1,000	935,000
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,362,500
U.S. Shipping Partners/Finance†	13.00%	8/15/2014	1,000	1,027,500
Total				4,325,000
Total High Yield Corporate Bonds (cost $184,580,419)				187,169,198
			Shares (000)
WARRANT 0.00%
Consumer Products
Parmalat SpA Warrant (Italy)*†~(a) (cost $6)			1	6
Total Long-Term Investments (cost $187,340,719)				190,207,429
			Principal Amount (000)
SHORT-TERM INVESTMENT 2.02%
Repurchase Agreement
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $3,895,000 of Federal Home Loan Mortgage Corp. at 5.80% due 11/28/2014 and $155,000 of Federal National Mortgage Assoc. at 5.45% due 10/18/2021; value: $4,055,038; proceeds: $3,970,420 (cost $3,969,907)			$3,970	3,969,907
Total Investments in Securities 98.78% (cost $191,310,626)				194,177,336
Other Assets in Excess of Liabilities(e) 1.22%				2,407,594
Net Assets 100.00%				$196,584,930

See Notes to Financial Statements.
30

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2006

  GDR  Global Depositary Receipt.

  *  Non-income producing security.

  **  Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

  †  Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at November 30, 2006.

  ~  Fair valued security. See Note 2.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Defaulted security. Maturity date shown represents original maturity date.

  (c)  Securities purchased on a when-issued basis.

  (d)  Securities have been pledged as collateral for swap contracts as of November 30, 2006.

  (e)  Other assets in excess of liabilities include net unrealized appreciation (depreciation) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at November 30, 2006:

Counterparty	Reference Entity	Buy/Sell Protection	(Pay) / Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Citicorp Security	Abitibi-Consolidated
Services	Inc.
	8.375% due 4/1/2015	Sell	5.10%	9/20/2011	$1,200	$(16,279)
Citicorp Security Services	DIRECTV Holdings LLC 8.375% due 3/15/2013	Buy	(1.45%)	9/20/2011	1,000	5,291
Merrill Lynch & Co.	Host Hotels & Resorts, L.P. 7.125% due 11/1/2013	Buy	(1.22%)	12/20/2011	1,000	(549)
Morgan Stanley Capital Services, Inc.	D.R. Horton, Inc. 5.375% due 6/15/2012	Buy	(1.25%)	9/20/2011	1,000	(22,362)
						$(33,899)

See Notes to Financial Statements.
31

Schedule of Investments

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 111.08%
Asset-Backed Security 0.50%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$600	$600,119
Corporate Bonds 4.46%
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007	500	495,050
Consolidated Natural Gas Co.	6.625%	12/1/2008	125	128,143
Duke Energy Field Services	7.875%	8/16/2010	100	108,685
Exelon Generation Co.	6.95%	6/15/2011	115	122,424
FMC Corp.	7.00%	5/15/2008	75	76,487
General Mills, Inc.	5.125%	2/15/2007	585	584,595
Household Finance Corp.	5.75%	1/30/2007	1,500	1,500,887
John Deere Capital Corp.	5.40%	4/7/2010	150	151,681
Potash Corp. of Saskatchewan (Canada)(a)	7.125%	6/15/2007	775	782,424
SBC Communications, Inc.	5.30%	11/15/2010	337	339,897
Scholastic Corp.	5.75%	1/15/2007	450	451,793
UnitedHealth Group, Inc.	3.375%	8/15/2007	648	639,373
Total				5,381,439
Government Sponsored Enterprises Bond 0.52%
Federal National Mortgage Assoc.	6.00%	5/15/2011	598	629,143
Government Sponsored Enterprises Collateralized Mortgage Obligations 5.47%
Federal Home Loan Mortgage Corp. 1209 F	5.875%#	3/15/2007	8	8,235
Federal Home Loan Mortgage Corp. 1337 F	5.875%#	8/15/2007	59	59,388
Federal Home Loan Mortgage Corp. 1369 F	5.875%#	9/15/2007	37	36,592
Federal Home Loan Mortgage Corp. 1377 F	5.875%#	9/15/2007	10	10,175
Federal Home Loan Mortgage Corp. 1417 FC	6.375%#	11/15/2007	473	473,792
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	103	102,821
Federal Home Loan Mortgage Corp. 1551 JA	5.925%#	7/15/2008	5	5,241
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	94	94,271
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	202	202,368
Federal Home Loan Mortgage Corp. 1600 FB	4.08%#	10/15/2008	43	43,155
Federal Home Loan Mortgage Corp. 1637 JB	5.825%#	6/15/2023	54	53,950
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	15	15,257
Federal Home Loan Mortgage Corp. 1671 JA	5.775%#	1/15/2024	532	534,488
Federal Home Loan Mortgage Corp. 1698 H	6.00%	3/15/2009	31	30,671

See Notes to Financial Statements.
32

Schedule of Investments (continued)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. 1803 AB	6.00%	12/15/2008	$25	$24,532
Federal Home Loan Mortgage Corp. 2549 PF	5.62%#	6/15/2027	56	56,002
Federal Home Loan Mortgage Corp. 2621 TC	3.00%	1/15/2026	568	549,626
Federal Home Loan Mortgage Corp. 2643 KG	4.00%	5/15/2018	12	12,335
Federal Home Loan Mortgage Corp. 2684 QM	3.50%	3/15/2019	144	144,112
Federal Home Loan Mortgage Corp. 2713 EC	3.50%	3/15/2018	92	92,063
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	301	297,767
Federal Home Loan Mortgage Corp. 2836 DG	5.00%	6/15/2016	1,512	1,508,133
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	1,330	1,312,046
Federal National Mortgage Assoc. 1992-141 FA	5.844%#	8/25/2007	2	1,538
Federal National Mortgage Assoc. 1992-151 F	5.844%#	8/25/2007	115	115,309
Federal National Mortgage Assoc. 1992-196 F	5.844%#	11/25/2007	78	78,217
Federal National Mortgage Assoc. 1993-124 E PO	Zero Coupon	10/25/2022	4	4,133
Federal National Mortgage Assoc. 1993-196 F	5.794%#	10/25/2008	116	116,368
Federal National Mortgage Assoc. 1993-231 M	6.00%	12/25/2008	45	45,240
Federal National Mortgage Assoc. 1993-41 PH	6.00%	3/25/2023	20	19,733
Federal National Mortgage Assoc. 1993-93 FC	5.232%#	5/25/2008	16	16,272
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	123	123,575
Federal National Mortgage Assoc. 1994-89 FA	5.794%#	3/25/2009	25	24,832
Federal National Mortgage Assoc. 2003-65 PG	3.00%	10/25/2031	374	367,324
Federal National Mortgage Assoc. G93-11 FA	5.744%#	12/25/2008	14	14,452
Total				6,594,013
Government Sponsored Enterprises Pass-Throughs 47.03%
Federal Home Loan Mortgage Corp.	4.20%#	1/1/2034	2,646	2,605,080
Federal Home Loan Mortgage Corp. Gold(c)	5.50%	TBA	14,240	14,311,200
Federal Home Loan Mortgage Corp. 1B2778	4.305%#	2/1/2035	1,460	1,446,317
Federal Home Loan Mortgage Corp. 1B3113	5.711%#	10/1/2036	871	877,754
Federal Home Loan Mortgage Corp. 1G2501	5.588%#	10/1/2036	809	813,464
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	100	103,053
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	1,881	1,863,825
Federal Home Loan Mortgage Corp. B19840	5.00%	8/1/2020	1,474	1,459,843
Federal Home Loan Mortgage Corp. C00742	6.50%	4/1/2029	422	433,732
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	150	154,696
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	76	78,025
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	171	174,004

See Notes to Financial Statements.
33

Schedule of Investments (continued)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. E01386	5.00%	6/1/2018	$237	$235,335
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	1,551	1,539,876
Federal Home Loan Mortgage Corp. E01490	5.00%	11/1/2018	289	287,259
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	20	21,020
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	1,904	1,885,981
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	4,886	4,840,052
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	1,013	1,003,240
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	438	434,411
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	1,189	1,177,795
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	777	769,518
Federal Home Loan Mortgage Corp. J00329	5.50%	11/1/2020	899	903,551
Federal Home Loan Mortgage Corp. J01055	5.50%	1/1/2021	3,969	3,989,658
Federal Home Loan Mortgage Corp. J01072	5.50%	1/1/2021	2,162	2,174,227
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	1,216	1,222,108
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	387	388,758
Federal Home Loan Mortgage Corp. J03466	5.00%	9/1/2021	293	289,820
Federal Home Loan Mortgage Corp. J06059	5.00%	8/1/2021	190	188,377
Federal National Mortgage Assoc.	3.498%#	8/1/2033	491	483,530
Federal National Mortgage Assoc.	3.87%#	11/1/2034	646	644,943
Federal National Mortgage Assoc.	4.565%#	7/1/2035	1,258	1,251,797
Federal National Mortgage Assoc.	5.023%#	4/1/2035	647	646,360
Federal National Mortgage Assoc.	5.102%#	2/1/2032	22	22,212
Federal National Mortgage Assoc.	5.416%#	9/1/2036	913	914,418
Federal National Mortgage Assoc.(c)	5.50%	TBA	1,550	1,544,671
Federal National Mortgage Assoc.	5.683%#	8/1/2036	1,293	1,301,009
Federal National Mortgage Assoc.	5.78%#	10/1/2036	3,195	3,251,523
Federal National Mortgage Assoc.	6.00%	7/1/2014	119	121,369
Federal National Mortgage Assoc.	6.19%	9/1/2008	98	98,799
Federal National Mortgage Assoc.	6.34%	1/1/2008	25	24,721
Federal National Mortgage Assoc.	6.43%	1/1/2008	26	26,495
Federal National Mortgage Assoc.	6.50%	12/1/2007	3	2,604
Federal National Mortgage Assoc.	6.50%	4/1/2011	40	40,293
Federal National Mortgage Assoc.	6.50%	8/1/2013	55	56,831
Federal National Mortgage Assoc.	6.50%	6/1/2015	522	533,987
Federal National Mortgage Assoc.	6.62%	10/1/2007	71	70,839
Total				56,708,380

See Notes to Financial Statements.
34

Schedule of Investments (continued)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities 13.12%
Banc of America Commercial Mortgage, Inc. 2004-3 A1	2.975%	6/10/2039	$5	$4,615
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	820	814,466
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	850	840,749
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	102	101,971
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	846	825,033
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	725	711,263
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	2,811	2,808,193
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	816	796,322
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB11 A1	4.52%	8/12/2037	451	447,067
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1	4.116%	3/15/2046	741	730,176
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	121	120,248
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	3,336	3,239,108
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,500	1,472,195
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	589	579,372
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	687	681,394
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	78	78,302
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	1,600	1,566,983
Total				15,817,457
Pass-Through Agencies 0.16%
Government National Mortgage Assoc.	5.125%#	11/20/2020	21	21,032
Government National Mortgage Assoc.	5.125%#	11/20/2027	11	11,577
Government National Mortgage Assoc.	5.125%#	12/20/2027	15	15,318
Government National Mortgage Assoc.	5.50%#	9/20/2031	46	46,168
Government National Mortgage Assoc.	5.625%#	1/20/2018	43	43,849
Government National Mortgage Assoc.	7.00%	4/15/2028	19	19,438
Government National Mortgage Assoc.	7.50%	2/15/2016	7	7,225

See Notes to Financial Statements.
35

Schedule of Investments (concluded)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government National Mortgage Assoc.	10.50%	3/15/2019	$17	$18,848
Government National Mortgage Assoc.	10.50%	10/15/2020	10	10,548
Total				194,003
U.S. Treasury Obligations 39.82%
U.S. Treasury Note	4.625%	2/29/2008	32,438	32,388,597
U.S. Treasury Note	4.875%	8/15/2009	6,431	6,488,783
U.S. Treasury Note	5.125%	6/30/2011	8,572	8,811,750
U.S. Treasury Inflation Protected Security(b)	2.50%	7/15/2016	316	325,127
Total				48,014,257
Total Long-Term Investments (cost $133,275,363)				133,938,811
SHORT-TERM INVESTMENT 4.93%
Government Sponsored Enterprise Note
Federal Home Loan Bank (cost $5,948,000)	5.18%	12/1/2006	5,948	5,948,000
Total Investments in Securities 116.01% (cost $139,223,363)				139,886,811
Liabilities in Excess of Other Assets (16.01%)				(19,309,034)
Net Assets 100.00%				$120,577,777

PO Principal Only.

  #  Variable rate security. The interest rate represents the rate at November 30, 2006.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Treasury Inflation Protected Securities (TIPS) - a U.S. Treasury Note or bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

  (c)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.
36

Schedule of Investments

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND November 30, 2006

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 102.57%
Government Sponsored Enterprises Bond 8.73%
Federal National Mortgage Assoc.	6.00%		5/15/2011	$55,175		$58,048,459
Government Sponsored Enterprises Collateralized Mortgage Obligations 2.99%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(c)	10/15/2020	1		1,146
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	59		52,073
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(c)	8/15/2021	6		7,515
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(c)	12/15/2020	–	(a)	737
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(c)	12/15/2020	1		1,760
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(c)	2/15/2021	1		970
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(c)	2/15/2021	1		2,604
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(c)	4/15/2021	–	(a)	623
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(c)	4/15/2021	1		1,160
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(c)	4/15/2021	1		2,444
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(c)	5/15/2021	3		4,629
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	70		68,867
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(c)	9/15/2021	–	(a)	989
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	137		136,115
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(c)	11/15/2021	–	(a)	443
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(c)	2/15/2022	–	(a)	180
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(c)	4/15/2022	–	(a)	368
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	198		196,554
Federal Home Loan Mortgage Corp. 1364 A	5.825	%#	9/15/2007	2		2,313
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	113		99,087
Federal Home Loan Mortgage Corp. 2621 TC	3.00%		1/15/2026	1,420		1,374,064
Federal Home Loan Mortgage Corp. 2684 QM	3.50%		3/15/2019	54		54,042
Federal Home Loan Mortgage Corp. 2713 EC	3.50%		3/15/2018	388		387,531
Federal Home Loan Mortgage Corp. 2759 AU	3.50%		5/15/2019	3,909		3,868,848
Federal Home Loan Mortgage Corp. 2836 DG	5.00%		6/15/2016	9,107		9,085,141
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	31		7,577
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	12		9,795
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(c)	12/25/2021	–	(a)	10,804
Federal National Mortgage Assoc. 1994-33 H	6.00%		3/25/2009	1,784		1,788,753
Federal National Mortgage Assoc. 2003-86 NA	4.00%		2/25/2013	873		862,230

See Notes to Financial Statements.
37

Schedule of Investments (continued)

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Assoc. 2003-129 MA	4.00%	12/25/2012	$527	$524,607
Federal National Mortgage Assoc. 2004-81 KA	4.50%	5/25/2012	1,348	1,338,447
Total				19,892,416
Government Sponsored Enterprises Pass-Throughs 68.03%
Federal Home Loan Mortgage Corp.	4.20%#	1/1/2034	7,576	7,459,287
Federal Home Loan Mortgage Corp. Gold(d)	5.50%	TBA	25,325	25,451,625
Federal Home Loan Mortgage Corp. 1B2778	4.305%#	2/1/2035	4,353	4,312,149
Federal Home Loan Mortgage Corp. 1B3113	5.711%#	10/1/2036	3,628	3,653,683
Federal Home Loan Mortgage Corp. 1G2501	5.588%#	10/1/2036	2,831	2,847,123
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	1,167	1,204,344
Federal Home Loan Mortgage Corp. B16574	5.00%	9/1/2019	15,966	15,834,180
Federal Home Loan Mortgage Corp. B18677	5.00%	1/1/2020	1,309	1,296,801
Federal Home Loan Mortgage Corp. C01329	7.00%	3/1/2032	613	632,549
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	2,096	2,160,545
Federal Home Loan Mortgage Corp. C01367	7.00%	5/1/2032	831	856,986
Federal Home Loan Mortgage Corp. E84922	6.00%	8/1/2016	354	360,620
Federal Home Loan Mortgage Corp. E88194	6.00%	2/1/2017	303	308,412
Federal Home Loan Mortgage Corp. E89593	6.00%	5/1/2017	562	571,276
Federal Home Loan Mortgage Corp. G01391	7.00%	4/1/2032	860	888,051
Federal Home Loan Mortgage Corp. G11300	6.00%	8/1/2017	524	532,064
Federal Home Loan Mortgage Corp. G11742	5.00%	7/1/2020	621	615,468
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	3,360	3,328,554
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	13,189	13,066,000
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	8,371	8,292,674
Federal Home Loan Mortgage Corp. G11981	5.00%	4/1/2021	2,903	2,875,869
Federal Home Loan Mortgage Corp. G11994	5.50%	5/1/2021	22,650	22,767,687
Federal Home Loan Mortgage Corp. G12161	5.00%	5/1/2021	5,057	5,010,008
Federal Home Loan Mortgage Corp. G12206	5.00%	6/1/2021	3,718	3,683,599
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	5,841	5,786,082
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	8,819	8,736,420
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	13,258	13,134,482
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	8,923	8,839,763
Federal Home Loan Mortgage Corp. G18082	5.00%	11/1/2020	4,069	4,031,442
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	971	975,792
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	5,893	5,923,940
Federal Home Loan Mortgage Corp. J05928	5.50%	3/1/2021	10,916	10,972,131

See Notes to Financial Statements.
38

Schedule of Investments (continued)

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Assoc.	3.498%#	8/1/2033	$2,512	$2,474,241
Federal National Mortgage Assoc.	3.87%#	11/1/2034	2,596	2,593,116
Federal National Mortgage Assoc.	4.565%#	7/1/2035	6,493	6,463,280
Federal National Mortgage Assoc.	5.023%#	4/1/2035	5,129	5,124,046
Federal National Mortgage Assoc.	5.263%#	10/1/2035	8,486	8,520,384
Federal National Mortgage Assoc.	5.402%#	4/1/2036	2,972	2,992,599
Federal National Mortgage Assoc.	5.416%#	9/1/2036	3,588	3,593,414
Federal National Mortgage Assoc.	5.499%#	4/1/2036	4,424	4,457,186
Federal National Mortgage Assoc.	5.50%	11/1/2025	1,267	1,268,475
Federal National Mortgage Assoc.	5.50%	7/1/2033	8,081	8,071,815
Federal National Mortgage Assoc.	5.50%	10/1/2033	279	278,673
Federal National Mortgage Assoc.	5.50%	2/1/2035	9,478	9,462,093
Federal National Mortgage Assoc.	5.50%	3/1/2035	39,622	39,509,277
Federal National Mortgage Assoc.	5.50%	8/1/2035	6,039	6,021,545
Federal National Mortgage Assoc.	5.50%	10/1/2035	58,418	58,252,521
Federal National Mortgage Assoc.	5.50%	2/1/2036	2,242	2,236,127
Federal National Mortgage Assoc.	5.50%	3/1/2036	5,378	5,362,605
Federal National Mortgage Assoc.	5.50%	4/1/2036	83,795	83,518,007
Federal National Mortgage Assoc.	5.519%#	4/1/2036	4,375	4,409,167
Federal National Mortgage Assoc.	5.683%#	8/1/2036	6,772	6,815,515
Federal National Mortgage Assoc.	5.78%#	10/1/2036	4,206	4,280,100
Total				452,113,792
Pass-Through Agency 0.32%
Government National Mortgage Assoc.	7.00%	8/15/2027	2,061	2,134,877
U.S. Treasury Obligations 22.50%
U.S. Treasury Bond(e)	4.50%	2/15/2036	16,941	16,778,214
U.S. Treasury Bond	6.125%	8/15/2029	24,460	29,516,347
U.S. Treasury Note	4.25%	8/15/2013	70,295	69,572,859
U.S. Treasury Note	4.25%	11/15/2013	7,330	7,220,057
U.S. Treasury Note	5.125%	6/30/2011	14,707	15,118,340
U.S. Treasury Inflation Protected Security(b)	2.50%	7/15/2016	1,726	1,778,882
U.S. Treasury Strips	Zero Coupon	8/15/2020	17,963	9,515,720
Total				149,500,419
Total Long-Term Investments (cost $672,190,918)				681,689,963

See Notes to Financial Statements.
39

Schedule of Investments (concluded)

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 0.64%
Government Sponsored Enterprise Note 0.49%
Federal Home Loan Bank	5.18%	12/1/06	$3,240	$3,240,000
Repurchase Agreement 0.15%
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $990,000 of Federal National Mortgage Assoc. at 5.45% due 10/18/2021; value: $1,022,175; proceeds: $999,312			999	999,183
Total Short-Term Investments (cost $4,239,183)				4,239,183
Total Investments in Securities 103.21% (cost $676,430,101)				685,929,146
Liabilities in Excess of Other Assets (3.21%)				(21,311,119)
Net Assets 100.00%				$664,618,027

  IO  Interest Only.

  PO  Principal Only.

  #  Variable rate security. The interest rate represents the rate at November 30, 2006.

  (a)  Amount is less than $1,000.

  (b)  Treasury Inflation Protected Securities (TIPS) - a U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

  (c)  IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.

  (d)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (e)  Security has been fully/partially segregated for open reverse repurchase agreements as of November 30, 2006. See Note 2.

See Notes to Financial Statements.
40

Statements of Assets and Liabilities

November 30, 2006

	Convertible Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$256,252,108	$191,310,626
Investments in securities, at value	$282,675,251	$194,177,336
Cash	2,590,766	–
Receivables:
Interest and dividends	1,368,808	3,823,642
Investment securities sold	1,673,825	5,107,409
Capital shares sold	583,816	784,222
Unrealized appreciation on credit default swap agreements	–	5,291
Prepaid expenses and other assets	22,974	38,602
Total assets	288,915,440	203,936,502
LIABILITIES:
Payables:
Investment securities purchased	3,723,701	6,680,848
Capital shares reacquired	364,263	288,649
Management fee	161,286	95,424
12b-1 distribution fees	92,545	82,946
Fund administration	9,216	6,418
Trustees' fees	18,590	35,055
To affiliate (See Note 3)	–	959
Unrealized depreciation on credit default swap agreements	–	39,190
Accrued expenses and other liabilities	118,695	122,083
Total liabilities	4,488,296	7,351,572
NET ASSETS	$284,427,144	$196,584,930
COMPOSITION OF NET ASSETS:
Paid-in capital	$250,626,567	$196,991,186
Undistributed net investment income	5,551,504	247,626
Accumulated net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	1,825,930	(3,486,693)
Net unrealized appreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	26,423,143	2,832,811
Net Assets	$284,427,144	$196,584,930
Net assets by class:
Class A Shares	$93,635,048	$105,995,069
Class B Shares	$16,412,687	$34,907,186
Class C Shares	$66,682,171	$29,465,542
Class P Shares	$2,841,606	$109,278
Class Y Shares	$104,855,632	$26,107,855
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	7,503,848	13,111,000
Class B Shares	1,319,983	4,335,786
Class C Shares	5,366,474	3,660,962
Class P Shares	227,449	13,387
Class Y Shares	8,377,248	3,221,016
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.48	$8.08
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$13.10	$8.48
Class B Shares–Net asset value	$12.43	$8.05
Class C Shares–Net asset value	$12.43	$8.05
Class P Shares–Net asset value	$12.49	$8.16
Class Y Shares–Net asset value	$12.52	$8.11

See Notes to Financial Statements.
41

Statements of Assets and Liabilities (concluded)

November 30, 2006

	Limited Duration U.S. Gov't & Gov't Sponsored Fund	U.S. Gov't & Gov't Sponsored Enterprises Fund
ASSETS:
Investments in securities, at cost	$139,223,363	$676,430,101
Investments in securities, at value	$139,886,811	$685,929,146
Receivables:
Interest and dividends	1,223,318	4,477,810
Investment securities sold	6,470,958	54,202,166
Capital shares sold	184,343	389,129
From advisor	14,048	1,193
Prepaid expenses	16,482	23,906
Total assets	147,795,960	745,023,350
LIABILITIES:
Reverse repurchase agreement	–	7,450,923
Payables:
Investment securities purchased	26,404,760	67,708,178
Capital shares reacquired	224,892	1,025,623
Management fee	33,443	277,836
12b-1 distribution fees	80,036	256,037
Fund administration	3,989	22,262
Trustees' fees	16,873	1,102,461
To bank	1,912	–
Distributions payable	342,780	2,148,094
Accrued expenses and other liabilities	109,498	413,909
Total liabilities	27,218,183	80,405,323
NET ASSETS	$120,577,777	$664,618,027
COMPOSITION OF NET ASSETS:
Paid-in capital	$130,166,423	$767,023,823
Distributions in excess of net investment income	(7,478)	(1,879,133)
Accumulated net realized loss on investments	(10,244,616)	(110,025,708)
Net unrealized appreciation on investments	663,448	9,499,045
Net Assets	$120,577,777	$664,618,027
Net assets by class:
Class A Shares	$76,270,798	$579,558,083
Class B Shares	$6,805,390	$30,865,450
Class C Shares	$37,027,407	$53,400,100
Class Y Shares	$474,182	$794,394
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	17,752,996	224,415,050
Class B Shares	1,581,109	11,946,129
Class C Shares	8,562,673	20,595,595
Class Y Shares	110,393	308,004
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$4.30	$2.58
Class A Shares-Maximum offering price (Net asset value plus sales charge of 3.25% and 4.75%, respectively)	$4.44	$2.71
Class B Shares–Net asset value	$4.30	$2.58
Class C Shares–Net asset value	$4.32	$2.59
Class Y Shares–Net asset value	$4.30	$2.58

See Notes to Financial Statements.
42

Statements of Operations

For the Year Ended November 30, 2006

	Convertible Fund	High Yield Fund
Investment income:
Dividends	$2,986,735	$34,500
Interest	884,207	15,019,990
Total investment income	3,870,942	15,054,490
Expenses:
Management fees	1,839,580	1,160,889
12b-1 distribution plan–Class A	356,491	358,907
12b-1 distribution plan–Class B	171,995	375,381
12b-1 distribution plan–Class C	684,039	310,945
12b-1 distribution plan–Class P	2,783	213
Shareholder servicing	246,423	240,042
Professional	50,169	49,227
Reports to shareholders	59,857	31,074
Fund administration	105,119	77,393
Custody	22,859	15,482
Trustees' fees	9,857	6,760
Registration	95,739	86,999
Subsidy (See Note 3)	–	42,631
Other	7,362	5,660
Gross expenses	3,652,273	2,761,603
Expense reductions (See Note 8)	(13,810)	(11,734)
Net expenses	3,638,463	2,749,869
Net investment income	232,479	12,304,621
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	19,703,312	(136,392)
Net change in unrealized appreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	3,665,396	4,744,627
Net realized and unrealized gain	23,368,708	4,608,235
Net Increase in Net Assets Resulting From Operations	$23,601,187	$16,912,856

See Notes to Financial Statements.
43

Statements of Operations (concluded)

For the Year Ended November 30, 2006

	Limited Duration U.S. Gov't & Gov't Sponsored Fund	U.S. Gov't & Gov't Sponsored Enterprises Fund
Investment income:
Interest	$6,128,065	$38,027,153
Total investment income	6,128,065	38,027,153
Expenses:
Management fees	522,244	3,552,248
12b-1 distribution plan–Class A	286,005	2,150,261
12b-1 distribution plan–Class B	69,810	373,562
12b-1 distribution plan–Class C	416,374	571,383
Shareholder servicing	219,724	928,857
Professional	46,987	53,903
Reports to shareholders	20,603	115,986
Fund administration	52,224	284,180
Custody	25,184	41,387
Trustees' fees	4,715	25,884
Registration	52,417	65,389
Other	4,665	15,805
Gross expenses	1,720,952	8,178,845
Interest expense (See Note 2)	29,935	247,315
Expense reductions (See Note 8)	(6,149)	(30,792)
Expenses assumed by advisor (See Note 3)	(225,177)	(452,648)
Net expenses	1,519,561	7,942,720
Net investment income	4,608,504	30,084,433
Net realized and unrealized gain (loss):
Net realized loss on investments and TBA sale commitments	(1,525,909)	(2,939,613)
Net change in unrealized appreciation on investments	1,880,399	7,615,943
Net realized and unrealized gain	354,490	4,676,330
Net Increase in Net Assets Resulting From Operations	$4,962,994	$34,760,763

See Notes to Financial Statements.
44

Statements of Changes in Net Assets

For the Year Ended November 30, 2006

INCREASE IN NET ASSETS	Convertible Fund	High Yield Fund
Operations:
Net investment income	$232,479	$12,304,621
Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	19,703,312	(136,392)
Net change in unrealized appreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	3,665,396	4,744,627
Net increase in net assets resulting from operations	23,601,187	16,912,856
Distributions to shareholders from:
Net investment income
Class A	(1,983,598)	(7,274,947)
Class B	(226,025)	(2,449,117)
Class C	(909,922)	(2,030,665)
Class P	(15,498)	(2,941)
Class Y	(1,612,034)	(1,614,779)
Net realized gain
Class A	–	(636,716)
Class B	–	(249,519)
Class C	–	(211,798)
Class P	–	(46)
Class Y	–	(100,977)
Total distributions to shareholders	(4,747,077)	(14,571,505)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	104,134,594	51,061,487
Reinvestment of distributions	3,119,928	10,277,775
Cost of shares reacquired	(84,619,869)	(62,326,393)
Net increase (decrease) in net assets resulting from capital share transactions	22,634,653	(987,131)
Net increase in net assets	41,488,763	1,354,220
NET ASSETS:
Beginning of year	$242,938,381	$195,230,710
End of year	$284,427,144	$196,584,930
Undistributed net investment income	$5,551,504	$247,626

See Notes to Financial Statements.
45

Statements of Changes in Net Assets (continued)

For the Year Ended November 30, 2006

DECREASE IN NET ASSETS	Limited Duration U.S. Gov't & Gov't Sponsored Fund	U.S. Gov't & Gov't Sponsored Enterprises Fund
Operations:
Net investment income	$4,608,504	$30,084,433
Net realized loss on investments and TBA sale commitments	(1,525,909)	(2,939,613)
Net change in unrealized appreciation on investments	1,880,399	7,615,943
Net increase in net assets resulting from operations	4,962,994	34,760,763
Distributions to shareholders from:
Net investment income
Class A	(3,214,248)	(26,200,542)
Class B	(230,448)	(1,323,845)
Class C	(1,371,836)	(2,044,143)
Class Y	(17,745)	(48,614)
Total distributions to shareholders	(4,834,277)	(29,617,144)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	37,766,256	36,967,472
Reinvestment of distributions	3,536,729	20,601,354
Cost of shares reacquired	(62,223,316)	(194,120,714)
Net decrease in net assets resulting from capital share transactions	(20,920,331)	(136,551,888)
Net decrease in net assets	(20,791,614)	(131,408,269)
NET ASSETS:
Beginning of year	$141,369,391	$796,026,296
End of year	$120,577,777	$664,618,027
Distributions in excess of net investment income	$(7,478)	$(1,879,133)

See Notes to Financial Statements.
46

Statements of Changes in Net Assets (continued)

For the Year Ended November 30, 2005

INCREASE (DECREASE) IN NET ASSETS	Convertible Fund	High Yield Fund
Operations:
Net investment income (loss)	$(565,216)	$12,502,327
Net realized gain (loss) on investments	(237,921)	3,426,050
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities liabilities denominated in foreign currencies	13,191,450	(12,434,371)
Net increase in net assets resulting from operations	12,388,313	3,494,006
Distributions to shareholders from:
Net investment income
Class A	(2,229,619)	(7,311,518)
Class B	(285,675)	(2,819,517)
Class C	(1,274,404)	(2,521,079)
Class P	(3,561)	(276)
Class Y	(778,819)	(772,497)
Total distributions to shareholders	(4,572,078)	(13,424,887)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	103,245,879	65,946,823
Reinvestment of distributions	2,852,280	8,886,894
Cost of shares reacquired	(58,178,026)	(80,961,026)
Net increase (decrease) in net assets resulting from capital share transactions	47,920,133	(6,127,309)
Net increase (decrease) in net assets	55,736,368	(16,058,190)
NET ASSETS:
Beginning of year	$187,202,013	$211,288,900
End of year	$242,938,381	$195,230,710
Undistributed net investment income	$309,615	$462,945

See Notes to Financial Statements.
47

Statements of Changes in Net Assets (concluded)

For the Year Ended November 30, 2005

DECREASE IN NET ASSETS	Limited Duration U.S. Gov't & Gov't Sponsored Fund	U.S. Gov't & Gov't Sponsored Enterprises Fund
Operations:
Net investment income	$3,831,673	$29,905,629
Net realized loss on investments, futures contracts and TBA sale commitments	(1,777,538)	(4,501,616)
Net change in unrealized depreciation on investments and futures contracts	(1,082,536)	(7,204,775)
Net increase in net assets resulting from operations	971,599	18,199,238
Distributions to shareholders from:
Net investment income
Class A	(3,193,653)	(27,692,457)
Class B	(209,026)	(1,575,016)
Class C	(1,546,477)	(2,080,382)
Class Y	(13,875)	(53,977)
Total distributions to shareholders	(4,963,031)	(31,401,832)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	54,512,212	41,296,864
Reinvestment of distributions	3,330,311	21,973,553
Cost of shares reacquired	(66,292,315)	(178,421,492)
Net decrease in net assets resulting from capital share transactions	(8,449,792)	(115,151,075)
Net decrease in net assets	(12,441,224)	(128,353,669)
NET ASSETS:
Beginning of year	$153,810,615	$924,379,965
End of year	$141,369,391	$796,026,296
Undistributed (Distributions in excess of) net investment income	$8,361	$(2,551,430)

See Notes to Financial Statements.
48

Statements of Cash Flows

For the Year Ended November 30, 2006

DECREASE IN CASH	Limited Duration U.S. Gov't & Gov't Sponsored Fund	U.S. Gov't & Gov't Sponsored Enterprises Fund
Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$4,962,994	$34,760,763
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(451,172,835)	(3,826,141,394)
Proceeds from disposition of long-term portfolio investments and principal paydowns	467,919,260	3,982,739,822
Sales of short-term portfolio investments, net	351,748	83,546,787
Increase in interest receivable	(75,237)	(1,276,936)
Decrease in receivable for investments sold	9,354,751	206,233,289
Decrease in receivable from advisor	5,896	42,283
Decrease in prepaid expenses and other assets	11,367	3,981
Decrease TBA sale commitments	(557,761)	–
Decrease in payable for investments purchased	(4,259,491)	(315,430,330)
Decrease in management fee payable	(7,283)	(54,129)
Decrease in 12b-1 distribution fee payable	(3,107)	(47,366)
Decrease in fund administration fee payable	(728)	(4,330)
Increase (Decrease) in Trustees' fee payable	3,119	(18,613)
Increase in payable to bank	1,912	–
Increase in payable to affiliate	1,633	–
Increase in accrued expenses and other liabilities	20,403	4,325
Net premium amortization on investments	(170,109)	(1,323,462)
Unrealized appreciation on investments	(1,880,399)	(7,615,943)
Net realized loss on investments and TBA sale commitments	1,525,909	2,939,613
Net cash provided by operating activities	26,032,042	158,358,360
Cash flows used for financing activities*:
Proceeds from shares sold	38,172,806	36,688,325
Payment on shares redeemed	(63,010,101)	(194,336,478)
Cash dividends paid	(1,340,470)	(9,026,174)
Net borrowing from reverse repurchase agreements	–	7,450,923
Purchase of mortgage dollar roll transactions	(185,717,965)	(976,052,642)
Proceeds from sales of mortgage dollar roll transactions	185,803,714	976,917,686
Net cash used for financing activities	(26,092,016)	(158,358,360)
Net decrease in cash	(59,974)	–
Cash at beginning of year	$59,974	$–
Cash at end of year	$–	$–

* Non cash financing activities not included herein consist of reinvestment of distributions of $3,536,729 for Limited Duration Fund and $20,601,354 for U.S. Government Fund.

See Notes to Financial Statements.
49

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Year Ended 11/30			6/23/2003(a) to
	2006	2005	2004	11/30/03
Per Share Operating Performance
Net asset value, beginning of period	$11.64	$11.23	$10.76	$10.00
Unrealized depreciation on investments				(.02)
Net asset value on SEC Effective Date, June 30, 2003				$9.98
Investment operations:
Net investment income (loss)(b)	.02	(.01)	.02	.05
Net realized and unrealized gain	1.05	.69	.71	.75
Total from investment operations	1.07	.68	.73	.80
Distributions to shareholders from:
Net investment income	(.23)	(.27)	(.23)	(.02)
Net realized gain	–	–	(.03)	–
Total distributions	(.23)	(.27)	(.26)	(.02)
Net asset value, end of period	$12.48	$11.64	$11.23	$10.76
Total Return(c)				(.20	)%(d)(e)
Total Return(c)	9.35%	6.18%	6.94%	7.99	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.27%	1.28%	1.28%	.56	%(d)†
Expenses, excluding expense reductions and including expenses assumed	1.28%	1.28%	1.28%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.28%	1.28%	1.36%	1.12	%(d)†
Net investment income (loss)	.13%	(.07)%	.19%	.50	%(d)†
Supplemental Data:
Net assets, end of period (000)	$93,635	$103,176	$87,706	$24,445
Portfolio turnover rate	104.11%	78.26%	80.60%	44.97	%(d)

See Notes to Financial Statements.
50

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Year Ended 11/30			6/23/2003(a) to
	2006	2005	2004	11/30/03
Per Share Operating Performance
Net asset value, beginning of period	$11.60	$11.19	$10.73	$10.00
Unrealized depreciation on investments				(.02)
Net asset value on SEC Effective Date, June 30, 2003				$9.98
Investment operations:
Net investment income (loss)(b)	(.06)	(.08)	(.05)	.02
Net realized and unrealized gain	1.05	.69	.70	.74
Total from investment operations	.99	.61	.65	.76
Distributions to shareholders from:
Net investment income	(.16)	(.20)	(.16)	(.01)
Net realized gain	–	–	(.03)	–
Total distributions	(.16)	(.20)	(.19)	(.01)
Net asset value, end of period	$12.43	$11.60	$11.19	$10.73
Total Return(c)				(.20	)%(d)(e)
Total Return(c)	8.58%	5.54%	6.20%	7.64	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.92%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and including expenses assumed	1.93%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.93%	1.93%	1.98%	1.42	%(d)†
Net investment income (loss)	(.50)%	(.72)%	(.42)%	.22	%(d)†
Supplemental Data:
Net assets, end of period (000)	$16,413	$17,171	$14,920	$5,860
Portfolio turnover rate	104.11%	78.26%	80.60%	44.97	%(d)

See Notes to Financial Statements.
51

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Year Ended 11/30			6/23/2003(a) to
	2006	2005	2004	11/30/03
Per Share Operating Performance
Net asset value, beginning of period	$11.59	$11.19	$10.73	$10.00
Unrealized depreciation on investments				(.02)
Net asset value on SEC Effective Date, June 30, 2003				$9.98
Investment operations:
Net investment income (loss)(b)	(.06)	(.08)	(.05)	.02
Net realized and unrealized gain	1.06	.68	.71	.74
Total from investment operations	1.00	.60	.66	.76
Distributions to shareholders from:
Net investment income	(.16)	(.20)	(.17)	(.01)
Net realized gain	–	–	(.03)	–
Total distributions	(.16)	(.20)	(.20)	(.01)
Net asset value, end of period	$12.43	$11.59	$11.19	$10.73
Total Return(c)				(.20	)%(d)(e)
Total Return(c)	8.69%	5.44%	6.25%	7.66	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.92%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and including expenses assumed	1.93%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.93%	1.93%	1.98%	1.42	%(d)†
Net investment income (loss)	(.50)%	(.72)%	(.43)%	.22	%(d)†
Supplemental Data:
Net assets, end of period (000)	$66,682	$67,888	$70,592	$19,952
Portfolio turnover rate	104.11%	78.26%	80.60%	44.97	%(d)

See Notes to Financial Statements.
52

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Year Ended 11/30			6/23/2003(a) to
	2006	2005	2004	11/30/03
Per Share Operating Performance
Net asset value, beginning of period	$11.66	$11.26	$10.78	$10.00
Unrealized depreciation on investments				(.02)
Net asset value on SEC Effective Date, June 30, 2003				$9.98
Investment operations:
Net investment income (loss)(b)	.11	(.02)	.02	.04
Net realized and unrealized gain	.95	.69	.70	.77
Total from investment operations	1.06	.67	.72	.81
Distributions to shareholders from:
Net investment income	(.23)	(.27)	(.21)	(.01)
Net realized gain	–	–	(.03)	–
Total distributions	(.23)	(.27)	(.24)	(.01)
Net asset value, end of period	$12.49	$11.66	$11.26	$10.78
Total Return(c)				(.20	)%(d)(e)
Total Return(c)	9.22%	6.02%	6.87%	8.13	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.33%	1.37%	1.37%	.60	%(d)†
Expenses, excluding expense reductions and including expenses assumed	1.33%	1.37%	1.37%	.60	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.33%	1.37%	1.44%	1.18	%(d)†
Net investment income (loss)	.90%	(.14)%	.22%	.45	%(d)†
Supplemental Data:
Net assets, end of period (000)	$2,842	$189	$110	$11
Portfolio turnover rate	104.11%	78.26%	80.60%	44.97	%(d)

See Notes to Financial Statements.
53

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class Y Shares
	Year Ended 11/30			6/23/2003(a) to
	2006	2005	2004	11/30/03
Per Share Operating Performance
Net asset value, beginning of period	$11.67	$11.27	$10.79	$10.00
Unrealized depreciation on investments				(.02)
Net asset value on SEC Effective Date, June 30, 2003				$9.98
Investment operations:
Net investment income(b)	.08	.04	.06	.02
Net realized and unrealized gain	1.05	.67	.72	.81
Total from investment operations	1.13	.71	.78	.83
Distributions to shareholders from:
Net investment income	(.28)	(.31)	(.27)	(.02)
Net realized gain	–	–	(.03)	–
Total distributions	(.28)	(.31)	(.30)	(.02)
Net asset value, end of period	$12.52	$11.67	$11.27	$10.79
Total Return(c)				(.20	)%(d)(e)
Total Return(c)	9.81%	6.45%	7.36%	8.32	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.92%	.93%	.93%	.41	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.92%	.93%	.93%	.41	%(d)†
Expenses, excluding expense reductions and expenses assumed	.92%	.93%	.99%	1.02	%(d)†
Net investment income	.69%	.37%	.55%	.65	%(d)†
Supplemental Data:
Net assets, end of period (000)	$104,856	$54,514	$13,874	$1,035
Portfolio turnover rate	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is on 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.
54

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$7.99	$8.39	$8.15	$7.34	$8.25
Investment operations:
Net investment income(a)	.52	.52 (d)	.58	.62	.69
Net realized and unrealized gain (loss)	.19	(.36)	.27	.82	(.83)
Total from investment operations	.71	.16	.85	1.44	(.14)
Distributions to shareholders from:
Net investment income	(.57)	(.56)	(.61)	(.63)	(.73)
Paid-in capital	–	–	–	–	(.04)
Net realized gain	(.05)	–	–	–	–
Total distributions	(.62)	(.56)	(.61)	(.63)	(.77)
Net asset value, end of year	$8.08	$7.99	$8.39	$8.15	$7.34
Total Return(b)	9.23%	1.94%	10.97%	20.51%	(1.66)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.23%	1.22%	1.23%	1.22%	1.26%
Expenses, excluding expense reductions	1.24%	1.22%	1.23%	1.22%	1.26%
Net investment income	6.55%	6.38%	7.15%	8.04%	9.04%
Supplemental Data:
Net assets, end of year (000)	$105,995	$103,288	$111,007	$108,520	$70,289
Portfolio turnover rate	108.90%	122.46%	119.55%	72.69%	68.70%

See Notes to Financial Statements.
55

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$7.96	$8.36	$8.12	$7.31	$8.22
Investment operations:
Net investment income(a)	.47	.47 (d)	.53	.57	.64
Net realized and unrealized gain (loss)	.19	(.36)	.27	.82	(.82)
Total from investment operations	.66	.11	.80	1.39	(.18)
Distributions to shareholders from:
Net investment income	(.52)	(.51)	(.56)	(.58)	(.69)
Paid-in capital	–	–	–	–	(.04)
Net realized gain	(.05)	–	–	–	–
Total distributions	(.57)	(.51)	(.56)	(.58)	(.73)
Net asset value, end of year	$8.05	$7.96	$8.36	$8.12	$7.31
Total Return(b)	8.61%	1.31%	10.32%	19.80%	(2.26)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.88%	1.87%	1.83%	1.83%	1.85%
Expenses, excluding expense reductions	1.89%	1.87%	1.83%	1.83%	1.85%
Net investment income	5.89%	5.73%	6.55%	7.43%	8.45%
Supplemental Data:
Net assets, end of year (000)	$34,907	$41,025	$49,635	$49,953	$29,320
Portfolio turnover rate	108.90%	122.46%	119.55%	72.69%	68.70%

See Notes to Financial Statements.
56

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$7.96	$8.36	$8.13	$7.32	$8.23
Investment operations:
Net investment income(a)	.47	.47 (d)	.53	.57	.64
Net realized and unrealized gain (loss)	.19	(.36)	.27	.82	(.82)
Total from investment operations	.66	.11	.80	1.39	(.18)
Distributions to shareholders from:
Net investment income	(.52)	(.51)	(.57)	(.58)	(.69)
Paid-in capital	–	–	–	–	(.04)
Net realized gain	(.05)	–	–	–	–
Total distributions	(.57)	(.51)	(.57)	(.58)	(.73)
Net asset value, end of year	$8.05	$7.96	$8.36	$8.13	$7.32
Total Return(b)	8.60%	1.32%	10.28%	19.83%	(2.25)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.88%	1.87%	1.84%	1.83%	1.85%
Expenses, excluding expense reductions	1.89%	1.87%	1.84%	1.83%	1.85%
Net investment income	5.88%	5.73%	6.54%	7.43%	8.45%
Supplemental Data:
Net assets, end of year (000)	$29,466	$35,485	$45,816	$57,621	$38,592
Portfolio turnover rate	108.90%	122.46%	119.55%	72.69%	68.70%

See Notes to Financial Statements.
57

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Year Ended 11/30			12/31/2002(c) to
	2006	2005	2004	11/30/03
Per Share Operating Performance
Net asset value, beginning of period	$8.02	$8.39	$8.15	$7.37
Investment operations:
Net investment income(a)	.53	.51 (d)	.58	.58
Net realized and unrealized gain (loss)	.17	(.35)	.27	.72
Total from investment operations	.70	.16	.85	1.30
Distributions to shareholders from:
Net investment income	(.51)	(.53)	(.61)	(.52)
Net realized gain	(.05)	–	–	–
Total distributions	(.56)	(.53)	(.61)	(.52)
Net asset value, end of period	$8.16	$8.02	$8.39	$8.15
Total Return(b)	9.14%	1.91%	10.95%	18.25	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.28%	1.33%	1.19%	1.17	%(e)†
Expenses, excluding expense reductions	1.29%	1.33%	1.19%	1.17	%(e)†
Net investment income	6.64%	6.25%	7.11%	7.30	%(e)†
Supplemental Data:
Net assets, end of period (000)	$109	$7	$1	$1
Portfolio turnover rate	108.90%	122.46%	119.55%	72.69	%(e)

See Notes to Financial Statements.
58

Financial Highlights (concluded)

HIGH YIELD FUND

	Class Y Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$8.00	$8.37	$8.11	$7.30	$8.21
Investment operations:
Net investment income(a)	.55	.55 (d)	.61	.65	.69
Net realized and unrealized gain (loss)	.19	(.36)	.28	.81	(.80)
Total from investment operations	.74	.19	.89	1.46	(.11)
Distributions to shareholders from:
Net investment income	(.58)	(.56)	(.63)	(.65)	(.75)
Paid-in capital	–	–	–	–	(.05)
Net realized gain	(.05)	–	–	–	–
Total distributions	(.63)	(.56)	(.63)	(.65)	(.80)
Net asset value, end of year	$8.11	$8.00	$8.37	$8.11	$7.30
Total Return(b)	9.73%	2.28%	11.50%	20.99%	(1.30)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.88%	.88%	.84%	.83%	.85%
Expenses, excluding expense reductions	.88%	.88%	.84%	.83%	.85%
Net investment income	6.93%	6.72%	7.54%	8.43%	9.45%
Supplemental Data:
Net assets, end of year (000)	$26,108	$15,426	$4,830	$2,376	$1,308
Portfolio turnover rate	108.90%	122.46%	119.55%	72.69%	68.70%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Commencement of offering of class shares.

(d) Interest expense is less than $.01.

(e) Not annualized.

See Notes to Financial Statements.
59

Financial Highlights

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class A Shares
	Year Ended 11/30
	2006	2005		2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$4.29	$4.41		$4.52		$4.54		$4.48
Investment operations:
Net investment income(b)	.16 (d)	.13	(d)	.09	(d)	.06	(d)	.12
Net realized and unrealized gain (loss)	.02	(.09)		(.02)		.05		.13
Total from investment operations	.18	.04		.07		.11		.25
Distributions to shareholders from:
Net investment income	(.17)	(.16)		(.13)		(.12)		(.19)
Net realized gain	–	–		(.05)		(.01)		–
Total distributions	(.17)	(.16)		(.18)		(.13)		(.19)
Net asset value, end of year	$4.30	$4.29		$4.41		$4.52		$4.54
Total Return(c)	4.26%	.90%		1.63%		2.42%		5.59%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.90%	.90	%(f)	1.15	%(f)	.98	%(f)	.78	%(f)
Expenses, excluding expense reductions and including expenses assumed	.92%	.90%		1.15%		.98%		.78%
Expenses, excluding expense reductions and expenses assumed	1.10%	1.06%		1.15%		.98%		.78%
Net investment income	3.77%	2.88%		1.93%		1.30%		2.72%
Supplemental Data:
Net assets, end of year (000)	$76,271	$87,287		$88,690		$109,515		$67,234
Portfolio turnover rate	304.77%	295.07%		314.39%		463.24%		360.66%

See Notes to Financial Statements.
60

Financial Highlights (continued)

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class B Shares
	Year Ended 11/30					5/2/2003(a) to
	2006	2005		2004		11/30/03
Per Share Operating Performance
Net asset value, beginning of period	$4.30	$4.41		$4.53		$4.58
Investment operations:
Net investment income(b)	.13 (d)	.10	(d)	.06	(d)	.01	(d)
Net realized and unrealized gain (loss)	.01	(.08)		(.03)		(.02)
Total from investment operations	.14	.02		.03		(.01)
Distributions to shareholders from:
Net investment income	(.14)	(.13)		(.10)		(.04)
Net realized gain	–	–		(.05)		–
Total distributions	(.14)	(.13)		(.15)		(.04)
Net asset value, end of period	$4.30	$4.30		$4.41		$4.53
Total Return(c)	3.35%	.48%		.80%		(.14	)%(e)
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55	%(f)	1.76	%(f)	1.00	%(f)(e)
Expenses, excluding expense reductions and including expenses assumed	1.57%	1.55%		1.76%		1.00	%(e)
Expenses, excluding expense reductions and expenses assumed	1.75%	1.71%		1.76%		1.00	%(e)
Net investment income	3.13%	2.25%		1.37%		.33	%(e)†
Supplemental Data:
Net assets, end of period (000)	$6,805	$7,506		$6,695		$2,826
Portfolio turnover rate	304.77%	295.07%		314.39%		463.24	%(e)

See Notes to Financial Statements.
61

Financial Highlights (continued)

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class C Shares
	Year Ended 11/30
	2006	2005		2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$4.32	$4.44		$4.55		$4.57		$4.51
Investment operations:
Net investment income(b)	.13 (d)	.10	(d)	.06	(d)	.03	(d)	.08
Net realized and unrealized gain (loss)	.01	(.09)		(.02)		.06		.12
Total from investment operations	.14	.01		.04		.09		.20
Distributions to shareholders from:
Net investment income	(.14)	(.13)		(.10)		(.10)		(.14)
Net realized gain	–	–		(.05)		(.01)		–
Total distributions	(.14)	(.13)		(.15)		(.11)		(.14)
Net asset value, end of year	$4.32	$4.32		$4.44		$4.55		$4.57
Total Return(c)	3.35%	.27%		1.04%		1.67%		4.57%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55	%(f)	1.75	%(f)	1.71	%(f)	1.76	%(f)
Expenses, excluding expense reductions and including expenses assumed	1.57%	1.55%		1.75%		1.71%		1.76%
Expenses, excluding expense reductions and expenses assumed	1.75%	1.71%		1.75%		1.71%		1.76%
Net investment income	3.12%	2.23%		1.33%		.57%		1.74%
Supplemental Data:
Net assets, end of year (000)	$37,027	$46,220		$58,131		$85,408		$59,658
Portfolio turnover rate	304.77%	295.07%		314.39%		463.24%		360.66%

See Notes to Financial Statements.
62

Financial Highlights (concluded)

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class Y Shares
	Year Ended 11/30			10/20/2004(a) to
	2006	2005		11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$4.29	$4.41		$4.44
Investment operations
Net investment income(b)	.18 (d)	.14	(d)	.01	(d)
Net realized and unrealized gain (loss)	.01	(.09)		(.02)
Total from investment operations	.19	.05		(.01)
Distributions to shareholders from:
Net investment income	(.18)	(.17)		(.02)
Net asset value, end of period	$4.30	$4.29		$4.41
Total Return(c)	4.63%	1.26%		(.24	)%(e)
Ratios to Average Net Assets
Expenses, excluding interest expense, including expense reductions and expenses assumed	.55%	.55	%(f)	.10	%(f)(e)
Expenses, excluding expense reductions and including expenses assumed	.57%	.55%		.10	%(e)
Expenses, excluding expense reductions and expenses assumed	.75%	.71%		.10	%(e)
Net investment income	4.15%	3.24%		.32	%(e)
Supplemental Data:
Net assets, end of period (000)	$474	$356		$295
Portfolio turnover rate	304.77%	295.07%		314.39	%(e)

† The ratios have been determined on a Fund basis.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Interest expense is less than $.01.

(e) Not annualized.

(f) Interest expense is less than .01%.

See Notes to Financial Statements.
63

Financial Highlights

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class A Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$2.56	$2.60	$2.61		$2.64		$2.59
Investment operations:
Net investment income(b)	.11 (d)	.09 (d)	.07	(d)	.05	(d)	.08
Net realized and unrealized gain (loss)	.02	(.03)	.02		.02		.10
Total from investment operations	.13	.06	.09		.07		.18
Distributions to shareholders from:
Net investment income	(.11)	(.10)	(.10)		(.10)		(.13)
Net asset value, end of year	$2.58	$2.56	$2.60		$2.61		$2.64
Total Return(c)	5.16%	2.18%	3.41%		2.80%		7.00%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.00%	1.00%	1.10	%(f)	1.09	%(f)	1.09	%(f)
Expenses, excluding expense reductions and including expenses assumed	1.04%	1.02%	1.10%		1.09%		1.09%
Expenses, excluding expense reductions and expenses assumed	1.10%	1.06%	1.10%		1.09%		1.09%
Net investment income	4.32%	3.54%	2.64%		1.74%		3.05%
Supplemental Data:
Net assets, end of year (000)	$579,558	$687,866	$790,672		$929,392		$1,097,968
Portfolio turnover rate	499.81%	485.03%	671.60%		667.87%		560.84%

See Notes to Financial Statements.
64

Financial Highlights (continued)

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class B Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$2.56	$2.60	$2.60		$2.64		$2.59
Investment operations:
Net investment income(b)	.09 (d)	.08 (d)	.05	(d)	.03	(d)	.06
Net realized and unrealized gain (loss)	.02	(.04)	.03		.02		.10
Total from investment operations	.11	.04	.08		.05		.16
Distributions to shareholders from:
Net investment income	(.09)	(.08)	(.08)		(.09)		(.11)
Net asset value, end of year	$2.58	$2.56	$2.60		$2.60		$2.64
Total Return(c)	4.42%	1.50%	3.10%		1.78%		6.42%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.65%	1.65%	1.74	%(f)	1.72	%(f)	1.70	%(f)
Expenses, excluding expense reductions and including expenses assumed	1.69%	1.66%	1.74%		1.72%		1.70%
Expenses, excluding expense reductions and expenses assumed	1.75%	1.71%	1.74%		1.72%		1.70%
Net investment income	3.67%	2.88%	2.00%		1.10%		2.44%
Supplemental Data:
Net assets, end of year (000)	$30,865	$44,643	$58,787		$78,894		$97,262
Portfolio turnover rate	499.81%	485.03%	671.60%		667.87%		560.84%

See Notes to Financial Statements.
65

Financial Highlights (continued)

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class C Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$2.57	$2.61	$2.61		$2.65		$2.60
Investment operations:
Net investment income(b)	.09 (d)	.08 (d)	.05	(d)	.03	(d)	.06
Net realized and unrealized gain (loss)	.02	(.04)	.03		.02		.10
Total from investment operations	.11	.04	.08		.05		.16
Distributions to shareholders from:
Net investment income	(.09)	(.08)	(.08)		(.09)		(.11)
Net asset value, end of year	$2.59	$2.57	$2.61		$2.61		$2.65
Total Return(c)	4.45%	1.51%	3.11%		1.75%		6.36%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.65%	1.65%	1.74	%(f)	1.72	%(f)	1.68	%(f)
Expenses, excluding expense reductions and including expenses assumed	1.69%	1.67%	1.74%		1.72%		1.68%
Expenses, excluding expense reductions and expenses assumed	1.75%	1.71%	1.74%		1.72%		1.68%
Net investment income	3.67%	2.89%	2.00%		1.11%		2.46%
Supplemental Data:
Net assets, end of year (000)	$53,400	$62,290	$73,676		$89,048		$111,853
Portfolio turnover rate	499.81%	485.03%	671.60%		667.87%		560.84%

See Notes to Financial Statements.
66

Financial Highlights (concluded)

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class Y Shares
	Year Ended 11/30		10/20/2004(a) to
	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$2.56	$2.60	$2.63
Investment operations
Net investment income(b)	.12 (d)	.10 (d)	.01	(d)
Net realized and unrealized gain (loss)	.02	(.03)	(.03)
Total from investment operations	.14	.07	(.02)
Distributions to shareholders from:
Net investment income	(.12)	(.11)	(.01)
Net asset value, end of period	$2.58	$2.56	$2.60
Total Return(c)	5.55%	2.56%	(.69	)%(e)
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.65%	.65%	.09	%(f)(e)
Expenses, excluding expense reductions and including expenses assumed	.69%	.67%	.09	%(e)
Expenses, excluding expense reductions and expenses assumed	.75%	.71%	.09	%(e)
Net investment income	4.67%	3.88%	.42	%(e)
Supplemental Data:
Net assets, end of period (000)	$794	$1,227	$1,245
Portfolio turnover rate	499.81%	485.03%	671.60	%(e)

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Interest expense is less than $.01.

(e) Not annualized.

(f) Interest expense is less than .01%.

See Notes to Financial Statements.
67

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of ten funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Convertible Fund ("Convertible Fund"), Lord Abbett High Yield Fund ("High Yield Fund"), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund ("Limited Duration Fund"), and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund ("U.S. Government Fund"), Classes A, B, C, P and Y shares. As of the date of this report, no P shares have been issued for Limited Duration Fund and U.S. Government Fund.

Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Limited Duration Fund's investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities. U.S. Government Fund's investment objective is high current income consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.

68

Notes to Financial Statements (continued)

Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro-rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of Convertible Fund and High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds' records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions on the Statements of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for

69

Notes to Financial Statements (continued)

the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge their positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(i)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

(j)  Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. The interest payments associated with such transactions are included in Interest expense in the Statement of Operations. Reverse repurchase agreements expose a fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold.

The Funds had the following reverse repurchase agreements open at November 30, 2006:

Fund	Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
U.S. Government Fund	Morgan Stanley	4.90%	11/20/2006	12/1/2006	$7,462,089	$7,450,923

The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the fiscal year ended November 30, 2006, are as follows:

Average	Weighted Average Daily Balance	Interest Rate
Limited Duration Fund	$595,946	3.32%
U.S. Government Fund	5,735,487	3.85%

70

Notes to Financial Statements (continued)

The maximum balance of reverse repurchase agreements outstanding during the fiscal year was $15,080,340 which was 11.56% of the average daily net assets of Limited Duration Fund and $82,634,115 which was 11.64% of the average daily net assets of U.S. Government Fund.

(k)  Mortgage Dollar Rolls–Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, each Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(l)  Credit Default Swaps–High Yield Fund may enter into credit default swap contracts ("swaps") for investment purposes to hedge credit risk and also for speculative purposes.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to

71

Notes to Financial Statements (continued)

perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%
High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%
Limited Duration Fund
First $1 billion	.40%
Next $1 billion	.35%
Over $2 billion	.30%
U.S. Government Fund
First $3 billion	.50%
Over $3 billion	.45%

For the fiscal year ended November 30, 2006, the effective management fees paid to Lord Abbett was at the following rates:

Management Fees
Convertible Fund	.70%
High Yield Fund	.60%
Limited Duration Fund	.40%
U.S. Government Fund	.50%

For the period from December 1, 2005 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Limited Duration Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	.90%
B	1.55%
C	1.55%
P	1.00%
Y	.55%

72

Notes to Financial Statements (continued)

For the period from December 1, 2005 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the U.S. Government Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.00%
B	1.65%
C	1.65%
P	1.10%
Y	.65%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

High Yield Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Income Strategy Fund of Lord Abbett Investment Trust (the "Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Income Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statements of Operations and Payable to affiliate on the Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees	Class A		Class B	Class C	Class P
Service	.25	%(1)	.25%	.25%	.20%
Distribution	.10	%(2)	.75%	.75%	.25%

(1) Annual service fee on shares of the U.S. Government Fund sold prior to September 1, 1985 is .15% of the average daily net assets attributable to Class A.

(2) The amount of CDSC collected by each Fund for the fiscal year ended November 30, 2006 was as follows:

CDSC Collected
Convertible Fund	$9,243
High Yield Fund	1,219
Limited Duration Fund	580
U.S. Government Fund	767

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2006:

	Distributor Commissions	Dealers' Concessions
Convertible Fund	$45,995	$230,365
High Yield Fund	62,091	302,373
Limited Duration Fund	21,849	99,462
U.S. Government Fund	63,381	319,834

73

Notes to Financial Statements (continued)

Distributor received CDSCs for the fiscal year ended November 30, 2006:

	Class A	Class C
Convertible Fund	$2,369	$9,363
High Yield Fund	10,347	5,291
Limited Duration Fund	1,574	4,233
U.S. Government Fund	395	550

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Limited Duration Fund and U.S. Government Fund, declared and paid monthly for the High Yield Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

On December 11, 2006, a net investment income distribution of approximately $7,074,000 and a long-term capital gain distribution of approximately $4,460,000 were declared by the Convertible Fund. The distributions were paid on December 21, 2006 to shareholders of record on December 20, 2006.

The tax character of distributions paid during the fiscal years ended November 30, 2006 and 2005 are as follows:

	Convertible Fund		High Yield Fund
	11/30/2006	11/30/2005	11/30/2006	11/30/2005
Distributions paid from:
Ordinary income	$4,747,077	$4,572,078	$13,370,213	$13,424,887
Net long-term capital gains	-	-	1,201,292	-
Total distributions paid	$4,747,077	$4,572,078	$14,571,505	$13,424,887
	Limited Duration Fund		U.S. Government Fund
	11/30/2006	11/30/2005	11/30/2006	11/30/2005
Distributions paid from:
Ordinary income	$4,834,277	$4,963,031	$29,617,144	$31,401,832
Total distributions paid	$4,834,277	$4,963,031	$29,167,144	$31,401,832

74

Notes to Financial Statements (continued)

As of November 30, 2006, the components of accumulated earnings (losses) on a tax basis are as follows:

	Convertible Fund	High Yield Fund
Undistributed ordinary income – net	$6,958,863	$282,681
Undistributed long-term capital gains	4,494,129	-
Total undistributed earnings	$11,452,992	$282,681
Capital loss carryforwards*	-	(2,877,923)
Temporary differences	(18,589)	(103,957)
Unrealized gains – net	22,366,174	2,292,943
Total accumulated earning (losses) – net	$33,800,577	$(406,256)
	Limited Duration Fund	U.S. Government Fund
Undistributed ordinary income – net	$9,395	$–
Total undistributed earnings	$9,395	$–
Capital loss carryforwards*	(9,985,390)	(108,725,818)
Temporary differences	(16,873)	(1,879,133)
Unrealized gains – net	404,222	8,199,155
Total accumulated losses – net	$(9,588,646)	$(102,405,796)

* As of November 30, 2006, the capital loss carryforwards, along with the related expiration dates, are as follows:

	2007	2008	2009	2012	2013	2014	Total
High Yield Fund	$-	$1,101,348	$501,160	$-	$-	$1,275,415	$2,877,923
Limited Duration Fund	-	-	-	4,491,488	2,765,987	2,727,915	9,985,390
U.S. Government Fund	42,258,127	15,472,949	-	39,970,699	7,192,922	3,831,121	108,725,818

Capital losses incurred after October 31 ("Post-October Losses"), within the taxable year are generally deemed to arise on the first business day of the Fund's next taxable year. High Yield Fund incurred and will elect to defer net capital losses of $68,902 during fiscal 2006.

As of November 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Convertible Fund	High Yield Fund
Tax cost	$260,309,077	$191,850,494
Gross unrealized gain	24,627,651	4,103,706
Gross unrealized loss	(2,261,477)	(1,776,864)
Net unrealized security gain	$22,366,174	$2,326,842
	Limited Duration Fund	U.S. Government Fund
Tax cost	$139,482,589	$677,729,991
Gross unrealized gain	522,576	9,486,342
Gross unrealized loss	(118,354)	(1,287,187)
Net unrealized security gain	$404,222	$8,199,155

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, and wash sales.

75

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended November 30, 2006 have been reclassified among the components of net assets based on their tax-basis treatment as follows:

	Undistributed/ (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Convertible Fund	$9,756,487	$(9,756,487)
High Yield Fund	852,509	(852,509)
Limited Duration Fund	209,934	(209,934)
U.S. Government Fund	205,008	(205,008)

The permanent differences are primarily attributable to the tax treatment of certain securities, amortization, and principal paydown gains and losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for fiscal year ended November 30, 2006 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$-	$279,826,205	$-	$248,899,823
High Yield Fund	-	203,318,493	-	202,910,997
Limited Duration Fund	431,142,084	20,030,751	422,279,322	20,393,932
U.S. Government Fund	3,826,141,394	-	3,851,822,708	-

* Includes U.S. Government sponsored enterprise securities.

6. REDEMPTIONS IN-KIND

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payments for a redemption of fund shares redemptions in-kind. For financial reporting purposes, the Funds recognize a gain on redemptions in-kind to the extent the value of the distributed securities exceeds their costs; the Funds recognize a loss if cost exceeds value. During the fiscal year ended November 30, 2006, shareholders of the U.S. Government Fund redeemed Fund shares in exchange for Fund portfolio securities, realizing a net gain of $168,110.

7. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

76

Notes to Financial Statements (continued)

8. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

9. LINE OF CREDIT

Convertible Fund and High Yield Fund, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of November 30, 2006 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended November 30, 2006.

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

11. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Convertible Fund and High Yield Fund may invest up to 20% of their assets in foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as

77

Notes to Financial Statements (continued)

Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund's performance.

78

Notes to Financial Statements (continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CONVERTIBLE FUND

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,445,785	$29,364,792	3,237,691	$36,598,499
Reinvestment of distributions	128,932	1,524,121	145,400	1,645,399
Shares reacquired	(3,936,919)	(46,801,260)	(2,327,446)	(26,221,995)
Increase (decrease)	(1,362,202)	$(15,912,347)	1,055,645	$12,021,903
Class B Shares
Shares sold	217,241	$2,609,690	437,762	$4,889,968
Reinvestment of distributions	9,900	116,543	11,483	129,682
Shares reacquired	(387,875)	(4,628,522)	(301,353)	(3,405,191)
Increase (decrease)	(160,734)	$(1,902,289)	147,892	$1,614,459
Class C Shares
Shares sold	1,380,991	$16,599,020	1,399,185	$15,746,807
Reinvestment of distributions	36,344	427,504	46,066	519,816
Shares reacquired	(1,908,349)	(22,839,634)	(1,898,406)	(21,299,105)
Decrease	(491,014)	$(5,813,110)	(453,155)	$(5,032,482)
Class P Shares
Shares sold	216,789	$2,609,379	8,337	$94,746
Reinvestment of distributions	422	5,048	87	984
Shares reacquired	(5,979)	(70,419)	(1,972)	(22,654)
Increase	211,232	$2,544,008	6,452	$73,076
Class Y Shares
Shares sold	4,451,327	$52,951,713	4,019,110	$45,915,859
Reinvestment of distributions	88,126	1,046,712	49,068	556,399
Shares reacquired	(831,716)	(10,280,034)	(630,307)	(7,229,081)
Increase	3,707,737	$43,718,391	3,437,871	$39,243,177

79

Notes to Financial Statements (continued)

HIGH YIELD FUND

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,305,277	$26,311,355	4,711,812	$38,539,268
Reinvestment of distributions	733,114	5,818,587	667,290	5,466,432
Shares reacquired	(3,858,799)	(30,717,831)	(5,681,719)	(46,604,731)
Increase (decrease)	179,592	$1,412,111	(302,617)	$(2,599,031)
Class B Shares
Shares sold	440,924	$3,493,558	736,479	$6,038,610
Reinvestment of distributions	207,376	1,639,810	189,608	1,548,294
Shares reacquired	(1,466,435)	(11,616,046)	(1,706,937)	(13,952,763)
Decrease	(818,135)	$(6,482,678)	(780,850)	$(6,365,859)
Class C Shares
Shares sold	753,145	$5,972,740	1,051,743	$8,627,058
Reinvestment of distributions	139,220	1,100,637	134,488	1,099,398
Shares reacquired	(1,691,112)	(13,414,475)	(2,206,009)	(18,040,003)
Decrease	(798,747)	$(6,341,098)	(1,019,778)	$(8,313,547)
Class P Shares
Shares sold	12,924	$103,620	848.656	$6,975
Reinvestment of distributions	373	2,988	33.934	276
Shares reacquired	(806)	(6,428)	(144.360)	(1,184)
Increase	12,491	$100,180	738.230	$6,067
Class Y Shares
Shares sold	1,902,141	$15,180,214	1,547,856	$12,734,912
Reinvestment of distributions	215,759	1,715,753	94,479	772,494
Shares reacquired	(825,864)	(6,571,613)	(290,673)	(2,362,345)
Increase	1,292,036	$10,324,354	1,351,662	$11,145,061

80

Notes to Financial Statements (continued)

LIMITED DURATION FUND

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,341,372	$27,074,114	9,066,690	$39,506,056
Reinvestment of distributions	621,048	2,648,123	567,938	2,474,304
Shares reacquired	(9,567,575)	(40,804,061)	(9,403,011)	(40,977,651)
Increase (decrease)	(2,605,155)	$(11,081,824)	231,617	$1,002,709
Class B Shares
Shares sold	520,663	$2,222,433	829,639	$3,618,021
Reinvestment of distributions	31,438	134,340	25,421	110,933
Shares reacquired	(718,152)	(3,072,136)	(624,256)	(2,725,408)
Increase (decrease)	(166,051)	$(715,363)	230,804	$1,003,546
Class C Shares
Shares sold	1,942,192	$8,332,959	2,577,533	$11,297,503
Reinvestment of distributions	171,681	737,043	166,719	731,537
Shares reacquired	(4,260,645)	(18,309,413)	(5,140,373)	(22,555,538)
Decrease	(2,146,772)	$(9,239,411)	(2,396,121)	$(10,526,498)
Class Y Shares
Shares sold	32,068	$136,750	20,727	$90,632
Reinvestment of distributions	4,040	17,223	3,107	13,537
Shares reacquired	(8,799)	(37,706)	(7,751)	(33,718)
Increase	27,309	$116,267	16,083	$70,451

U.S. GOVERNMENT FUND

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,100,095	$28,252,099	11,913,729	$31,108,636
Reinvestment of distributions	7,324,558	18,621,996	7,630,743	19,904,155
Shares reacquired	(62,653,376)	(159,761,299)	(54,593,172)	(142,371,754)
Decrease	(44,228,723)	$(112,887,204)	(35,048,700)	$(91,358,963)
Class B Shares
Shares sold	1,432,702	$3,645,839	2,033,411	$5,304,627
Reinvestment of distributions	349,409	888,265	368,841	962,070
Shares reacquired	(7,274,233)	(18,480,469)	(7,550,888)	(19,700,468)
Decrease	(5,492,122)	$(13,946,365)	(5,148,636)	$(13,433,771)
Class C Shares
Shares sold	1,889,693	$4,817,986	1,744,297	$4,572,631
Reinvestment of distributions	409,130	1,043,350	402,128	1,053,031
Shares reacquired	(5,942,706)	(15,154,275)	(6,108,253)	(15,984,931)
Decrease	(3,643,883)	$(9,292,939)	(3,961,828)	$(10,359,269)
Class Y Shares
Shares sold	98,809	$251,548	119,924	$310,970
Reinvestment of distributions	18,821	47,743	20,812	54,297
Shares reacquired	(289,064)	(724,671)	(139,597)	(364,339)
Increase (decrease)	(171,434)	$(425,380)	1,139	$928

81

Notes to Financial Statements (concluded)

13. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds will adopt FIN 48 during 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No.157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

82

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust – Lord Abbett Convertible Fund, Lord Abbett High Yield Fund, Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund, and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund (the "Funds") as of November 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statements of cash flows of Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund for the year then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust – Lord Abbett Convertible Fund, Lord Abbett High Yield Fund, Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund, and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund as of November 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the statements of cash flows of Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund for the year then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 26, 2007

83

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1989; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Trustees

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).	Currently serves as director of Adelphia Communications, Inc.; Crane Co.; and Huttig Building Products Inc.

84

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (U.S.) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

85

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Michael S. Goldstein (1968)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1997.

Maren Lindstrom (1962)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Robert G. Morris (1944)	Executive Vice President	Elected in 1995	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 – 2003).

86

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1987.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003); attorney at Dechert LLP (2000-2002).

Ellen G. Itskovitz (1957)	Vice President	Elected in 2002	Partner and Senior Research Analyst, joined Lord Abbett in 1998.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Jerald Lanzotti (1967)	Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1996.

Robert A. Lee (1969)	Vice President	Elected in 1998	Partner and Investment Manager, joined Lord Abbett in 1997.

Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management, joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

87

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC (2000-2003).

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

88

Householding

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures, and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

8.14% of the ordinary income distribution paid by the Convertible Fund during fiscal 2006 is qualified dividend income. For corporate shareholders, only 7.95% of the Convertible Fund's ordinary income distribution qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders by the High Yield Fund during the fiscal year ended November 30, 2006, $1,201,292 represents long-term capital gains.

89

Lord Abbett Investment Trust
  Lord Abbett Convertible Fund
Lord Abbett High Yield Fund
Lord Abbett Limited Duration U.S. Government &
  Government Sponsored Enterprises Fund
Lord Abbett U.S. Government & Government
  Sponsored Enterprises Fund

LAIT-2-1106
(01/07)

This report when not used for the general
information of shareholders of the fund, is to
be distributed only if preceded or accompanied
by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

LORD ABBETT

2006

Annual

Report

Lord Abbett
Core Fixed Income Fund
Total Return Fund

For the fiscal year ended November 30, 2006

Lord Abbett Investment Trust Annual Report

Core Fixed Income Fund and Total Return Fund

For the fiscal year ended November 30, 2006

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Core Fixed Income Fund's and the Lord Abbett Total Return Fund's performance for the fiscal year ended November 30, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the fiscal year ended November 30, 2006?

A: Bond markets faced headwinds in the first half of the fiscal year ended November 30, 2006, as tighter U.S. and international monetary policy and better than expected economic data pushed bond yields higher (and prices lower). The benchmark 10-year Treasury bond began 2006 yielding 4.39%, and by June 30 had risen to 5.14%. As a result, most sectors of the bond market produced negative returns during the first six months of the period. However, the market changed for bond investors in the second half of the fiscal year. The bond market rallied nearly 6% in price terms as the 10-year Treasury

1

yield fell to 4.46% by November 30, 2006. The reversal was attributed to a number of factors, leading market participants to believe that the Federal Reserve Board (the Fed) would begin lowering interest rates. In August, the Fed decided to hold the fed funds rate (the rate at which banks lend to one another) steady at 5.25%, after increasing it 17 straight times since June 2004. The Fed subsequently held rates steady at its meetings in September and October.

Another contributing factor to the bond market rally, particularly in the U.S. Treasury market, was the evident slowing of the economy. Second quarter 2006 gross domestic product (GDP) came in at 2.6%, sharply lower than the first quarter GDP of 5.6%, while preliminary estimates for third quarter GDP are 2.2%. The downshift in economic activity was supportive of bond prices, as investors expected the Fed to be compelled to hold rates steady, or lower them, in order to avert a recession. In addition, in the context of a slowing economy, benign inflation reports suggest that rate increases to date have been sufficient to temper incipient inflationary pressure. The Producer Price Index (PPI) and Consumer Price Indexes (CPI) each actually fell in October. The energy-dampened CPI decreased by 0.5% for the month and measured 1.3% year over year, and the PPI fell 1.6% during the month, posting a 1.6% annual decline. Excluding food and energy prices, the core numbers were 0.1% and -0.9%, respectively.

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 800-821-5129 or referring to our Website at www.lordabbett.com.

Q: How did the Core Fixed Income Fund and the Total Return Fund perform over the fiscal year ended November 30, 2006?

A: The Core Fixed Income Fund returned 5.5%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,1 which returned 5.9% for the same period. The Fund's average annual total returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 0.49%, 5 years: 3.51%, and since inception (August 31, 2000): 5.33%.

2

The Total Return Fund returned 5.7%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Universal Index,2 which returned 6.4% for the same period. The Fund's average annual total returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 0.69%, 5 years: 3.84%, and since inception (August 31, 2000): 5.57%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

Q: What were the most significant factors affecting performance?

A: Detracting from performance in both funds was an underweight position in investment-grade corporate bonds. Also detracting from performance was the portfolios' maturity structure. The portfolios were constructed to benefit from a steepening of the yield curve. (A steep yield curve means the yields on short-term maturities are relatively low when compared to long-term issues. This means an investor can obtain significantly increased bond income or yield by buying a longer maturity than one can with a short one.) However, the curve remained stubbornly flat, thus the portfolios' underweight in long maturity debt and overweight in intermediate maturity debt penalized returns marginally.

The Total Return Fund's underweight position in high yield and emerging market securities detracted from performance. Emerging market securities were negatively affected in the first half of the year as leading central banks began to raise interest rates and investors became more risk-averse. These headwinds proved temporary, however, and emerging markets strengthened again in the second half of the year.

For both the Core Fixed Income and Total Return funds, throughout the period the portfolios maintained underweight positions in riskier securities and significant overweights in structured (i.e., collateralized), securities. With the exception of the May–June retrenchment in investor appetite for risk, portfolio securities with excess yield over Treasuries outperformed comparable maturity Treasury securities during the year. Therefore, a decision to overweight non-Treasury securities was rewarded.

The primary contributor to relative performance in both the Core Fixed Income and Total Return funds was the portfolios' large overweight position in agency mortgage-backed pass-through securities (MBS). Based on attractive valuations, however, the portfolios' overweight position in MBS was significantly reduced during the latter half of the year, and positions in agencies were added.

3

The Funds' portfolios are actively managed and, therefore, their holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if shares are redeemed within 12 months of purchase (24th month if shares were purchased prior to November 1, 2004). Please see section "Your Investment — Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

2  The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

The views of each Fund's management and the portfolio holdings described in this report are as of November 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund's prospectus.

Performance: Because of ongoing market volatility, each Fund's performance may be subject to substantial fluctuation. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

4

Core Fixed Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Lehman Brothers U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	5 Years	Life of Class
Class A3	0.49%	3.51%	5.33%
Class B4	0.80%	3.74%	5.64%
Class C5	4.80%	3.92%	5.63%
Class P6	5.36%	4.46%	6.14%
Class Y1	5.85%	4.94%	6.33%

30-Day SEC Yield for the Period Ended November 30, 2006

Class A	Class B	Class C	Class P	Class Y
4.23%	3.57%	3.58%	4.13%	4.57%

1  Total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ended November 30, 2006. Class Y shares commenced operations on March 16, 1998. Performance is at net asset value.

2  Performance of the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance. Performance for the index begins on March 16, 1998.

3  Class A shares commenced operations on August 31, 2000. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

5  Class C shares commenced operations on August 31, 2000. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class P shares commenced operations on August 31, 2000. Performance is at net asset value.

5

Total Return Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Lehman Brothers U.S. Aggregate Bond Index and the Lehman Brothers U.S. Universal Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	5 Years	Life of Class
Class A3	0.69%	3.84%	5.57%
Class B4	1.01%	4.05%	5.89%
Class C5	4.98%	4.24%	5.90%
Class P6	5.57%	4.84%	6.40%
Class Y1	6.05%	5.25%	6.29%

30-Day SEC Yield for the Period Ended November 30, 2006

Class A	Class B	Class C	Class P	Class Y
4.30%	3.65%	3.65%	4.20%	4.64%

1  Total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ended November 30, 2006. Class Y shares commenced operations on December 14, 1998. Performance is at net asset value.

2  Performance for each unmanaged index does not reflect fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Performance for each index begins on December 31, 1998.

3  Class A shares commenced operations on August 31, 2000. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

5  Class C shares commenced operations on August 31, 2000. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class P shares commenced operations on August 31, 2000. Performance is at net asset value.

6

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 through November 30, 2006).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/06 – 11/30/06" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

7

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,054.50	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.56
Class B
Actual	$1,000.00	$1,052.20	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.84
Class C
Actual	$1,000.00	$1,052.30	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.84
Class P
Actual	$1,000.00	$1,054.90	$5.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class Y
Actual	$1,000.00	$1,057.40	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.79

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 1.00% for Class P and 0.55% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

November 30, 2006

Credit Rating	%*
AAA	74.15%
AA-	1.60%
A	1.70%
A-	0.65%
BBB+	2.28%
BBB	0.63%
BBB-	1.27%
BB+	0.55%
BB	0.32%
U. S. Treasury	14.39%
Short-Term Investments	2.46%
Total	100.00%

*  Represents percent of total investments

8

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 - 11/30/06
Class A
Actual	$1,000.00	$1,054.50	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.57	$4.56
Class B
Actual	$1,000.00	$1,051.20	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.84
Class C
Actual	$1,000.00	$1,052.10	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.34	$7.84
Class P
Actual	$1,000.00	$1,054.90	$5.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.07	$5.06
Class Y
Actual	$1,000.00	$1,057.40	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.79

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 1.00% for Class P and 0.55% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

November 30, 2006

Credit Rating	%*
AAA	73.18%
AA-	1.67%
A	1.66%
A-	0.71%
BBB+	2.34%
BBB	0.59%
BBB-	1.23%
BB+	1.30%
BB	1.08%
BB-	0.44%
B+	0.76%
B	0.61%
B-	0.42%
CCC	0.09%
U. S. Treasury	12.56%
Short-Term Investments	1.36%
Total	100.00%

*  Represents percent of total investments

9

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 101.39%
Asset-Backed Securities 1.29%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$400	$400,079
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	485	480,746
MBNA Credit Card Master Note Trust 2003-A1 A1	3.30%	7/15/2010	175	171,528
Residential Asset Securities Corp. 2005-KS7 A1	5.42%#	8/25/2035	113	113,148
Residential Asset Securities Corp. 2005-KS8 A1	5.43%#	8/25/2035	113	112,940
Total				1,278,441
Corporate Bonds 9.78%
AT&T Broadband Corp.	9.455%	11/15/2022	336	445,907
AT&T Corp.	7.30%	11/15/2011	390	427,493
Avnet, Inc.	6.625%	9/15/2016	80	83,919
Bank of America Corp.	5.625%	10/14/2016	705	727,592
British Telecom plc (United Kingdom)(a)	8.375%	12/15/2010	238	268,475
CenterPoint Energy, Inc.	7.25%	9/1/2010	169	179,873
Citigroup, Inc.	5.85%	8/2/2016	875	919,566
Comcast Corp.	6.45%	3/15/2037	74	76,443
Commonwealth Edison Co.	6.95%	7/15/2018	206	216,285
Consolidated Natural Gas Co.	6.625%	12/1/2008	85	87,138
Corn Products Int'l., Inc.	8.45%	8/15/2009	160	171,971
Cox Communications, Inc.	6.75%	3/15/2011	213	224,952
Deutsche Telekom Int'l Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	235	257,252
Duke Energy Field Services	7.875%	8/16/2010	203	220,630
Dun & Bradstreet Corp. (The)	5.50%	3/15/2011	224	226,914
EMBARQ Corp.	7.082%	6/1/2016	104	107,900
Enterprise Products Operating L.P.	6.65%	10/15/2034	250	261,904
Exelon Corp.	6.95%	6/15/2011	162	172,458
FMC Corp.	7.00%	5/15/2008	210	214,163
France Telecom S.A. (France)(a)	7.75%	3/1/2011	90	99,173
General Electric Capital Corp.	5.375%	10/20/2016	424	431,852
General Mills, Inc.	5.125%	2/15/2007	270	269,813
Harrah's Operating Co., Inc.	6.50%	6/1/2016	96	85,875
IPSCO, Inc. (Canada)(a)	8.75%	6/1/2013	226	242,385
John Deere Capital Corp.	5.40%	4/7/2010	90	91,008
MeadWestvaco Corp.	8.20%	1/15/2030	200	230,151

See Notes to Financial Statements.
10

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Phelps Dodge Corp.	9.50%	6/1/2031	$87	$107,580
SBC Communications, Inc.	5.30%	11/15/2010	250	252,149
Scholastic Corp.	5.75%	1/15/2007	325	326,295
Sprint Capital Corp.	8.75%	3/15/2032	271	340,313
Steelcase Inc. Class A	6.50%	8/15/2011	83	85,262
Talisman Energy Inc. (Canada)(a)	6.25%	2/1/2038	289	287,948
Telecom Italia Capital SpA (Luxembourg)(a)	7.20%	7/18/2036	119	127,801
TELUS Corp. (Canada)(a)	7.50%	6/1/2007	65	65,656
Time Warner, Inc.	7.625%	4/15/2031	260	298,796
UnitedHealth Group, Inc.	3.375%	8/15/2007	343	338,434
Verizon Global Funding Corp.	7.25%	12/1/2010	570	613,811
Verizon Global Funding Corp.	7.75%	12/1/2030	99	118,506
Total				9,703,643
Government Sponsored Enterprise Bonds 9.71%
Federal National Mortgage Assoc.	4.625%	10/15/2013	1,339	1,331,927
Federal National Mortgage Assoc.	6.00%	5/15/2011	7,884	8,294,591
Total				9,626,518
Government Sponsored Enterprises Pass-Throughs 38.68%
Federal Home Loan Mortgage Corp.	4.197%#	1/1/2034	1,020	1,004,377
Federal Home Loan Mortgage Corp. Gold(c)	5.50%	TBA	4,290	4,311,450
Federal Home Loan Mortgage Corp. 1B3113	5.711%#	10/1/2036	515	518,360
Federal Home Loan Mortgage Corp. 1G2501	5.587%#	10/1/2036	404	406,732
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	20	20,272
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	549	543,690
Federal Home Loan Mortgage Corp. B19138	5.00%	4/1/2020	1,113	1,102,126
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	132	136,422
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	14	14,862
Federal Home Loan Mortgage Corp. E01590	5.00%	2/1/2019	337	333,994
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	762	754,584
Federal Home Loan Mortgage Corp. G11870	6.00%	10/1/2017	174	177,436
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	3,466	3,433,787
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,124	1,113,384
Federal Home Loan Mortgage Corp. G18016	5.00%	10/1/2019	225	223,423
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	529	523,927
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	696	689,921

See Notes to Financial Statements.
11

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. J00555	5.00%	12/1/2020	$403	$399,569
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	506	509,089
Federal National Mortgage Assoc.	3.498%#	8/1/2033	336	330,726
Federal National Mortgage Assoc.	4.565%#	7/1/2035	545	542,320
Federal National Mortgage Assoc.	4.64%	7/1/2015	1,178	1,151,549
Federal National Mortgage Assoc.	5.023%#	4/1/2035	743	742,534
Federal National Mortgage Assoc.	5.263%#	10/1/2035	1,267	1,272,216
Federal National Mortgage Assoc.	5.402%#	4/1/2036	415	417,685
Federal National Mortgage Assoc.	5.416%#	9/1/2036	721	721,648
Federal National Mortgage Assoc.	5.499%#	4/1/2036	1,274	1,283,563
Federal National Mortgage Assoc.	5.50%	4/1/2033	286	285,854
Federal National Mortgage Assoc.	5.50%	7/1/2033	710	709,650
Federal National Mortgage Assoc.	5.50%	10/1/2033	171	171,109
Federal National Mortgage Assoc.	5.50%	11/1/2033	471	470,177
Federal National Mortgage Assoc.	5.50%	3/1/2034	150	149,880
Federal National Mortgage Assoc.	5.50%	12/1/2034	1,397	1,394,403
Federal National Mortgage Assoc.	5.50%	2/1/2035	181	180,438
Federal National Mortgage Assoc.	5.50%	3/1/2035	1,240	1,235,961
Federal National Mortgage Assoc.	5.50%	4/1/2035	1,000	996,753
Federal National Mortgage Assoc.	5.50%	7/1/2035	619	617,130
Federal National Mortgage Assoc.	5.50%	8/1/2035	980	977,455
Federal National Mortgage Assoc.	5.50%	10/1/2035	1,407	1,402,944
Federal National Mortgage Assoc.	5.50%	2/1/2036	496	494,861
Federal National Mortgage Assoc.	5.50%	3/1/2036	765	762,673
Federal National Mortgage Assoc.	5.50%	4/1/2036	3,589	3,576,982
Federal National Mortgage Assoc.	5.50%	6/1/2036	550	548,144
Federal National Mortgage Assoc.	5.683%#	8/1/2036	1,014	1,020,109
Federal National Mortgage Assoc.	5.78%#	10/1/2036	676	688,249
Total				38,362,418
Non-Agency Commercial Mortgage-Backed Securities 26.97%
Banc of America Commercial Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	559	543,748
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	2,075	2,060,998
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	390	385,756
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	434	431,722

See Notes to Financial Statements.
12

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	$940	$940,138
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	500	503,496
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.354%#	9/10/2047	970	977,826
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	719	701,278
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,614,190
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	165	163,960
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	482	476,925
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%#	10/12/2042	915	919,188
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	595	606,640
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A1	2.254%	1/15/2037	244	240,352
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,000	1,897,760
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AJ	5.349%#	11/10/2045	425	430,138
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	84	83,403
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	580	584,796
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	645	633,892
GS Mortgage Securities Corp. II 2006-GG6 AAB	5.587%#	4/10/2038	1,070	1,098,757
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	647	646,133
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,343	1,319,267
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1	4.116%	3/15/2046	223	219,729
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%	4/15/2043	660	668,887
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	250	241,738

See Notes to Financial Statements.
13

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LB-UBS Commercial Mortgage Trust 2003-C3 A1	2.599%	5/15/2027	$609	$592,830
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	1,173	1,139,318
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	330	318,369
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	60	60,203
Merrill Lynch Mortgage Trust 2004-MKB1 A1	3.563%	2/12/2042	602	589,516
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	200	200,305
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.396%#	11/12/2037	175	176,835
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.417%#	11/12/2037	835	846,584
Merrill Lynch Mortgage Trust 2005-LC1 A1	5.017%	1/12/2044	445	445,478
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	110	111,188
Merrill Lynch Mortgage Trust 2006-C1 ASB	5.844%#	5/12/2039	95	98,552
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	280	274,120
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	429	417,878
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	829	814,253
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	550	538,650
Wachovia Bank Commercial Mortgage Trust 2003-C9 A2	3.958%	12/15/2035	750	734,826
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	774	766,098
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.37%#	10/15/2044	225	227,379
Total				26,743,099
U.S. Treasury Obligations 14.96%
U.S. Treasury Bond(d)	4.50%	2/15/2036	1,670	1,653,953
U.S. Treasury Bond	6.125%	8/15/2029	2,562	3,091,614
U.S. Treasury Inflation Protected Security(b)	2.50%	7/15/2016	248	255,753
U.S. Treasury Note	4.25%	8/15/2013	6,111	6,048,222
U.S. Treasury Note	4.25%	11/15/2013	1,153	1,140,210
U.S. Treasury Note(d)	4.625%	11/15/2016	193	195,593
U.S. Treasury Note	5.125%	6/30/2011	2,098	2,156,679
U.S. Treasury Strips	Zero Coupon	8/15/2020	554	293,476
Total				14,835,500
Total Long-Term Investments (cost $99,086,796)				100,549,619

See Notes to Financial Statements.
14

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 2.56%
Government Sponsored Enterprise Note 2.44%
Federal Home Loan Bank	5.18%	12/01/2006	$2,424	$2,424,000
Repurchase Agreement 0.12%
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $115,000 of Federal National Mortgage Assoc. at 5.45% due 10/18/2021; value: $118,738; proceeds: $114,909			115	114,894
Total Short-Term Investments (cost $2,538,894)				2,538,894
Total Investments in Securities 103.95% (cost $101,625,690)				103,088,513
Liabilities in Excess of Other Assets (3.95%)				(3,916,969)
Net Assets 100.00%				$99,171,544

#  Variable rate security. The interest rate represents the rate at November 30, 2006.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

  (c)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (d)  Securities have been fully/partially segregated for open reverse repurchase agreements as of November 30, 2006. (See Note 2).

See Notes to Financial Statements.
15

Schedule of Investments

TOTAL RETURN FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 100.60%
Asset-Backed Securities 1.38%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$2,260	$2,260,448
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	2,710	2,708,429
Centex Home Equity 2006-A AV1	5.37%#	6/25/2036	347	347,228
First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF9 A2	5.44%#	10/25/2035	462	462,035
Ford Credit Auto Owner Trust 2005-A A4	3.72%	10/15/2009	1,650	1,625,341
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	1,176	1,165,685
Honda Auto Receivables Owner Trust 2004-1 A3	2.40%	2/21/2008	260	258,737
Residential Asset Mortgage Products, Inc. 2005-RZ2 AI1	5.44%#	5/25/2035	212	212,497
Residential Asset Securities Corp. 2005-KS7 A1	5.42%#	8/25/2035	34	34,227
Residential Funding Mortgage Securities 2005-HS1 AI1	5.44%#	9/25/2035	393	392,374
USAA Auto Owner Trust 2004-3 A3	3.16%	2/17/2009	299	296,361
Total				9,763,362
Corporate Bonds 13.35%
AK Steel Holding Corp.	7.75%	6/15/2012	1,055	1,055,000
ArvinMeritor, Inc.	8.75%	3/1/2012	565	573,475
AT&T Broadband Corp.	9.455%	11/15/2022	2,274	3,017,834
AT&T Corp.	7.30%	11/15/2011	2,738	3,001,220
Avnet, Inc.	6.625%	9/15/2016	499	523,447
Bank of America Corp.	5.625%	10/14/2016	5,290	5,459,518
Bowater Inc.	9.375%	12/15/2021	405	398,925
British Telecom plc (United Kingdom)(a)	8.375%	12/15/2010	1,954	2,204,200
CenterPoint Energy, Inc.	7.25%	9/1/2010	1,138	1,211,213
Chemtura Corp.	6.875%	6/1/2016	1,351	1,334,112
Chesapeake Energy Corp.	6.25%	1/15/2018	1,055	1,003,569
Citigroup, Inc.	5.85%	8/2/2016	5,900	6,200,505
Comcast Corp.	6.45%	3/15/2037	619	639,437
Commonwealth Edison Co.	6.95%	7/15/2018	1,233	1,294,561
Complete Production Services, Inc.+(c)	8.00%	12/15/2016	440	446,600
Consolidated Natural Gas Co.	6.625%	12/1/2008	633	648,919
Corn Products Int'l., Inc.	8.45%	8/15/2009	1,273	1,368,246
Cox Communications, Inc.	6.75%	3/15/2011	1,209	1,276,842

See Notes to Financial Statements.
16

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Deutsche Telekom Int'l Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	$1,558	$1,705,527
Dobson Communications Corp.	8.875%	10/1/2013	670	678,375
Domtar, Inc. (Canada)(a)	7.875%	10/15/2011	725	743,125
Duke Energy Field Services	7.875%	8/16/2010	1,387	1,507,461
Dun & Bradstreet Corp. (The)	5.50%	3/15/2011	1,761	1,783,907
Edison Mission Energy	7.75%	6/15/2016	590	619,500
EMBARQ Corp.	7.082%	6/1/2016	630	653,628
Enterprise Products Operating L.P.	6.65%	10/15/2034	1,581	1,656,279
Exelon Corp.	6.95%	6/15/2011	1,141	1,214,658
FMC Corp.	7.00%	5/15/2008	1,617	1,649,059
Ford Motor Credit Corp.	7.875%	6/15/2010	355	356,884
France Telecom S.A. (France)(a)	7.75%	3/1/2011	731	805,504
Freescale Semiconductor Inc.+(c)	8.875%	12/15/2014	1,015	1,022,612
General Electric Capital Corp.	5.375%	10/20/2016	3,189	3,248,054
General Mills, Inc.	5.125%	2/15/2007	1,709	1,707,817
Glatfelter (P.H.) Co.+	7.125%	5/1/2016	280	281,400
GMAC LLC	6.75%	12/1/2014	353	362,530
Goodyear Tire & Rubber Co. (The)+	8.625%	12/1/2011	625	637,500
Harrah's Operating Co., Inc.	6.50%	6/1/2016	683	610,963
HCA, Inc.	6.50%	2/15/2016	690	574,425
HCA, Inc.+	9.125%	11/15/2014	1,095	1,147,013
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	660	623,700
Household Finance Corp.	5.75%	1/30/2007	410	410,242
IPSCO Inc. (Canada)(a)	8.75%	6/1/2013	1,548	1,660,230
John Deere Capital Corp.	4.125%	1/15/2010	100	97,378
John Deere Capital Corp.	5.40%	4/7/2010	755	763,461
Lear Corp.+	8.50%	12/1/2013	505	503,106
Lyondell Chemical Co.	8.25%	9/15/2016	760	794,200
MeadWestvaco Corp.	8.20%	1/15/2030	1,250	1,438,444
Mediacom Broadband LLC/Corp.	8.50%	10/15/2015	1,165	1,172,281
Mirant Americas Generation LLC	9.125%	5/1/2031	610	642,025
Mosaic Co. (The)+(c)	7.375%	12/1/2014	200	204,250
Newfield Exploration Co.	7.625%	3/1/2011	1,524	1,604,010
NRG Energy, Inc.	7.375%	1/15/2017	660	660,000
NXP B.V. (Netherlands)+(a)	9.50%	10/15/2015	1,220	1,258,125
Peabody Energy Corp.	5.875%	4/15/2016	1,760	1,689,600
Phelps Dodge Corp.	9.50%	6/1/2031	550	680,101
Quicksilver Resources, Inc.	7.125%	4/1/2016	965	931,225
Qwest Corp.	7.625%	6/15/2015	755	809,738

See Notes to Financial Statements.
17

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Reliant Energy, Inc.	9.25%	7/15/2010	$480	$507,000
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	710	750,825
SBC Communications, Inc.	5.30%	11/15/2010	1,693	1,707,551
Scholastic Corp.	5.75%	1/15/2007	1,585	1,591,315
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	1,487	1,483,283
Sprint Capital Corp.	8.75%	3/15/2032	1,994	2,503,999
Steelcase Inc. Class A	6.50%	8/15/2011	529	543,416
Talisman Energy Inc. (Canada)(a)	6.25%	2/1/2038	2,270	2,261,733
Telecom Italia Capital SpA (Luxembourg)(a)	7.20%	7/18/2036	718	771,101
TELUS Corp. (Canada)(a)	7.50%	6/1/2007	470	474,745
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	498	488,040
Time Warner, Inc.	7.625%	4/15/2031	1,858	2,135,243
Tronox Worldwide LLC/Finance	9.50%	12/1/2012	740	773,300
UnitedHealth Group, Inc.	3.375%	8/15/2007	2,149	2,120,390
Verizon Global Funding Corp.	7.25%	12/1/2010	3,950	4,253,601
Verizon Global Funding Corp.	7.75%	12/1/2030	765	915,728
Wabtec Corp.	6.875%	7/31/2013	935	927,988
Total				94,775,218
Foreign Government Obligation 0.25%
Republic of Brazil(a)	6.00%	1/17/2017	1,830	1,811,700
Government Sponsored Enterprise Bonds 8.62%
Federal National Mortgage Assoc.	4.625%	10/15/2013	8,957	8,909,689
Federal National Mortgage Assoc.	6.00%	5/15/2011	49,740	52,330,410
Total				61,240,099
Government Sponsored Enterprises Pass-Throughs 32.85%
Federal Home Loan Mortgage Corp.	4.197%#	1/1/2034	6,052	5,959,087
Federal Home Loan Mortgage Corp. Gold(e)	5.00%	TBA	1,500	1,485,468
Federal Home Loan Mortgage Corp. Gold(e)	5.50%	TBA	28,020	28,160,100
Federal Home Loan Mortgage Corp. 1B3113	5.711%#	10/1/2036	3,388	3,412,117
Federal Home Loan Mortgage Corp. 1G2501	5.588%#	10/1/2036	2,643	2,658,637
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	43	43,924
Federal Home Loan Mortgage Corp. B11354	5.00%	12/1/2018	1,738	1,725,531
Federal Home Loan Mortgage Corp. B17509	5.00%	12/1/2019	2,000	1,983,606
Federal Home Loan Mortgage Corp. B17621	5.00%	1/1/2020	1,081	1,072,003
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	1,071	1,103,782

See Notes to Financial Statements.
18

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	$57	$59,118
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	271	279,734
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	119	123,326
Federal Home Loan Mortgage Corp. E00956	6.00%	3/1/2016	801	815,367
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	238	235,950
Federal Home Loan Mortgage Corp. E01603	5.00%	3/1/2019	322	319,270
Federal Home Loan Mortgage Corp. E78369	6.00%	9/1/2013	458	457,528
Federal Home Loan Mortgage Corp. E83349	6.00%	4/1/2016	575	585,871
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	1,666	1,652,108
Federal Home Loan Mortgage Corp. G11740	5.00%	5/1/2020	2,139	2,118,785
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	4,595	4,551,904
Federal Home Loan Mortgage Corp. G11838	6.00%	8/1/2020	278	283,523
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	18,353	18,181,462
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	7,476	7,406,670
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	471	466,621
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	3,729	3,693,859
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,862	1,844,770
Federal Home Loan Mortgage Corp. G12286	5.00%	7/1/2021	945	936,011
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	1,379	1,366,202
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	3,208	3,177,856
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	1,080	1,070,111
Federal Home Loan Mortgage Corp. G18065	5.00%	7/1/2020	593	587,909
Federal Home Loan Mortgage Corp. G18069	5.00%	8/1/2020	454	450,103
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	5,175	5,126,867
Federal Home Loan Mortgage Corp. J01164	5.50%	2/1/2021	1,898	1,907,432
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	6,084	6,115,278
Federal Home Loan Mortgage Corp. J03466	5.00%	9/1/2021	1,461	1,446,862
Federal National Mortgage Assoc.	3.498%#	8/1/2033	1,912	1,883,882
Federal National Mortgage Assoc.	4.565%#	7/1/2035	2,474	2,462,735
Federal National Mortgage Assoc.	4.64%	7/1/2015	5,625	5,498,646
Federal National Mortgage Assoc.	5.023%#	4/1/2035	7,672	7,664,424
Federal National Mortgage Assoc.	5.263%#	10/1/2035	9,235	9,272,644
Federal National Mortgage Assoc.	5.402%#	4/1/2036	3,547	3,571,438
Federal National Mortgage Assoc.	5.416%#	9/1/2036	5,725	5,733,836
Federal National Mortgage Assoc.	5.499%#	4/1/2036	2,167	2,183,478
Federal National Mortgage Assoc.(e)	5.50%	TBA	2,255	2,247,247
Federal National Mortgage Assoc.	5.50%	6/1/2033	2,320	2,316,912
Federal National Mortgage Assoc.	5.50%	7/1/2033	6,450	6,442,725
Federal National Mortgage Assoc.	5.50%	1/1/2034	302	301,856
Federal National Mortgage Assoc.	5.50%	5/1/2034	2,226	2,222,945

See Notes to Financial Statements.
19

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Assoc.	5.50%	11/1/2034	$470	$469,228
Federal National Mortgage Assoc.	5.50%	12/1/2034	1,163	1,160,805
Federal National Mortgage Assoc.	5.50%	2/1/2035	7,837	7,824,209
Federal National Mortgage Assoc.	5.50%	3/1/2035	4,876	4,862,410
Federal National Mortgage Assoc.	5.50%	6/1/2035	292	290,875
Federal National Mortgage Assoc.	5.50%	8/1/2035	6,253	6,234,784
Federal National Mortgage Assoc.	5.50%	10/1/2035	9,483	9,455,745
Federal National Mortgage Assoc.	5.50%	11/1/2035	3,258	3,248,363
Federal National Mortgage Assoc.	5.50%	2/1/2036	2,194	2,187,476
Federal National Mortgage Assoc.	5.50%	4/1/2036	16,219	16,165,656
Federal National Mortgage Assoc.	5.50%	6/1/2036	363	362,165
Federal National Mortgage Assoc.	5.519%#	4/1/2036	2,715	2,736,471
Federal National Mortgage Assoc.	5.683%#	8/1/2036	6,664	6,707,098
Federal National Mortgage Assoc.	5.78%#	10/1/2036	6,743	6,862,308
Total				233,235,113
Non-Agency Commercial Mortgage-Backed Securities 31.33%
Banc of America Commercial Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	2,872	2,792,887
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	760	745,469
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	2,040	1,997,020
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	4,270	4,241,185
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	5.018%#	11/10/2042	2,875	2,880,555
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	7,906	7,819,956
Banc of America Commercial Mortgage, Inc. 2005-3 A1	4.136%	7/10/2043	5,497	5,415,442
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	1,000	970,579
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	2,000	2,000,992
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	2,500	2,500,366
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	930	931,039
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	2,245	2,260,698

See Notes to Financial Statements.
20

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.354%#	9/10/2047	$1,450	$1,461,698
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	3,490	3,403,262
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A1	3.762%	7/11/2042	2,660	2,604,555
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A1	3.688%	11/11/2041	315	310,020
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	5,720	5,807,024
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	1,240	1,226,378
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%#	2/13/2042	534	528,587
Citigroup Commercial Mortgage 2004-C2 A5	4.733%	10/15/2041	820	801,496
Citigroup Commercial Mortgage 2005-C3 A1	4.391%	5/15/2043	946	934,117
Citigroup Commercial Mortgage 2005-C3 A4	4.86%	5/15/2043	145	142,555
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.40%#	7/15/2044	3,060	3,100,034
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	13,761	14,030,215
Commercial Mortgage Pass-Through Certificate 2005 C6 A5A	5.116%#	6/10/2044	6,695	6,701,963
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A1	3.006%	3/15/2036	1,652	1,617,504
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A1	2.254%	1/15/2037	510	502,069
GE Capital Commercial Mortgage Corp. 2005-C2 A2	4.706%	5/10/2043	7,900	7,841,519
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.518%#	3/10/2044	3,000	3,045,695
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	4,800	4,554,624
GMAC Commercial Mortgage Securities, Inc. 2004-C3 A2	3.95%	12/10/2041	695	684,032
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	3,540	3,490,759
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AJ	5.349%#	11/10/2045	370	374,473
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	515	510,844

See Notes to Financial Statements.
21

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Greenwich Capital Commercial Funding Corp. 2005-GG3 A1	3.919%	8/10/2042	$316	$311,655
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	7,205	7,068,479
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	2,865	2,888,688
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%#	4/10/2037	7,000	7,054,559
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	1,100	1,081,056
GS Mortgage Securities Corp. II 2006-GG6 AAB	5.587%#	4/10/2038	2,000	2,053,751
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	5,165	5,159,122
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	9,126	8,965,467
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	2,965	2,955,529
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A3	5.381%#	5/15/2041	3,000	3,032,050
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A1	3.765%	1/15/2042	1,544	1,513,532
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	810	790,101
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	750	754,919
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 AM	5.525%#	4/15/2043	325	333,080
LB-UBS Commercial Mortgage Trust 2003-C1 A2	3.323%	3/15/2027	1,100	1,075,787
LB-UBS Commercial Mortgage Trust 2003-C3 A1	2.599%	5/15/2027	7,309	7,113,962
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%#	9/15/2027	1,200	1,175,257
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	9,401	9,127,794
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	5,635	5,436,399
LB-UBS Commercial Mortgage Trust 2005-C2 A2	4.821%	4/15/2030	4,700	4,678,620
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	500	495,023
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	840	842,836

See Notes to Financial Statements.
22

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LB-UBS Commercial Mortgage Trust 2006-C3 A2	5.532%	3/15/2039	$825	$842,384
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%#	7/12/2046	795	803,846
Merrill Lynch Mortgage Trust 2003-KEY1 A2	4.435%	11/12/2035	5,500	5,426,015
Merrill Lynch Mortgage Trust 2004-MKB1 A1	3.563%	2/12/2042	903	884,275
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	1,700	1,673,372
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	582	582,706
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.417%#	11/12/2037	5,485	5,561,097
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	1,600	1,617,275
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	2,800	2,763,049
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	525	513,421
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	2,030	2,008,951
Merrill Lynch Mortgage Trust 2005-MKB2 A4	5.204%#	9/12/2042	2,925	2,939,551
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	247	238,171
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	1,435	1,431,291
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,180	1,151,244
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	533	523,530
Morgan Stanley Capital I 2004-T13 A1	2.85%	9/13/2045	647	629,524
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	4,082	4,045,780
Morgan Stanley Capital I 2006-HQ8 AAB	5.565%#	3/12/2044	1,300	1,328,879
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	350	351,308
Wachovia Bank Commercial Mortgage Trust 2003-C9 A2	3.958%	12/15/2035	3,000	2,939,303
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	6,279	6,211,400
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	648	637,493
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,300	1,280,960
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.37%#	10/15/2044	3,910	3,951,347
Total				222,473,449

See Notes to Financial Statements.
23

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Pass-Through Agency 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	$—	(b)	$83
U.S. Treasury Obligations 12.82%
U.S. Treasury Bond(f)	4.50%	2/15/2036	14,464		14,325,015
U.S. Treasury Bond	6.125%	8/15/2029	17,389		20,983,637
U.S. Treasury Inflation Protected Security(d)	2.50%	7/15/2016	1,658		1,708,473
U.S. Treasury Note	4.25%	8/15/2013	38,669		38,271,753
U.S. Treasury Note	4.25%	11/15/2013	5,999		5,932,453
U.S. Treasury Note(f)	4.625%	11/15/2016	772		782,374
U.S. Treasury Note	5.125%	6/30/2011	8,745		8,989,589
Total					90,993,294
Total Long-Term Investments (cost $703,910,800)					714,292,318
SHORT-TERM INVESTMENTS 1.39%
Government Sponsored Enterprise Note 1.19%
Federal Home Loan Bank	5.18%	12/1/06	8,413		8,413,000
Repurchase Agreement 0.20%
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $1,500,000 of Federal Home Loan Bank at 3.125% due 5/15/2007; value: $1,488,750; proceeds: $1,426,580			1,426		1,426,396
Total Short-Term Investments (cost $9,839,396)					9,839,396
Total Investments in Securities 101.99% (cost $713,750,196)					724,131,714
Liabilities in Excess of Other Assets (1.99%)					(14,098,467)
Net Assets 100.00%					$710,033,247

#  Variable rate security. The interest rate represents the rate at November 30, 2006.

  +  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Amount is less than $1,000.

  (c)  Securities purchased on a when-issued basis. (See Note 2).

  (d)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

  (e)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (f)  Securities have been fully/partially segregated for open reverse repurchase agreements as of November 30, 2006. (See Note 2).

See Notes to Financial Statements.
24

Statements of Assets and Liabilities

November 30, 2006

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$101,625,690	$713,750,196
Investments in securities, at value	$103,088,513	$724,131,714
Receivables:
Interest and dividends	670,264	5,112,226
Investment securities sold	8,539,410	76,320,524
Capital shares sold	195,401	3,818,335
From advisor (See Note 3)	26,136	119,187
Prepaid expenses and other assets	22,738	38,222
Total assets	112,542,462	809,540,208
LIABILITIES:
Reverse repurchase agreement	1,096,546	7,698,471
Payables:
Investment securities purchased	11,565,508	87,693,182
Capital shares reacquired	184,417	910,358
Management fee	32,784	245,835
12b-1 distribution fees	50,299	165,928
Fund administration	3,194	21,862
Trustees' fees	13,085	24,216
To affiliates (See Note 3)	–	7,277
Distributions payable	323,662	2,488,637
Accrued expenses and other liabilities	101,423	251,195
Total liabilities	13,370,918	99,506,961
NET ASSETS	$99,171,544	$710,033,247
COMPOSITION OF NET ASSETS:
Paid-in capital	$99,922,502	$707,143,516
Distributions in excess of net investment income	(91,958)	(279,256)
Accumulated net realized loss on investments, futures contracts, and foreign currency related transactions	(2,121,823)	(7,212,531)
Net unrealized appreciation on investments	1,462,823	10,381,518
Net Assets	$99,171,544	$710,033,247
Net assets by class:
Class A Shares	$58,487,004	$298,212,402
Class B Shares	$13,697,181	$35,386,732
Class C Shares	$25,121,248	$71,618,917
Class P Shares	$1,251,868	$9,902,839
Class Y Shares	$614,243	$294,912,357
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	5,525,773	28,551,296
Class B Shares	1,297,630	3,391,610
Class C Shares	2,383,144	6,863,135
Class P Shares	117,871	944,100
Class Y Shares	58,039	28,197,221
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.58	$10.44
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$11.11	$10.96
Class B Shares-Net asset value	$10.56	$10.43
Class C Shares-Net asset value	$10.54	$10.44
Class P Shares-Net asset value	$10.62	$10.49
Class Y Shares-Net asset value	$10.58	$10.46

See Notes to Financial Statements.
25

Statements of Operations

For the Year Ended November 30, 2006

	Core Fixed Income Fund	Total Return Fund
Investment income:
Dividends	$–	$56,302
Interest	4,822,219	27,912,137
Total investment income	4,822,219	27,968,439
Expenses:
Management fee	410,030	2,385,895
12b-1 distribution plan-Class A	181,989	720,848
12b-1 distribution plan-Class B	138,863	343,451
12b-1 distribution plan-Class C	236,216	426,364
12b-1 distribution plan-Class P	4,827	30,447
Shareholder servicing	240,233	701,442
Professional	64,633	53,159
Reports to shareholders	22,205	92,313
Fund administration	36,447	212,079
Custody	25,726	72,033
Trustees' fees	3,072	16,486
Registration	70,974	126,734
Subsidy (See Note 3)	–	497,294
Other	4,547	10,045
Gross expenses	1,439,762	5,688,590
Interest expense (See Note 2)	27,640	152,629
Expense reductions (See Note 7)	(4,644)	(26,850)
Expenses assumed by advisor (See Note 3)	(372,076)	(1,225,811)
Net expenses	1,090,682	4,588,558
Net investment income	3,731,537	23,379,881
Net realized and unrealized gain (loss):
Net realized loss on investments, futures contracts, and TBA sale commitments	(1,287,333)	(4,000,843)
Net change in unrealized appreciation on investments	2,302,148	13,591,640
Net realized and unrealized gain	1,014,815	9,590,797
Net Increase in Net Assets Resulting From Operations	$4,746,352	$32,970,678

See Notes to Financial Statements.
26

Statements of Changes in Net Assets

For the Year Ended November 30, 2006

INCREASE IN NET ASSETS	Core Fixed Income Fund	Total Return Fund
Operations:
Net investment income	$3,731,537	$23,379,881
Net realized loss on investments, futures contracts, and TBA sale commitments	(1,287,333)	(4,000,843)
Net change in unrealized appreciation on investments	2,302,148	13,591,640
Net increase in net assets resulting from operations	4,746,352	32,970,678
Distributions to shareholders from:
Net investment income
Class A	(2,285,954)	(8,974,184)
Class B	(520,794)	(1,284,965)
Class C	(884,953)	(1,572,390)
Class P	(46,198)	(290,575)
Class Y	(25,689)	(11,404,074)
Total distributions to shareholders	(3,763,588)	(23,526,188)
Capital share transactions (See Note 10):
Net proceeds from sales of shares	32,975,180	357,859,425
Reinvestment of distributions	3,031,560	20,677,275
Cost of shares reacquired	(22,473,820)	(78,032,923)
Net increase in net assets resulting from capital share transactions	13,532,920	300,503,777
Net increase in net assets	14,515,684	309,948,267
NET ASSETS:
Beginning of year	$84,655,860	$400,084,980
End of year	$99,171,544	$710,033,247
Distributions in excess of net investment income	$(91,958)	$(279,256)

See Notes to Financial Statements.
27

Statements of Changes in Net Assets

For the Year Ended November 30, 2005

INCREASE IN NET ASSETS	Core Fixed Income Fund	Total Return Fund
Operations:
Net investment income	$2,474,502	$11,274,255
Net realized loss on investments on futures contracts, TBA sale commitments, and foreign currency related transactions	(148,928)	(878,829)
Net change in unrealized depreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currency	(1,160,343)	(4,691,792)
Net increase in net assets resulting from operations	1,165,231	5,703,634
Distributions to shareholders from:
Net investment income
Class A	(1,620,158)	(4,487,606)
Class B	(456,814)	(1,145,507)
Class C	(604,010)	(810,623)
Class P	(18,849)	(83,820)
Class Y	(21,606)	(5,780,925)
Net realized gain
Class A	(42,799)	(552,423)
Class B	(16,275)	(209,836)
Class C	(17,848)	(131,910)
Class P	(350)	(4,433)
Class Y	(519)	(526,340)
Total distributions to shareholders	(2,799,228)	(13,733,423)
Capital share transactions (See Note 10):
Net proceeds from sales of shares	36,155,828	220,157,719
Reinvestment of distributions	2,174,268	11,770,351
Cost of shares reacquired	(18,083,003)	(45,256,161)
Net increase in net assets resulting from capital share transactions	20,247,093	186,671,909
Net increase in net assets	18,613,096	178,642,120
NET ASSETS:
Beginning of year	$66,042,764	$221,442,860
End of year	$84,655,860	$400,084,980
Distributions in excess of net investment income	$(92,040)	$(280,050)

See Notes to Financial Statements.
28

Statements of Cash Flows

For the Year Ended November 30, 2006

INCREASE (DECREASE) IN CASH	Core Fixed Income Fund	Total Return Fund
Cash flows used for operating activities:
Net increase in net assets resulting from operations	$4,746,352	$32,970,678
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(460,827,269)	(3,046,051,467)
Proceeds from disposition of long-term portfolio investments and principal paydowns	451,061,493	2,755,633,284
Sales of short-term portfolio investments, net	5,099,837	29,897,978
Increase in interest receivable	(162,009)	(2,552,563)
Decrease (Increase) in receivable for investments sold	4,899,554	(415,642)
Decrease in receivable from advisor	13,186	32,753
Decrease in prepaid expenses and other assets	10,593	5,717
Decrease in payable for investments purchased	(15,069,334)	(46,189,076)
Increase in management fee payable	4,929	104,450
Increase in 12b-1 distribution fees payable	5,081	73,211
Increase in fund administration fee payable	438	9,284
Increase in Trustees' fees payable	1,863	11,557
Decrease in payable to affiliates	–	(64,968)
Increase in accrued expenses and other liabilities	32,664	125,069
Net premium amortization on investments	23,533	322,063
Unrealized appreciation on investments	(2,302,148)	(13,591,640)
Net realized loss on investments, futures contracts, and TBA sale commitments	1,287,333	4,000,843
Net cash used for operating activities	(11,173,904)	(285,678,469)
Cash flows provided by financing activities*:
Proceeds from shares sold	33,089,958	356,765,012
Payment on shares redeemed	(22,415,978)	(77,486,012)
Cash dividends paid	(684,431)	(1,742,297)
Net borrowing from reverse repurchase agreements	1,096,546	7,698,471
Purchase of mortgage dollar roll transactions	(120,716,068)	(682,751,093)
Proceeds from sales of mortgage dollar roll transactions	120,803,877	683,194,388
Net cash provided by financing activities	11,173,904	285,678,469
Net increase (decrease) in cash	–	–
Cash at beginning of year	–	–
Cash at end of year	$–	$–

*  Non cash financing activities not included herein consist of reinvestment of distributions of $3,031,560 for Core Fixed Income Fund and $20,677,275 for Total Return Fund

See Notes to Financial Statements.
29

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.48	$10.68	$10.81		$10.74		$10.81
Investment operations:
Net investment income(a)	.45 (c)	.38 (c)	.31	(c)	.26		.43
Net realized and unrealized gain (loss)	.11	(.16)	.08		.26		.24
Total from investment operations	.56	.22	.39		.52		.67
Distributions to shareholders from:
Net investment income	(.46)	(.41)	(.37)		(.38)		(.54)
Net realized gain	–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.46)	(.42)	(.52)		(.45)		(.74)
Net asset value, end of year	$10.58	$10.48	$10.68		$10.81		$10.74
Total Return(b)	5.47%	2.10%	3.72%		4.84%		6.57%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.90%	.90%	1.04	%(d)	1.05	%(d)	.70	%(d)
Expenses, excluding expense reductions and including expenses assumed	.93%	.92%	1.04%		1.06%		.74%
Expenses, excluding expense reductions and expenses assumed	1.34%	1.34%	1.32%		1.32%		1.45%
Net investment income	4.36%	3.53%	2.92%		2.39%		4.06%
Supplemental Data:
Net assets, end of year (000)	$58,487	$47,029	$36,168		$38,464		$18,593
Portfolio turnover rate	455.93%	416.16%	434.57%		425.46%		433.27%

See Notes to Financial Statements.
30

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.46	$10.66	$10.79		$10.72		$10.82
Investment operations:
Net investment income(a)	.39 (c)	.31 (c)	.25	(c)	.19		.36
Net realized and unrealized gain (loss)	.10	(.16)	.08		.27		.25
Total from investment operations	.49	.15	.33		.46		.61
Distributions to shareholders from:
Net investment income	(.39)	(.34)	(.31)		(.32)		(.51)
Net realized gain	–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.39)	(.35)	(.46)		(.39)		(.71)
Net asset value, end of year	$10.56	$10.46	$10.66		$10.79		$10.72
Total Return(b)	4.80%	1.44%	3.13%		4.26%		5.95%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.65	%(d)	1.65	%(d)	1.29	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.59%	1.57%	1.65%		1.65%		1.33%
Expenses, excluding expense reductions and expenses assumed	1.99%	1.95%	1.93%		1.95%		2.04%
Net investment income	3.71%	2.89%	2.31%		1.76%		3.47%
Supplemental Data:
Net assets, end of year (000)	$13,697	$13,932	$14,054		$15,745		$12,485
Portfolio turnover rate	455.93%	416.16%	434.57%		425.46%		433.27%

See Notes to Financial Statements.
31

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.44	$10.64	$10.77		$10.70		$10.79
Investment operations:
Net investment income(a)	.38 (c)	.31 (c)	.25	(c)	.19		.36
Net realized and unrealized gain (loss)	.11	(.16)	.08		.26		.26
Total from investment operations	.49	.15	.33		.45		.62
Distributions to shareholders from:
Net investment income	(.39)	(.34)	(.31)		(.31)		(.51)
Net realized gain	–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.39)	(.35)	(.46)		(.38)		(.71)
Net asset value, end of year	$10.54	$10.44	$10.64		$10.77		$10.70
Total Return(b)	4.80%	1.43%	3.13%		4.24%		6.06%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.65	%(d)	1.65	%(d)	1.29	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.58%	1.57%	1.65%		1.65%		1.33%
Expenses, excluding expense reductions and expenses assumed	1.99%	1.95%	1.93%		1.92%		2.04%
Net investment income	3.71%	2.89%	2.31%		1.79%		3.47%
Supplemental Data:
Net assets, end of year (000)	$25,121	$22,487	$15,098		$16,289		$6,464
Portfolio turnover rate	455.93%	416.16%	434.57%		425.46%		433.27%

See Notes to Financial Statements.
32

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.52	$10.72	$10.86		$10.78		$10.83
Investment operations:
Net investment income(a)	.45 (c)	.37 (c)	.32	(c)	.25		.46
Net realized and unrealized gain (loss)	.10	(.16)	.06		.27		.22
Total from investment operations	.55	.21	.38		.52		.68
Distributions to shareholders from:
Net investment income	(.45)	(.40)	(.37)		(.37)		(.53)
Net realized gain	–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.45)	(.41)	(.52)		(.44)		(.73)
Net asset value, end of year	$10.62	$10.52	$10.72		$10.86		$10.78
Total Return(b)	5.36%	1.99%	3.62%		4.79%		6.59%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.00%	1.00%	1.10	%(d)	1.10	%(d)	.68	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.03%	1.02%	1.10%		1.10%		.72%
Expenses, excluding expense reductions and expenses assumed	1.44%	1.42%	1.42%		1.37%		1.43%
Net investment income	4.27%	3.46%	2.96%		2.34%		4.08%
Supplemental Data:
Net assets, end of year (000)	$1,252	$687	$278		$6		$2
Portfolio turnover rate	455.93%	416.16%	434.57%		425.46%		433.27%

See Notes to Financial Statements.
33

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class Y Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.48	$10.68	$10.82		$10.75		$10.80
Investment operations:
Net investment income(a)	.49 (c)	.42 (c)	.39	(c)	.32		.49
Net realized and unrealized gain (loss)	.10	(.16)	.05		.24		.22
Total from investment operations	.59	.26	.44		.56		.71
Distributions to shareholders from:
Net investment income	(.49)	(.45)	(.43)		(.42)		(.56)
Net realized gain	–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.49)	(.46)	(.58)		(.49)		(.76)
Net asset value, end of year	$10.58	$10.48	$10.68		$10.82		$10.75
Total Return(b)	5.85%	2.46%	4.20%		5.28%		6.96%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.55%	.55%	.63	%(d)	.65	%(d)	.37	%(d)
Expenses, excluding expense reductions and including expenses assumed	.58%	.57%	.63%		.65%		.41%
Expenses, excluding expense reductions and expenses assumed	.99%	.95%	1.14%		.92%		1.12%
Net investment income	4.70%	3.89%	3.66%		2.79	%†	4.39%
Supplemental Data:
Net assets, end of year (000)	$614	$521	$445		$2		$8,376
Portfolio turnover rate	455.93%	416.16%	434.57%		425.46%		433.27%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Interest Expense is less than $.01.

(d) Interest Expense is less than .01%.

See Notes to Financial Statements.
34

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.32	$10.55	$10.64		$10.44		$10.47
Investment operations:
Net investment income(a)	.44 (c)	.38 (c)	.33	(c)	.29		.44
Net realized and unrealized gain (loss)	.13	(.13)	.11		.32		.18
Total from investment operations	.57	.25	.44		.61		.62
Distributions to shareholders from:
Net investment income	(.45)	(.42)	(.38)		(.41)		(.55)
Net realized gain	–	(.06)	(.15)		–		(.10)
Total distributions	(.45)	(.48)	(.53)		(.41)		(.65)
Net asset value, end of year	$10.44	$10.32	$10.55		$10.64		$10.44
Total Return(b)	5.67%	2.37%	4.25%		5.88%		6.14%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.90%	.90%	1.03	%(d)	1.06	%(d)	.73	%(d)
Expenses, excluding expense reductions and including expenses assumed	.93%	.92%	1.03%		1.06%		.73%
Expenses, excluding expense reductions and expenses assumed	1.16%	1.19%	1.27%		1.31%		1.40%
Net investment income	4.33%	3.61%	3.09%		2.77%		4.28%
Supplemental Data:
Net assets, end of year (000)	$298,212	$146,376	$89,186		$61,744		$36,691
Portfolio turnover rate	468.89%	420.64%	390.93%		394.73%		419.92%

See Notes to Financial Statements.
35

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.31	$10.54	$10.63		$10.44		$10.49
Investment operations:
Net investment income(a)	.38 (c)	.31 (c)	.26	(c)	.23		.38
Net realized and unrealized gain (loss)	.12	(.13)	.11		.31		.18
Total from investment operations	.50	.18	.37		.54		.56
Distributions to shareholders from:
Net investment income	(.38)	(.35)	(.31)		(.35)		(.51)
Net realized gain	–	(.06)	(.15)		–		(.10)
Total distributions	(.38)	(.41)	(.46)		(.35)		(.61)
Net asset value, end of year	$10.43	$10.31	$10.54		$10.63		$10.44
Total Return(b)	5.01%	1.73%	3.61%		5.19%		5.59%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.65	%(d)	1.65	%(d)	1.26	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.58%	1.57%	1.65%		1.65%		1.26%
Expenses, excluding expense reductions and expenses assumed	1.81%	1.83%	1.88%		1.94%		1.93%
Net investment income	3.70%	2.97%	2.48%		2.14%		3.75%
Supplemental Data:
Net assets, end of year (000)	$35,387	$34,254	$34,319		$35,791		$29,982
Portfolio turnover rate	468.89%	420.64%	390.93%		394.73%		419.92%

See Notes to Financial Statements.
36

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.32	$10.54	$10.64		$10.44		$10.48
Investment operations:
Net investment income(a)	.37 (c)	.31 (c)	.26	(c)	.23		.39
Net realized and unrealized gain (loss)	.13	(.12)	.10		.32		.18
Total from investment operations	.50	.19	.36		.55		.57
Distributions to shareholders from:
Net investment income	(.38)	(.35)	(.31)		(.35)		(.51)
Net realized gain	–	(.06)	(.15)		–		(.10)
Total distributions	(.38)	(.41)	(.46)		(.35)		(.61)
Net asset value, end of year	$10.44	$10.32	$10.54		$10.64		$10.44
Total Return(b)	4.98%	1.81%	3.50%		5.28%		5.69%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.65	%(d)	1.65	%(d)	1.20	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.58%	1.57%	1.65%		1.65%		1.20%
Expenses, excluding expense reductions and expenses assumed	1.81%	1.83%	1.88%		1.90%		1.87%
Net investment income	3.65%	2.97%	2.47%		2.18%		3.81%
Supplemental Data:
Net assets, end of year (000)	$71,619	$30,352	$21,460		$19,706		$16,379
Portfolio turnover rate	468.89%	420.64%	390.93%		394.73%		419.92%

See Notes to Financial Statements.
37

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.37	$10.60	$10.69		$10.48		$10.48
Investment operations:
Net investment income(a)	.44 (c)	.37 (c)	.33	(c)	.30		.46
Net realized and unrealized gain (loss)	.12	(.13)	.11		.32		.17
Total from investment operations	.56	.24	.44		.62		.63
Distributions to shareholders from:
Net investment income	(.44)	(.41)	(.38)		(.41)		(.53)
Net realized gain	–	(.06)	(.15)		–		(.10)
Total distributions	(.44)	(.47)	(.53)		(.41)		(.63)
Net asset value, end of year	$10.49	$10.37	$10.60		$10.69		$10.48
Total Return(b)	5.57%	2.29%	4.23%		5.95%		6.22%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.00%	1.00%	1.08	%(d)	1.10	%(d)	.71	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.03%	1.02%	1.09%		1.10	%†	.71%
Expenses, excluding expense reductions and expenses assumed	1.26%	1.29%	1.36%		1.35	%†	1.38%
Net investment income	4.25%	3.55%	3.15%		2.73	%†	4.30%
Supplemental Data:
Net assets, end of year (000)	$9,903	$2,781	$677		$2		$1
Portfolio turnover rate	468.89%	420.64%	390.93%		394.73%		419.92%

See Notes to Financial Statements.
38

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class Y Shares
	Year Ended 11/30
	2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$10.34	$10.57	$10.66		$10.46		$10.47
Investment operations:
Net investment income(a)	.48 (c)	.42 (c)	.37	(c)	.34		.49
Net realized and unrealized gain (loss)	.13	(.14)	.11		.31		.17
Total from investment operations	.61	.28	.48		.65		.66
Distributions to shareholders from:
Net investment income	(.49)	(.45)	(.42)		(.45)		(.57)
Net realized gain	–	(.06)	(.15)		–		(.10)
Total distributions	(.49)	(.51)	(.57)		(.45)		(.67)
Net asset value, end of year	$10.46	$10.34	$10.57		$10.66		$10.46
Total Return(b)	6.05%	2.74%	4.64%		6.30%		6.58%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.55%	.55%	.65	%(d)	.65	%(d)	.34	%(d)
Expenses, excluding expense reductions and including expenses assumed	.58%	.57%	.65%		.65%		.34%
Expenses, excluding expense reductions and expenses assumed	.81%	.84%	.90%		.90%		1.01%
Net investment income	4.70%	3.99%	3.47%		3.18%		4.67%
Supplemental Data:
Net assets, end of year (000)	$294,912	$186,322	$75,801		$37,561		$16,169
Portfolio turnover rate	468.89%	420.64%	390.93%		394.73%		419.92%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Interest expense is less than $.01.

(d) Interest expense is less than .01%.

See Notes to Financial Statements.
39

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of ten funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of asset and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

40

Notes to Financial Statements (continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro-rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of November 30, 2006, there were no open futures contracts.

(g)  When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

41

Notes to Financial Statements (continued)

During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(i)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

(j)  Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold.

  The Funds had the following reverse repurchase agreements open at November 30, 2006:

Fund	Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Core Fixed Income Fund	Morgan Stanley	4.90%	11/27/2006	12/1/2006	$902,580	$902,099
Core Fixed Income Fund	Morgan Stanley	1.75%	11/27/2006	12/1/2006	194,508	194,447
Total Return Fund	Morgan Stanley	4.90%	11/20/2006	12/1/2006	6,931,053	6,920,681
Total Return Fund	Morgan Stanley	1.75%	11/27/2006	12/1/2006	778,033	777,790

  The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the fiscal year ended November 30, 2006, are as follows:

	Average Daily Balance	Weighted Average Interest Rate
Core Fixed Income Fund	$629,177	3.68%
Total Return Fund	$3,623,888	1.98%

The maximum balance of reverse repurchase agreements outstanding during the fiscal year was $9,526,395 which was 10.45% of average daily net assets of Core Fixed Income Fund, and $47,894,280 which was 9.01% of average daily net assets of Total Return Fund.

42

Notes to Financial Statements (continued)

(k)  Mortgage Dollar Rolls—Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, each Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(l)  Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the fiscal year ended November 30, 2006, the effective management fee paid to Lord Abbett was at a rate of .45% of the Funds' average daily net assets.

For the fiscal year ended November 30, 2006, Lord Abbett contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) did not exceed the following annual rates:

Class	% of Average Net Assets
A	.90%
B	1.55%
C	1.55%
P	1.00%
Y	.55%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund,
Lord Abbett Income Strategy Fund and Lord Abbett World Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund

43

Notes to Financial Statements (continued)

pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangements are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of November 30, 2006 the percentage of Total Return's outstanding shares owned by Balanced Strategy Fund was approximately 32.22%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees	Class A		Class B	Class C	Class P
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%

(1) The amount of CDSC collected by each Fund for the fiscal year ended November 30, 2006 was as follows:

CDSC Collected
Core Fixed Income Fund	$122
Total Return Fund	5,284

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2006:

	Distributor Commissions	Dealers' Concessions
Core Fixed Income Fund	$52,932	$263,163
Total Return Fund	254,413	1,258,682

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2006:

	Class A	Class C
Core Fixed Income Fund	$-	$798
Total Return Fund	471	9,209

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the

44

Notes to Financial Statements (continued)

United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended November 30, 2006 and 2005 are as follows:

	Core Fixed Income Fund		Total Return Fund
	11/30/2006	11/30/2005	11/30/2006	11/30/2005
Distributions paid from:
Ordinary income	$3,763,588	$2,720,765	$23,526,188	$12,380,068
Net long-term capital gains	-	78,463	-	1,353,355
Total distributions paid	$3,763,588	$2,799,228	$23,526,188	$13,733,423

As of November 30, 2006, the components of accumulated earnings (losses) on a tax basis are as follows:

	Core Fixed Income Fund	Total Return Fund
Capital loss carryforwards*	(2,020,330)	(6,444,209)
Temporary differences	(91,958)	(290,062)
Unrealized gains - net	1,361,330	9,624,002
Total accumulated earnings (losses) - net	$(750,958)	$2,889,731

*As of November 30, 2006, the capital loss carryforwards, along with the related expiration dates, are as follows:

	2013	2014	Total
Core Fixed Income Fund	$508,543	$1,511,787	$2,020,330
Total Return Fund	244,133	6,200,076	6,444,209

Certain losses incurred after October 31 ("Post-October Losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Total Return Fund incurred and has elected to defer net capital losses of $10,806 during fiscal 2006.

As of November 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$101,727,183	$714,507,712
Gross unrealized gain	1,451,907	10,132,678
Gross unrealized loss	(90,577)	(508,676)
Net unrealized security gain	$1,361,330	$9,624,002

45

Notes to Financial Statements (continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and the tax treatment of amortization.

Permanent items identified during the fiscal year ended November 30, 2006 have been reclassified among the components of net assets based on their tax-basis treatment as follows:

	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
Core Fixed Income Fund	$32,133	$(32,133)
Total Return Fund	147,101	(147,101)

The permanent difference is primarily attributable to the tax treatment of amortization and principal paydown gains and losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2006 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$395,501,360	$65,325,909	$382,801,283	$59,302,191
Total Return Fund	2,481,153,280	564,898,186	2,310,111,326	392,253,939

*Includes U.S. Government sponsored enterprise securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

46

Notes to Financial Statements (continued)

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks. Each Fund's investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund's performance.

47

Notes to Financial Statements (continued)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CORE FIXED INCOME FUND

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,993,170	$20,770,039	1,939,387	$20,719,726
Reinvestment of distributions	192,903	2,008,675	135,940	1,453,458
Shares reacquired	(1,145,902)	(11,915,135)	(974,940)	(10,405,293)
Increase	1,040,171	$10,863,579	1,100,387	$11,767,891
Class B Shares
Shares sold	313,709	$3,261,570	322,383	$3,437,203
Reinvestment of distributions	34,026	353,354	27,797	296,492
Shares reacquired	(382,546)	(3,967,763)	(336,441)	(3,586,747)
Increase (decrease)	(34,811)	$(352,839)	13,739	$146,948
Class C Shares
Shares sold	773,049	$8,016,577	1,075,988	$11,446,194
Reinvestment of distributions	61,400	636,583	37,361	397,759
Shares reacquired	(604,967)	(6,271,892)	(378,447)	(4,020,267)
Increase	229,482	$2,381,268	734,902	$7,823,686
Class P Shares
Shares sold	69,803	$732,521	42,504	$455,376
Reinvestment of distributions	817	8,532	464	4,976
Shares reacquired	(18,053)	(188,360)	(3,611)	(38,817)
Increase	52,567	$552,693	39,357	$421,535
Class Y Shares
Shares sold	18,526	$194,473	9,064	$97,329
Reinvestment of distributions	2,345	24,416	2,018	21,583
Shares reacquired	(12,563)	(130,670)	(3,001)	(31,879)
Increase	8,308	$88,219	8,081	$87,033

48

Notes to Financial Statements (concluded)

TOTAL RETURN FUND

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,842,136	$193,489,544	7,687,872	$80,706,099
Reinvestment of distributions	753,898	7,739,763	419,031	4,409,177
Shares reacquired	(5,222,495)	(53,586,318)	(2,380,565)	(24,989,667)
Increase	14,373,539	$147,642,989	5,726,338	$60,125,609
Class B Shares
Shares sold	1,155,022	$11,868,760	755,208	$7,930,969
Reinvestment of distributions	87,882	901,511	88,521	931,128
Shares reacquired	(1,172,550)	(12,040,385)	(777,857)	(8,168,504)
Increase	70,354	$729,886	65,872	$693,593
Class C Shares
Shares sold	4,858,173	$49,883,647	1,558,604	$16,330,194
Reinvestment of distributions	83,536	857,295	46,851	492,711
Shares reacquired	(1,021,046)	(10,485,187)	(698,193)	(7,333,673)
Increase	3,920,663	$40,255,755	907,262	$9,489,232
Class P Shares
Shares sold	835,369	$8,621,863	263,334	$2,788,557
Reinvestment of distributions	18,618	191,832	7,483	78,997
Shares reacquired	(178,074)	(1,834,816)	(66,532)	(701,565)
Increase	675,913	$6,978,879	204,285	$2,165,989
Class Y Shares
Shares sold	9,114,880	$93,995,611	10,686,890	$112,401,900
Reinvestment of distributions	1,069,055	10,986,874	556,292	5,858,338
Shares reacquired	(8,354)	(86,217)	(393,669)	(4,062,752)
Increase	10,175,581	$104,896,268	10,849,513	$114,197,486

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds will adopt FIN 48 during 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No.157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

49

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust – Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund (the "Funds") as of November 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statements of cash flows for the year then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust – Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund as of November 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the statements of cash flows for the year then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 26, 2007

50

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1989; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Trustees

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).	Currently serves as director of Adelphia Communications, Inc.; Crane Co.; and Huttig Building Products Inc.

51

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (U.S.) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

52

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Michael S. Goldstein (1968)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1997.

Maren Lindstrom (1962)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Robert G. Morris (1944)	Executive Vice President	Elected in 1995	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 – 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1987.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

53

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003); attorney at Dechert LLP (2000 - 2002).

Ellen G. Itskovitz (1957)	Vice President	Elected in 2002	Partner and Senior Research Analyst, joined Lord Abbett in 1998.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Jerald Lanzotti (1967)	Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1996.

Robert A. Lee (1969)	Vice President	Elected in 1998	Partner and Investment Manager, joined Lord Abbett in 1997.

Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management, joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC (2000 - 2003).

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

54

Householding

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12 month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

55

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

LACORE-2-1106
(1/07)

This report when not used for the general
information of shareholders of the fund, is to
be distributed only if preceded or accompanied
by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

LORD ABBETT

2006

Annual

Lord Abbett
Strategic Allocation Funds

Income Strategy Fund
Balanced Strategy Fund
Diversified Equity
  Strategy Fund
World Growth & Income
  Strategy Fund

Report

For the fiscal year ended November 30, 2006

Lord Abbett Investment Trust
Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund,
World Growth & Income Strategy Fund
Annual Report

For the fiscal year ended November 30, 2006

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the fiscal year ended November 30, 2006. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the fiscal year ended November 30, 2006?

A: The stock market gained approximately 14% (including dividends) in the fiscal year ended November 30, 2006 (as measured by the broad S&P Composite 1500® Index1). After beginning the fiscal year with positive momentum, the market entered a period of consolidation in May. The spring sell-off persisted until mid-July. During the market correction, small caps (as measured by the S&P SmallCap 600® Index2) fell more than twice (in percentage terms) as much as large caps. Once positive momentum returned, large capitalized companies led the market higher. For the fiscal year, the S&P 100® Index,3 comprised of large cap stocks, finished up about 15% (on a total return basis), while the small cap index matched the broad market with a gain of roughly 14%. Mid-capitalized companies (as measured by the S&P Midcap 400® Index4) trailed, on average, but still managed to register a total return of near 12% over the period.

Sector leadership rotated, as did the preference for capitalization. Between December 2005 and August 2006, the price of crude oil rose approximately 34% (from about $57 per barrel to approximately $77), pushing energy stock prices higher. With inventories of petroleum plentiful, the price of crude oil began to slide in August. The $0.80 per gallon decline in the cost of gasoline fueled a late-year rally in consumer discretionary stocks. In addition, the lagging technology sector rallied in the final three months of the fiscal year. Defensive sectors such as consumer staples and health care lagged behind the broader market in the final months of the fiscal year.

Meanwhile, international equity markets posted strong returns during the fiscal year ended November 30, 2006. The MSCI EAFE® Index with Net Dividends,5 primarily a large company index, rose 28.2% (in U.S. dollar terms), and the S&P/Citigroup Extended Market World
Ex-U.S. Index,6 primarily a small company index, rose 32.9% (in U.S. dollar terms), outperforming the U.S. equity markets, as measured by the S&P 500® Index,7 which rose 14.2% (in U.S. dollar terms). Developed markets, led by Europe, which made up nearly 70% of the MSCI EAFE Index (as of November 30, 2006), had a strong 12 months with double-digit returns posted by most developed market indexes. Emerging markets also performed well, the MSCI Emerging Market Index with Net Dividends8 returned 34.0% (in U.S. dollar terms) over the period.

Despite political instability in some regions, higher oil prices, inflation concerns, and central bank interest rate increases, global equities performed well through the end of 2005 and into 2006. Continental Europe continued to benefit from solid balance sheets, domestic investment, and merger and acquisition activity. The United Kingdom was supported by the revival of the housing market as well as its central position within the evolving European financial industry. Although Japan saw the end of deflation, new regulation in the consumer-finance industry and shrinking liquidity created a challenging environment for Japanese equities. Emerging markets experienced a sell-off during the spring when global growth concerns heightened, but have returned to favor recently as concerns dissipated and emerging markets benefited from high commodity prices and an increased risk appetite.

Elsewhere, the bond markets faced headwinds in the first half of the fiscal year ended November 30, 2006, as tighter U.S. and international monetary policy and better than expected economic data pushed bond yields higher (and prices lower). The benchmark 10-year Treasury bond began 2006 yielding 4.39%, and by June 30 had risen to 5.14%. As a result, most sectors of the bond market produced negative returns during the first six months of the period. However, the market changed for bond investors in the second half of the fiscal year. The bond market rallied nearly 6% in price terms as the 10-year Treasury yield fell to 4.46% by November 30, 2006. The reversal was attributed to a number of factors, leading market participants to believe that the Federal Reserve Board (the Fed) would begin lowering interest rates. In August, the Fed decided to hold the fed funds rate (the rate at which banks lend to one another) steady at 5.25%, after increasing it 17 straight times since June 2004. The Fed subsequently held rates steady at its meetings in September and October.

This served as a boost to most asset classes, with high yield, convertible, and investment-grade securities increasing over 6% for the six months ended November 30, 2006. High yield securities also benefited from benign credit conditions, such as the continued low credit default rates of the past year.

Another contributing factor to the bond market rally, particularly in the U.S. Treasury market, was the evident slowing of the economy. Second quarter 2006 gross domestic product (GDP) came in at 2.6%, sharply lower than the first quarter GDP of 5.6%, while preliminary estimates for third quarter GDP are 2.2%. The downshift in economic activity was supportive of bond prices as investors expected the Fed to be compelled to hold rates steady, or lower them, in order to avert a recession. In addition, benign inflation reports suggest that rate increases to date have, in the context of a slowing economy, been sufficient to temper incipient inflationary pressure. The Producer Price Index (PPI) and Consumer Price Index (CPI) each actually fell in October. The energy-dampened CPI decreased by 0.5% for the month and measured 1.3% year over year, and the PPI fell 1.6% during the month, posting a 1.6% annual decline. Excluding food and energy, the core numbers were 0.1% and -0.9%, respectively.

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 800-821-5129 or referring to our Website at www.LordAbbett.com.

Lord Abbett Income Strategy Fund

(The Lord Abbett Income Strategy Fund is a fund of funds that currently divides assets among the Lord Abbett High Yield Fund, Lord Abbett Total Return Fund, Lord Abbett America's Value Fund, and Lord Abbett Affiliated Fund. As a result, the Income Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the Income Strategy Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 9.8%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark—25% Russell 1000® Index,9 50% Merrill Lynch High Yield Master II Index,10 and 25% Lehman Brothers U.S. Aggregate Bond Index11 – which returned 10.8% over the same period. The Fund's average annual total returns, which reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions, are: 1 year: 3.47% and since inception (June 30, 2005): 3.01%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Lord Abbett Affiliated Fund Component

(approximately 12.0% of the Income Strategy Fund's long-term portfolio)

Q: How did the Affiliated Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 16.7%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,12 which returned 20.3% over the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 16.66%, 5 years: 8.17%, and since inception (March 27, 1998): 7.55%.

Q: What were the most significant factors affecting performance?

A: The healthcare sector was the most significant detractor from the Fund's performance relative to its benchmark for the 12-month period. In addition, the financial services sector and the materials and processing sector also detracted.

Among individual holdings that detracted from performance were Boston Scientific Corp. (the Fund's number-one detractor), a maker of minimally invasive medical devices used to diagnose and treat a wide range of medical problems; Teva Pharmaceuticals, a developer of generic and branded human pharmaceuticals and active pharmaceutical ingredients; and Medtronic, Inc., a provider of device-based therapies that restore health, extend life, and alleviate pain.

Two technology holdings also disappointed: Microsoft Corp., which develops, manufactures, licenses, sells, and supports software products, and Motorola, Inc., which provides integrated communications solutions and embedded electronic solutions.

The greatest contributor to the Fund's performance relative to its benchmark was the utilities sector. In addition, the other energy sector also outperformed. (The other energy sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners.)

Among the individual contributors were AT&T, Inc., a communications services company, and Comcast Corp., a cable communications provider.

Also contributing to performance were integrated oils holding Exxon Mobil Corp. (the Fund's number-one contributor and its largest holding), which operates petroleum and petrochemicals businesses on a worldwide basis; other energy holding Schlumberger Ltd., an oil services company; and healthcare holding Pfizer Inc., a research-based, global pharmaceutical company that discovers, develops, manufactures, and markets medicines for humans and animals.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett America's Value Fund Component

(approximately 20.0% of the Income Strategy Fund's long-term portfolio)

Q: How did the America's Value Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 13.8%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the S&P 500 Index, which returned 14.2% over the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 13.75% and since inception (December 27, 2001): 9.55%.

Q: What were the most significant factors affecting performance?

Equity Portion

A: The materials sector was the greatest detractor from the Fund's performance relative to its benchmark for the one-year period. In addition, the financials and energy sectors also detracted from performance.

Among the individual holdings that detracted from performance were Bowater Inc., a manufacturer of newsprint, coated and uncoated groundwood papers, bleached kraft pulp, and lumber products; Chemtura Corp., a global manufacturer of specialty chemicals, crop protection, and pool, spa, and home care products; and The Dow Chemical Co., a provider of chemical, plastic, and agricultural products and services.

In addition, two consumer discretionary holdings took away from performance: Dana Corp., a maker of components and systems for worldwide automotive, heavy truck, off-highway, engine, and industrial markets; and Pier 1 Imports, Inc., a retailer of decorative home furnishings, gifts, and related items.

The telecommunications services sector was the strongest contributor to the Fund's performance relative to its benchmark for the 12-month period. In addition, the information technology sector (in which the Fund benefited from its underweight position) and the consumer staples sector also contributed to performance.

Among the top contributors to performance were AT&T Inc. (the Fund's number-one contributor and its largest holding at period end), a provider of communications services, and consumer staples holding H.J. Heinz Co., a manufacturer of processed food products.

Three other companies that were top contributors include consumer discretionary holding OfficeMax Inc., a seller of office products; energy holding Chevron Corp., an integrated energy company; and utilities holding Puget Energy Inc., a provider of electric and gas services to customers principally located in the Puget Sound region of Washington State.

Fixed Income Portion

A: All sectors in which the Fund participates added to performance in the period. The high-yield bond market made the greatest contribution to performance, followed by the convertible securities and high-grade investment bond markets.

Within the high-yield bond market, the top five individual holdings adding to performance were pharmaceutical firm Warner Chilcott, Inc., a maker of women's health care and urology prescription drugs; auto loan holdings General Motors Acceptance Corp., a global finance company, and Ford Motor Credit Corp., an auto financing firm; theater and entertainment holding AMC Entertainment Inc., owner of 415 theater chains nationwide; and cable company Mediacom Broadband LLC, which provides high-speed internet service to residential customers nationwide.

Detracting from performance in the high-yield bond market were auto parts and equipment manufacturer Dana Corp.; consumer products company Spectrum Brands (formerly Rayovac), a manufacturer of batteries; and Chiquita Brands International, Inc., a grower and producer of bananas and other fresh produce.

Within the convertible securities market, the top five individual holdings adding to performance were oil field and equipment services firm Hanover Compressor Co., a provider of compressor equipment for the oil and gas industry; railroad holding CSX Corp., an operator of railroads in the eastern United States; machinery manufacturer AGCO Corp., a maker of agricultural machinery and equipment; telecommunications and integrated services holding Qwest Communications International, Inc., an international provider of high-capacity broadband fiber-optic networks; and hotels holding Hilton Hotels Corp., which operates nearly 2,800 hotels and resorts in more than 80 countries.

Detracting from performance in the convertible securities market were pharmaceutical companies CV Therapeutics, Inc., a developer of small-molecule drugs to treat chronic cardiovascular diseases, and Watson Pharmaceuticals, Inc., a maker of both branded and generic drugs. Also taking away from performance in the period were banking holding The Marshall & Isley Corp., a diversified financial services company, and software services holdings DST Systems, Inc., a provider of information processing software for the mutual fund industry, and EMC Corp., a provider of data storage and retrieval systems.

The portfolio's holdings in the investment-grade bond market were mostly profitable in the period and consisted largely of Federal National Mortgage agency bonds.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett High Yield Fund Component

(approximately 39.9% of the Income Strategy Fund's long-term portfolio)

Q: How did the High Yield Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 9.7%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Index, which returned 11.6% for the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 9.73%, 5 years: 8.37%, and since inception (May 3, 1999): 5.97%.

Q: What were the most significant factors affecting performance?

A: High yield securities outperformed traditional investment-grade fixed income securities by a wide margin during the year ended November 30, 2006. During the period, investors showed a preference for riskier, lower rated securities. Within the high yield market, CCC-rated bonds outperformed single and double B-rated bonds, with the Merrill Lynch CCC-Rated High Yield Index13 up 17.36%, the Merrill Lynch B-Rated High Yield Index13 up 11.16% and the Merrill Lynch BB-Rated High Yield Index13 up 10.16%.

Detracting from the Fund's performance relative to its benchmark was its underweight position in CCC rated securities and preference for higher rated securities. Triple Cs outperformed both BB and B rated securities by a wide margin during the period.

Among the individual holdings detracting from performance were health services company HCA, Inc., an operator of acute care, rehabilitation and ambulatory surgery centers; wireless telecommunications company Triton PCS, Inc. a provider of wireless communications services; diversified capital goods firm J.B. Poindexter & Company, Inc., a manufacturer of commercial van bodies and truck accessories; pharmaceuticals company Angiotech Pharmaceuticals, Inc., a provider of a wide variety of drug and surgical products; and health services company Select Medical Corp., a provider of specialty and long-term acute care facilities.

Among industries, there were no detractors to absolute performance; however, the beverage, building materials, and computer hardware industries were the least additive.

Contributing to the Fund's performance were the integrated and wireless telecommunications, gaming, and auto loan industries.

Among the individual credits adding to performance were automotive manufacturer General Motors Corp. and its auto loans subsidiary, General Motors Acceptance Corp.; integrated electric company Mirant Americas Generation LLC, a firm that generates and sells electricity in the United States, the Philippines, and the Caribbean; auto loan firm Ford Motor Credit Corp.; and software/services firm SunGard Data Systems, Inc., a provider of investment support systems for financial services firms.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Total Return Fund Component

(approximately 28.1% of the Income Strategy Fund's long-term portfolio)

Q: How did the Total Return Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 6.1%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index,14 which returned 6.4% for the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 6.05%, 5 years: 5.25%, and since inception (December 14, 1998): 6.29%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Q: What were the most significant factors affecting performance?

A: Detracting from Fund performance was an underweight position in investment-grade corporate bonds. Also detracting from performance was the portfolio's maturity structure. The portfolio was constructed to benefit from a steepening of the yield curve. (A steep yield curve means the yields on short-term maturities are relatively low when compared to long-term issues. This means an investor can obtain significantly increased bond income or yield by buying a longer maturity than one can with a short one.) However, the curve remained stubbornly flat, thus the portfolio's underweight in long maturity debt and overweight in intermediate maturity debt penalized returns marginally.

The Fund's underweight position in high yield and emerging market securities detracted from performance. Emerging market securities were negatively affected in the first half of the year as leading central banks began to raise interest rates and investors became more risk-averse. These headwinds proved temporary, however, and emerging markets strengthened again in the second half of the year.

Throughout the period the portfolio maintained an underweight position in riskier securities and significant overweights in structured (i.e., collateralized), securities. With the exception of the May-June retrenchment in investor appetite for risk, portfolio securities with excess yield over Treasuries outperformed comparable maturity Treasury securities during the year. Therefore, a decision to overweight non-Treasury securities was rewarded.

The primary contributor to relative performance in the Fund was the portfolio's large overweight position in agency mortgage-backed pass-through securities (MBS). Based on attractive valuations, however, the portfolio's overweight position in MBS was significantly reduced during the latter half of the year, and positions in agencies were added.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Balanced Strategy Fund

(The Lord Abbett Balanced Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: Lord Abbett Affiliated Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Total Return Fund, and Lord Abbett Large Cap Core Fund. As a result, the Balanced Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the Balanced Strategy Fund perform over the fiscal year ended November 30, 2006?

A: The Balanced Strategy Fund returned 12.1%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 60% Russell 3000® Index15 and 40% Lehman Brothers U.S. Aggregate Bond Index – which returned 11.0% over the same period. The Fund's average annual total returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 5.70%, 5 years: 5.82%, and 10 years: 6.78%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Lord Abbett Affiliated Fund Component

(approximately 46.9% of the Balanced Strategy Fund's long-term portfolio)

Q: How did the Affiliated Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 16.7%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Russell 1000 Value Index, which returned 20.3% over the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 16.66%, 5 years: 8.17%, and since inception (March 27, 1998): 7.55%.

For a discussion on the Lord Abbett Affiliated Fund, see page 4.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Bond Debenture Fund Component

(approximately 24.0% of the Balanced Strategy Fund's long-term portfolio)

Q: How did the Bond Debenture Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 10.2%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 5.9% for the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 10.18%, 5 years: 7.71%, and since inception (March 27, 1998): 5.54%.

Q: What were the most significant factors affecting performance?

A: The Fund invests in a broad range of fixed-income securities and, depending on market opportunities, may also invest in the equity market. In the fiscal year ended November 30, 2006, the Fund's performance relative to its benchmark benefited from participation in all of its key markets: high-yield bonds, investment-grade bonds, convertible securities, and equities.

The high-yield bond market made the greatest contribution to relative performance. Within that market, the top performing individual securities held in the portfolio were automotive holding General Motors; media cable holdings FrontierVision Partners (a U.S. cable operator whose assets were sold in sequential acquisitions) and Century Communications (a provider of digital cable, Internet, and home security services); and Level 3 Communications, a telecommunications/fixed line holding that provides wholesale dial-up service and broadband Internet connectivity for high-speed Internet users.

Detracting from performance in the high-yield bond market were forestry/paper holding Ainsworth Lumber Co., a producer of lumber and wood products such as plywood and flooring; Angiotech Pharmaceuticals, Inc., a developer of anti-cancer drugs and surgical products; telecommunications holding Triton PCS Holdings, a provider of wireless communication services, handsets, and accessories; health services holding HCA, Inc., an operator of acute care, psychiatric, and rehabilitation hospitals; and automotive holding Venture Holdings Co., a supplier of plastic components, modules, and systems for vehicles. (New Venture Holdings acquired the assets of Venture Holdings in 2005, in a distressed asset sale.)

In the convertible securities market, the Fund benefited from portfolio positions in pharmaceutical holding Celgene Corp., a developer of drugs to treat inflammatory diseases and cancer; oil field equipment and services companies Schlumberger Ltd. (a provider of a full range of oil and gas services including seismic surveys and drilling) and Hanover Compressor Co. (which rents and repairs compressors); Hilton Hotels Corp., which operates nearly 2,800 hotels and resorts in more than 80 countries; and gas distributor holding The Williams Companies, Inc., which operates more than 14,700 miles of interstate natural gas pipelines.

Detracting from performance in the convertible securities market were investment and financial services holding Morgan Stanley; software services holding Openwave Systems Inc., a provider of software and services that wireless operators use to provide customers Internet access from their mobile phones; Watson Pharmaceuticals, Inc., a maker of branded and generic drugs; Teva Pharmaceuticals, a generic drug manufacturer; and CV Therapeutics, Inc., a developer of small-molecule drugs to treat chronic cardiovascular diseases.

In the investment-grade securities market, the Fund benefited from portfolio positions in energy exploration and production holding Kerr-McGee, a provider of electricity and natural gas; telecommunications holding UbiquiTel Operating Co., a provider of wireless phone service that was acquired by Sprint Nextel in April 2006; software services holding Electronic Data Systems Corp., a provider of systems integration, network, and data center management services; and Federal National Mortgage agency bonds.

Detracting from performance in the investment-grade securities market was gaming holding Harrah's Operating Co., which owns or manages 39 casinos in the United States.

In the equities market, the Fund benefited from portfolio positions in electronics holding Mentor Graphics, a provider of electronic design automation software and systems; software services holding BEA Systems, Inc., a provider of application server software; pharmaceutical holding Merck & Co., a manufacturer of a wide variety of drugs; electric/integrated holding Northeast Utilities, a supplier of power to customers in New England; and agricultural holding Archer Daniels Midland Co., a processor of oilseeds, corn, and wheat.

Detracting from performance in the equities market were pharmaceutical holdings Mylan Laboratories Inc., a manufacturer of prescription generic drugs; Amgen Inc., which uses cellular biology and medicinal chemistry to target cancer, nephrology, and inflammatory disorders; and CV Therapeutics, Inc., a developer of small-molecule drugs to treat chronic cardiovascular diseases. Also taking away from performance were aerospace and defense holding EDO Corp., a provider of airborne electronic warfare systems and other defense-related products, and telecommunications equipment holding Comverse Technology, which makes communications systems and software for phone companies.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Core Fund Component

(approximately 11.1% of the Balanced Strategy Fund's long-term portfolio)

Q: How did the Large Cap Core Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 11.9%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions, compared to its benchmark, the Russell 1000 Index, which returned 14.2%, and the S&P 500 Index, which returned 14.2% for the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 11.92%, 5 years: 6.56%, and since inception (May 3, 1999): 5.18%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Q: What were the most significant factors affecting performance?

A: The financial services sector was the greatest detractor from the Fund's performance relative to its benchmark for the one-year period. Also detracting from the Fund's relative performance were the healthcare sector and the technology sector.

Three healthcare holdings that hurt performance were UnitedHealth Group Inc., a manager of organized health systems; St. Jude Medical, Inc., a maker of medical devices for the worldwide cardiovascular market; and Boston Scientific Corp., a developer of minimally invasive medical devices.

Among the individual technology holdings that detracted from performance were Qualcomm Inc., a provider of digital wireless communications products and services (and the Fund's number-one detractor), and Motorola, Inc., a supplier of integrated communications solutions and embedded electronic solutions.

The consumer discretionary sector was the strongest contributor to the Fund's performance relative to its benchmark. The Fund benefited from its underweight position in this sector. Other contributors were the utilities sector and the consumer staples sector.

Among the individual holdings that contributed to Fund performance were utilities company Comcast Corp. (the Fund's number-one contributor), which operates hybrid fiber-coaxial broadband cable communications networks, and consumer staples holding Diageo plc, a distiller and marketer of alcoholic beverages.

Three other solid contributors included integrated oils holding ExxonMobil Corp., an operator of petroleum and petrochemicals businesses; materials and processing holding Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; and healthcare holding Pfizer Inc., a research-based, global pharmaceutical company that discovers, develops, manufactures, and markets medicines for humans and animals.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Total Return Fund Component

(approximately 18.0% of the Balanced Strategy Fund's long-term portfolio)

Q: How did the Total Return Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 6.1%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index, which returned 6.4% for the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 6.05%, 5 years: 5.25%, and since inception (December 14, 1998): 6.29%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

For a discussion on the Lord Abbett Total Return Fund, see page 9.

The Fund's portfolio is actively managed, and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Diversified Equity Strategy Fund

The Diversified Equity Strategy Fund began operations on June 30, 2006. Following is a summary of performance for the five-month period ended November 30, 2006.

(The Lord Abbett Diversified Equity Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: the Lord Abbett International Core Equity Fund, Lord Abbett Large Cap Core Fund, Lord Abbett Large Cap Growth Fund, Lord Abbett Affiliated Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett Value Opportunities Fund, and Lord Abbett International Opportunities Fund. As a result, the Diversified Equity Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the Diversified Equity Strategy Fund perform over the five-month period ended November 30, 2006?

A: The Fund returned 9.8%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the MSCI World Index,16 which returned 11.1% over the same period. The Fund's average aggregate total return, which reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions, is: since inception (June 30, 2006): 3.45%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Lord Abbett International Core Equity Fund Component

(approximately 25.1% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the International Core Equity Fund perform over the five-month period ended November 30, 2006?

A: The Fund returned 12.5%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the MSCI EAFE Index with Net Dividends, which returned 11.2% in the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 26.89% and since inception (December 31, 2003): 17.86%.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Core Fund Component

(approximately 16.8% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Large Cap Core Fund perform over the five-month period ended November 30, 2006?

A: The Fund returned 8.5%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmarks, the Russell 1000 Index, which returned 10.9%, and the S&P 500 Index, which returned 11.2% for the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 11.92%, 5 years: 6.56%, and since inception (May 3, 1999): 5.18%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Growth Fund Component

(approximately 22.0% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Large Cap Growth Fund perform over the five-month period ended November 30, 2006?

A: The Fund returned 8.1%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Growth Index,17 which returned 9.7% in the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 5.14%, 5 years: -0.78%, and since inception (December 30, 1999): -8.68%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Affiliated Fund Component

(approximately 12.0% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Affiliated Fund perform over the five-month period ended November 30, 2006?

A: The Fund returned 9.5%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the Russell 1000 Value Index, which returned 12.2% for the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 16.66%, 5 years: 8.17%, and since inception (March 27, 1998): 7.55%.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Growth Opportunities Fund Component

(Approximately 10.1% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Growth Opportunities Fund perform over the five-month period ended November 30, 2006?

The Fund returned 4.9%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell Midcap® Growth Index,18 which returned 8.9%. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 7.73%, 5 years: 5.71%, and since inception (October 15, 1998): 10.88%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Value Opportunities Fund Component

(approximately 9.0% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Value Opportunities Fund perform over the five-month period ended November 30, 2006?

A: The Fund returned 8.8%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell 2500® Value Index,19 which returned 10.4% for the same period. The Fund's average annual total return, which reflect performance of Class Y share investments, including the reinvestment of all distributions, is: since inception (December 30, 2005): 29.10%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Opportunities Fund Component

(approximately 5.0% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the International Opportunities Fund perform over the five-month period ended November 30, 2006?

A: The Fund returned 12.5%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index, which returned 12.6% in the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 30.63%, 5 years: 16.06%, and since inception (December 30, 1997): 5.84%.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett World Growth & Income Strategy Fund

(The Lord Abbett World Growth & Income Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: Lord Abbett

International Core Equity Fund, Lord Abbett Large Cap Core Fund, Lord Abbett Large Cap Growth Fund, Lord Abbett Growth Opportunities Fund, and Lord Abbett Total Return Fund. As a result, the World Growth & Income Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the World Growth & Income Strategy Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 12.7%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 75% MSCI World Index and 25% Lehman Brothers U.S. Universal Index – which returned 17.2% over the same period. The Fund's average annual total return, which reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions, is: 1 year: 6.22% and since inception (June 30, 2005): 7.77%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Lord Abbett Growth Opportunities Fund Component

(approximately 4.9% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the Growth Opportunities Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 7.7%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell Midcap Growth Index, which returned 12.9% over the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 7.73%, 5 years: 5.71%, and since inception (October 15, 1998): 10.88%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Q: What were the most significant factors affecting performance?

A: The most significant detractor from the Fund's performance relative to its benchmark for the 12-month period was the healthcare sector. In addition, the technology sector and the auto and transportation sector also detracted.

Among the individual holdings that detracted from performance were UnitedHealth Group Inc. (the Fund's number-one detractor), a manager of organized health systems, and Omnicare, Inc., a provider of professional pharmacy, related consulting, and data management services.

Other individual holdings that detracted from performance were technology company Tellabs, Inc., a provider of voice, data, and video transport and network access systems; materials holding Hexcel Corp., a developer of reinforcement products, composite materials, and engineered products; and consumer discretionary holding Tractor Supply Co., an operator of a retail farm store chain.

The greatest contributor to the Fund's performance relative to its benchmark was the other energy sector. (This sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners.) In addition, the financial services sector and the producer durables sector (which includes capital goods and industrials) also contributed.

Among the individual holdings that contributed to performance were MasterCard Inc. (the Fund's number-one contributor), a provider of transaction processing and related services for credit and debit cards, electronic cash, automated teller machines, and travelers checks; Alliance Data Systems Corp., a provider of transaction services, credit services, and marketing services to retail companies; and IntercontinentalExchange Inc., an operator of an electronic commodities trading platform.

Two other holdings that helped performance were technology company Akamai Technologies, Inc., a provider of Internet content delivery services, and consumer discretionary company Rogers Communications, Inc., a provider of cell-phone and cable television services.

Lord Abbett International Core Equity Fund Component

(approximately 30.3% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the International Core Equity Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 26.9%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE Index with Net Dividends, which returned 28.2% over the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 26.89% and since inception (December 31, 2003): 17.86%.

Q: What were the most significant factors affecting performance?

A: The materials sector was the greatest detractor from the Fund's performance relative to its benchmark. In addition, the financials sector and the utilities sector (in which the Fund's underweight position proved to be a negative factor) also detracted.

Among the individual holdings that detracted from performance were Wacker Chemie AG, a manufacturer of various chemical products worldwide; Japanese consumer financing firm Aiful Corp.; and Japanese consumer loan company Takefuki Corp.

Two telecommunications services holdings also were significant detractors: MTN Group Ltd. (the Fund's number-one detractor), a diversified South African wireless telecommunications company, and Mobile TeleSystems, a provider of mobile telephone services in Russia and the former Soviet Union.

The strongest contributor to the Fund's performance relative to its benchmark for the one-year period was the energy sector, followed by the information technology sector and the consumer staples sector.

Among the individual holdings that contributed to performance were telecommunications services company Millicom International Cellular S.A. (the Fund's number-one contributor), an operator of cellular telephone systems worldwide, and Tesco plc, an international food retailer. Other individual companies that outperformed include financials holding BNP Paribas, an international banking network; healthcare holding Fresenius Medical Care AG & Co. KGaA, a provider of kidney dialysis services, equipment and products; and consumer discretionary holding Kesa Electricals plc, a retailer of consumer electronics and furniture.

Lord Abbett Large Cap Core Fund Component

(approximately 25.0% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the Large Cap Core Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 11.9%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions, compared to its benchmark, the Russell 1000 Index, which returned 14.2%, and the S&P 500 Index, which returned 14.2% for the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 11.92%, 5 years: 6.56%, and since inception (May 3, 1999): 5.18%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

For a discussion of the Lord Abbett Large Cap Core Fund, see page 13.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Growth Fund Component

(approximately 14.8% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the Large Cap Growth Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 5.1%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Russell 1000 Growth Index, which returned 8.4% in the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 5.14%, 5 years: -0.78%, and since inception (December 30, 1999): -8.68%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Q: What were the most significant factors affecting performance?

A: The healthcare sector was the most significant detractor from the Fund's performance relative to its benchmark for the 12-month period, followed by the consumer discretionary sector and the technology sector (in which the Fund's overweight position proved to be a relatively negative factor).

Among the individual holdings that detracted from performance were Marvell Technology Group Ltd. (the Fund's number-one detractor), a developer of integrated circuits for communications-related markets; Alcon, Inc., which sells eye care products; Motorola, Inc., a provider of integrated communications solutions and embedded electronic solutions; Qualcomm Inc., a developer of digital wireless communications products and services; and Intercil Corp., which makes high-speed integrated circuits.

The greatest contributor to the Fund's relative performance was the financial services sector. In addition, the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners) and the other sector (which includes larger, diversified companies), in which the Fund benefited from its underweight position, contributed to performance.

Among the individual holdings that contributed to performance were Celgene Corp. (the Fund's number-one contributor), a global biopharmaceutical company; Cisco Systems Inc. (the Fund's largest holding at period end), a supplier of data networking products for the Internet; NVIDIA Corp., a developer of three-dimensional (3D) graphics processors and related software; Akamai Technologies, Inc., a provider of Internet content delivery services; and Corning Inc., a conductor of operations in the telecommunications, advanced materials, and information display industries.

Lord Abbett Total Return Fund Component

(approximately 25.0% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the Total Return Fund perform over the fiscal year ended November 30, 2006?

A: The Fund returned 6.1%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index, which returned 6.4% for the same period. The Fund's average annual total returns, which reflect performance of Class Y share investments, including the reinvestment of all distributions, are: 1 year: 6.05%, 5 years: 5.25%, and since inception (December 14, 1998): 6.29%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

For a discussion of the Lord Abbett Total Return Fund, see page 9.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website at www.LordAbbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and S&P SmallCap 600® Indexes to create a broad market portfolio representing 90% of U.S. equities.

2  The S&P SmallCap 600® Index is a widely accepted benchmark owing to its low turnover and greater liquidity.

3  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

4  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

5   MSCI EAFE® Index with Net Dividends – The MSCI Europe, Australasia, and Far East (EAFE)® Index is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East. It is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from the aforementioned global markets.

6   The S&P/Citigroup Global Equity Index System and the names of each of the indexes and subindexes that it comprises (each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup EMI World Ex-U.S. Index is a subset of the Global Citigroup Extended Market Index (EMI). The S&P/Citigroup Small Cap World Index is a subset of the Global Broad Market Index (BMI). The S&P/Citigroup U.S. $500 Million – U.S. $2.5 Billion World ex-U.S. Index is a subset of the Global S&P/Citigroup Broad market Index (BMI). The World ex-U.S. composite includes all developed countries except the United States.

7  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

8  The MSCI Emerging Markets Index with Net Dividends is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, and consists of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic,

Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

9  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index.

10   The Merrill Lynch High Yield Master II Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds).

11  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

12  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

13  The Merrill Lynch High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B and BB are part of the Merrill Lynch High Yield Index, with the only difference being the addition of a ratings filter.

14  The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

15  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

16  The MSCI World Index is an unmanaged index that reflects the stock markets of 23 countries, including the United States, Canada, Europe, Australasia and the Far East, with values expressed in U.S. dollars.

17  The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

18  The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index.

19   Russell 2500® Value Index is widely regarded as the standard for measuring large-cap U.S. stock market performance, this popular index includes a representative sample of leading companies in leading industries.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

The views of each fund's management and the portfolio holdings described in this report are as of November 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note About Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the funds, please see each fund's prospectus.

Performance: Because of ongoing market volatility, each fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Index, Lehman Brothers U.S. Aggregate Bond Index, Merrill Lynch High Yield Master II Constrained Index, and the 25% Russell 1000® Index/50% Merrill Lynch High Yield Master II Constrained Index/25% Lehman Brothers U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	Life of Class
Class A3	3.47%	3.01%
Class B4	5.07%	3.96%
Class C5	9.05%	6.72%
Class P6	10.07%	7.62%
Class Y7	10.06%	7.79%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees (included in average) and sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Class A shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year and for the life of class.

5  Class C shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class P shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance is at net asset value.

7  Class Y shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance is at net asset value.

Balanced Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 3000® Index, 60% Russell 3000® Index/40% Lehman Brothers U.S. Aggregate Bond Index, and Lipper Mixed-Asset Target Allocation Moderate Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	5 Years	10 Years	Life of Class
Class A3	5.70%	5.82%	6.78%	—
Class B4	7.42%	6.26%	—	5.42%
Class C5	11.46%	6.42%	6.65%	—
Class P6	12.06%	—	—	11.88%
Class Y7	12.49%	—	—	10.47%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of each index and average is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on May 1, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of class.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class P shares commenced operations on December 31, 2002. Performance is at net asset value.

7  Class Y shares commenced operations on October 19, 2004. Performance is at net asset value.

World Growth & Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 75% MSCI World Index/25% Lehman Brothers U.S. Universal Bond Index, MSCI World Index, and Lehman Brothers U.S. Universal Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	Life of Class
Class A3	6.22%	7.77%
Class B4	7.92%	8.93%
Class C5	12.02%	11.69%
Class P6	12.74%	12.39%
Class Y7	13.09%	12.75%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees (included in average) and sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Class A shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year and for the life of class.

5  Class C shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class P shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance is at net asset value.

7  Class Y shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance is at net asset value.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 through November 30, 2006, for Balanced Strategy Fund, Income Strategy Fund and World Growth & Income Strategy Fund, and June 29, 2006 through November 30, 2006, for Diversified Equity Strategy Fund).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/06 – 11/30/06" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,066.80	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.32	$1.78
Class B
Actual	$1,000.00	$1,063.10	$5.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.06
Class C
Actual	$1,000.00	$1,063.50	$5.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.06
Class P
Actual	$1,000.00	$1,068.70	$2.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.90	$2.28
Class Y
Actual	$1,000.00	$1,069.10	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.91	$0.00

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2006

Portfolio Allocation	%*
Equity	31.34%
Fixed Income	66.43%
Short-Term Investment	2.23%
Total	100.00%

*  Represents percent of total investments.

Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,072.70	$1.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78
Class B
Actual	$1,000.00	$1,069.40	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class C
Actual	$1,000.00	$1,069.60	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class P
Actual	$1,000.00	$1,072.40	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.82	$2.28
Class Y
Actual	$1,000.00	$1,074.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Balanced Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2006

Portfolio Allocation	%*
Equity	57.34%
Fixed Income	41.51%
Short-Term Investment	1.15%
Total	100.00%

*  Represents percent of total investments.

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual*	$1,000.00	$1,097.90	$1.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.62	$1.78
Class B
Actual*	$1,000.00	$1,096.00	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$5.07
Class C
Actual*	$1,000.00	$1,096.00	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$5.07
Class P
Actual*	$1,000.00	$1,097.90	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$2.28
Class Y
Actual*	$1,000.00	$1,099.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.06	$0.00

*  Actual expenses are calculated as of 6/29/06 (commencement of investment operations)

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period), except for actual return information, which reflects the 155 day period from June 29, 2006 through November 30, 2006.

#  Does not include expenses of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2006

Portfolio Allocation	%*
Equity	97.43%
Short-Term Investment	2.57%
Total	100.00%

*  Represents percent of total investments.

World Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,078.30	$1.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.32	$1.78
Class B
Actual	$1,000.00	$1,075.00	$5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.06
Class C
Actual	$1,000.00	$1,075.10	$5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.06
Class P
Actual	$1,000.00	$1,078.40	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.96	$2.28
Class Y
Actual	$1,000.00	$1,080.20	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which World Growth & Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2006

Portfolio Allocation	%*
Equity	73.93%
Fixed Income	24.60%
Short-Term Investment	1.47%
Total	100.00%

*  Represents percent of total investments.

Schedule of Investments

INCOME STRATEGY FUND November 30, 2006

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 97.61%
Lord Abbett Affiliated Fund, Inc. - Class Y(a)	345,467	$5,189
Lord Abbett Research Fund, Inc. - America's Value Fund - Class Y(b)	635,718	8,658
Lord Abbett Investment Trust - High Yield Fund - Class Y(c)	2,125,232	17,236
Lord Abbett Investment Trust - Total Return Fund - Class Y(d)	1,158,540	12,118
Total Investments in Underlying Funds (cost $42,031,934)		$43,201

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.23%
Repurchase Agreement
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $1,010,000 of Federal Home Loan Bank at 3.55% due 8/26/2014; value: $1,010,000; proceeds: $988,225 (cost $988,097)	$988	$988
Total Investments in Securities 99.84% (cost $43,020,031)		44,189
Other Assets in Excess of Liabilities 0.16%		71
Net Assets 100.00%		$44,260

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (d)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

Schedule of Investments

BALANCED STRATEGY FUND November 30, 2006

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 98.80%
Lord Abbett Affiliated Fund, Inc. - Class Y(a)	39,771,261	$597,364
Lord Abbett Bond Debenture Fund, Inc. - Class Y(b)	38,426,706	306,261
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(c)	4,619,800	142,105
Lord Abbett Investment Trust - Total Return Fund - Class Y(d)	21,893,714	229,008
Total Investments in Underlying Funds (cost $1,183,462,289)		$1,274,738

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.15%
Repurchase Agreement
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $14,585,000 of Federal Home Loan Bank at 5.00% due 12/9/2016; value: $15,131,938; proceeds: $14,835,786 (cost $14,833,870)	$14,834	$14,834
Total Investments in Securities 99.95% (cost $1,198,296,159)		1,289,572
Other Assets in Excess of Liabilities 0.05%		624
Net Assets 100.00%		$1,290,196

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (c)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (d)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

Schedule of Investments

DIVERSIFIED EQUITY STRATEGY FUND November 30, 2006

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 94.63%
Lord Abbett Affiliated Fund, Inc. - Class Y(a)	80,316	$1,206
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y*(b)	44,687	1,008
Lord Abbett Securities Trust - International Core Equity Fund - Class Y(c)	158,638	2,514
Lord Abbett Securities Trust - International Opportunities Fund - Class Y(d)	30,141	502
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(e)	54,807	1,686
Lord Abbett Large Cap Growth Fund - Class Y*(f)	383,603	2,198
Lord Abbett Securities Trust - Value Opportunities Fund - Class Y(d)	72,272	898
Total Investments in Underlying Funds (cost $9,623,562)		$10,012

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.50%
Repurchase Agreement
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $260,000 of Federal Home Loan Bank at 5.375% due 9/9/2016; value: $273,000; proceeds: $263,893 (cost $263,859)	$264	$264
Total Investments in Securities 97.13% (cost $9,887,421)		10,276
Other Assets in Excess of Liabilities 2.87%		304
Net Assets 100.00%		$10,580

*  Non-income producing security.

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is capital appreciation.

  (c)  Fund investment objective is to seek long-term capital appreciation.

  (d)  Fund investment objective is long-term capital appreciation.

  (e)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (f)  Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

Schedule of Investments

WORLD GROWTH & INCOME STRATEGY FUND November 30, 2006

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 97.89%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y*(a)	471,432	$10,631
Lord Abbett Securities Trust - International Core Equity Fund - Class Y(b)	4,131,311	65,481
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(c)	1,755,048	53,985
Lord Abbett Large Cap Growth Fund - Class Y*(d)	5,604,324	32,113
Lord Abbett Investment Trust - Total Return Fund - Class Y(e)	5,159,641	53,970
Total Investments in Underlying Funds (cost $201,430,740)		$216,180

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.46%
Repurchase Agreement
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $3,130,000 of Federal Home Loan Bank at 5.375% due 9/9/2016; value: $3,286,500; proceeds: $3,220,329 (cost $3,219,914)	$3,220	$3,220
Total Investments in Securities 99.35% (cost $204,650,654)		219,400
Other Assets in Excess of Liabilities 0.65%		1,438
Net Assets 100.00%		$220,838

*  Non-income producing security.

  (a)  Fund investment objective is capital appreciation.

  (b)  Fund investment objective is to seek long-term capital appreciation.

  (c)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (d)  Fund investment objective is long-term capital growth.

  (e)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

Statements of Assets and Liabilities

November 30, 2006

	Income Strategy Fund	Balanced Strategy Fund
ASSETS:
Investments in securities, at cost	$43,020,031	$1,198,296,159
Investments in securities, at value	$44,189,442	$1,289,572,364
Receivables:
Interest and dividends	127	1,916
Capital shares sold	555,126	3,190,265
From affiliates	2,394	27,012
Prepaid expenses and other assets	25,284	90,808
Total assets	44,772,373	1,292,882,365
LIABILITIES:
Payables:
Investment securities purchased	330,006	–
Capital shares reacquired	75,664	1,673,732
12b-1 distribution fees	17,881	491,968
Trustees' fees	667	68,640
Accrued expenses and other liabilities	88,028	452,082
Total liabilities	512,246	2,686,422
NET ASSETS	$44,260,127	$1,290,195,943
COMPOSITION OF NET ASSETS:
Paid-in capital	$42,595,298	$1,155,761,113
Undistributed net investment income	124,897	5,622,480
Accumulated net realized gain on investments	370,521	37,536,145
Net unrealized appreciation on investments	1,169,411	91,276,205
Net Assets	$44,260,127	$1,290,195,943
Net assets by class:
Class A Shares	$30,866,876	$1,009,373,818
Class B Shares	$2,973,817	$116,481,745
Class C Shares	$10,379,167	$159,863,901
Class P Shares	$1,160	$3,737,113
Class Y Shares	$39,107	$739,366
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	1,967,333	83,178,822
Class B Shares	188,419	9,612,809
Class C Shares	657,138	13,211,927
Class P Shares	73.55	308,812
Class Y Shares	2,502	60,891
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.69	$12.13
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$16.65	$12.87
Class B Shares-Net asset value	$15.78	$12.12
Class C Shares-Net asset value	$15.79	$12.10
Class P Shares-Net asset value	$15.77	$12.10
Class Y Shares-Net asset value	$15.63	$12.14

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2006

	Diversified Equity Strategy Fund	World Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$9,887,421	$204,650,654
Investments in securities, at value	$10,276,299	$219,399,884
Receivables:
Interest and dividends	34	416
Capital shares sold	447,151	1,747,328
From affiliates	1,551	8,070
Prepaid expenses and other assets	501	41,413
Total assets	10,725,536	221,197,111
LIABILITIES:
Payables:
Investment securities purchased	112,242	14,711
Capital shares reacquired	–	145,394
12b-1 distribution fees	2,818	84,586
Trustees' fees	11	2,648
Accrued expenses and other liabilities	30,086	111,729
Total liabilities	145,157	359,068
NET ASSETS	$10,580,379	$220,838,043
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,099,602	$205,595,962
Undistributed (distributions in excess of) net investment income	33,607	(2,648)
Accumulated net realized gain on investments	58,292	495,499
Net unrealized appreciation on investments	388,878	14,749,230
Net Assets	$10,580,379	$220,838,043
Net assets by class:
Class A Shares	$8,431,588	$162,562,965
Class B Shares	$744,674	$15,132,249
Class C Shares	$1,231,664	$42,047,658
Class P Shares	$5,543	$26,757
Class Y Shares	$166,910	$1,068,414
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	511,533	9,350,904
Class B Shares	45,291	874,682
Class C Shares	74,931	2,429,577
Class P Shares	336.39	1,537
Class Y Shares	10,112	61,301
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$16.48	$17.38
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$17.49	$18.44
Class B Shares-Net asset value	$16.44	$17.30
Class C Shares-Net asset value	$16.44	$17.31
Class P Shares-Net asset value	$16.48	$17.41
Class Y Shares-Net asset value	$16.51	$17.43

See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2006

	Income Strategy Fund	Balanced Strategy Fund
Investment Income:
Dividends	$1,338,817	$39,733,528
Interest	23,648	753,231
Total investment income	1,362,465	40,486,759
Expenses:
Management fees	27,566	1,190,955
12b-1 distribution plan-Class A	67,012	3,296,155
12b-1 distribution plan-Class B	16,576	1,103,916
12b-1 distribution plan-Class C	67,490	1,363,628
12b-1 distribution plan-Class P	4	13,348
Shareholder servicing	35,387	1,697,856
Professional	26,563	45,445
Reports to shareholders	3,508	235,475
Custody	6,635	42,060
Trustees' fees	697	40,111
Registration	32,495	181,644
Other	1,696	18,074
Gross expenses	285,629	9,228,667
Expense reductions (See Note 7)	(620)	(27,088)
Expenses assumed by Underlying Funds (See Note 3)	(106,361)	(2,233,577)
Management fees waived (See Note 3)	(27,566)	(1,190,955)
Net expenses	151,082	5,777,047
Net investment income	1,211,383	34,709,712
Net realized and unrealized gain:
Capital gains received from Underlying Funds	362,327	41,904,188
Net change in unrealized appreciation on investments	1,246,232	58,957,984
Net realized and unrealized gain	1,608,559	100,862,172
Net Increase in Net Assets Resulting From Operations	$2,819,942	$135,571,884

See Notes to Financial Statements.

Statements of Operations (concluded)

For the Period Ended November 30, 2006

	Diversified Equity Strategy Fund*	World Growth & Income Strategy Fund
Investment Income:
Dividends	$7,598	$1,725,170
Interest	630	111,890
Total investment income	8,228	1,837,060
Expenses:
Management fees	1,716	137,088
12b-1 distribution plan-Class A	4,985	351,075
12b-1 distribution plan-Class B	986	102,175
12b-1 distribution plan-Class C	1,709	256,480
12b-1 distribution plan-Class P	9	44
Shareholder servicing	2,443	230,949
Professional	42,360	21,900
Reports to shareholders	1,726	25,553
Custody	6,303	14,000
Trustees' fees	17	3,430
Registration	350	65,669
Other	2,607	2,727
Gross expenses	65,211	1,211,090
Expense reductions (See Note 7)	(35)	(3,091)
Expenses assumed by Underlying Funds (See Note 3)	(55,771)	(361,137)
Management fees waived (See Note 3)	(1,716)	(137,088)
Net expenses	7,689	709,774
Net investment income	539	1,127,286
Net realized and unrealized gain:
Capital gains received from Underlying Funds	89,337	787,722
Net change in unrealized appreciation on investments	388,878	14,180,895
Net realized and unrealized gain	478,215	14,968,617
Net Increase in Net Assets Resulting From Operations	$478,754	$16,095,903

*For the period 6/29/2006 (commencement of investment operations) to 11/30/2006.

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Year Ended November 30, 2006

INCREASE IN NET ASSETS	Income Strategy Fund	Balanced Strategy Fund
Operations:
Net investment income	$1,211,383	$34,709,712
Capital gains received from Underlying Funds	362,327	41,904,188
Net change in unrealized appreciation on investments	1,246,232	58,957,984
Net increase in net assets resulting from operations	2,819,942	135,571,884
Distributions to shareholders from:
Net investment income
Class A	(870,318)	(31,755,483)
Class B	(51,184)	(3,050,647)
Class C	(197,773)	(3,730,726)
Class P	(46)	(96,262)
Class Y	(705)	(22,241)
Net realized gain
Class A	–	(25,759,517)
Class B	–	(3,067,807)
Class C	–	(3,518,785)
Class P	–	(74,246)
Class Y	–	(15,486)
Total distributions to shareholders	(1,120,026)	(71,091,200)
Capital share transactions (See Note 10):
Net proceeds from sales of shares	37,302,362	282,369,201
Reinvestment of distributions	843,872	65,815,995
Cost of shares reacquired	(4,842,095)	(229,255,903)
Net increase in net assets resulting from capital share transactions	33,304,139	118,929,293
Net increase in net assets	35,004,055	183,409,977
NET ASSETS:
Beginning of year	9,256,072	1,106,785,966
End of year	$44,260,127	$1,290,195,943
Undistributed net investment income	$124,897	$5,622,480

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

For the Period Ended November 30, 2006

INCREASE IN NET ASSETS	Diversified Equity Strategy Fund*	World Growth & Income Strategy Fund
Operations:
Net investment income	$539	$1,127,286
Capital gains received from Underlying Funds	89,337	787,722
Net change in unrealized appreciation on investments	388,878	14,180,895
Net increase in net assets resulting from operations	478,754	16,095,903
Distributions to shareholders from:
Net investment income
Class A	–	(1,157,887)
Class B	–	(74,233)
Class C	–	(189,755)
Class P	–	(84)
Class Y	–	(12,835)
Total distributions to shareholders	–	(1,434,794)
Capital share transactions (See Note 10):
Net proceeds from sales of shares	10,191,720	188,799,339
Reinvestment of distributions	–	1,280,119
Cost of shares reacquired	(90,095)	(20,277,911)
Net increase in net assets resulting from capital share transactions	10,101,625	169,801,547
Net increase in net assets	10,580,379	184,462,656
NET ASSETS:
Beginning of period	–	36,375,387
End of period	$10,580,379	$220,838,043
Undistributed (distributions in excess of) net investment income	$33,607	$(2,648)

*For the period 6/29/2006 (commencement of investment operations) to 11/30/2006.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

For the Period Ended November 30, 2005

INCREASE IN NET ASSETS	Income Strategy Fund*	Balanced Strategy Fund	World Growth & Income Strategy Fund*
Operations:
Net investment income	$43,077	$28,966,075	$33,242
Capital gains received from Underlying Funds	58,232	35,392,320	–
Net realized loss on investments	(5)	–	(26)
Net change in unrealized appreciation (depreciation) on investments	(76,821)	(24,042,479)	568,335
Net increase in net assets resulting from operations	24,483	40,315,916	601,551
Distributions to shareholders from:
Net investment income
Class A	(43,381)	(25,058,844)	(27,818)
Class B	(1,976)	(2,419,746)	(1,569)
Class C	(16,174)	(2,549,803)	(3,262)
Class P	(11)	(44,742)	(3)
Class Y	(21)	(17,386)	(2,636)
Net realized gain
Class A	–	(6,125,275)	–
Class B	–	(737,921)	–
Class C	–	(718,198)	–
Class P	–	(6,321)	–
Class Y	–	(3,796)	–
Total distributions to shareholders	(61,563)	(37,682,032)	(35,288)
Capital share transactions (See Note 10):
Net proceeds from sales of shares	9,370,363	345,481,090	36,119,736
Reinvestment of distributions	45,169	35,105,503	28,031
Cost of shares reacquired	(122,380)	(148,947,113)	(338,643)
Net increase in net assets resulting from capital share transactions	9,293,152	231,639,480	35,809,124
Net increase in net assets	9,256,072	234,273,364	36,375,387
NET ASSETS:
Beginning of period	–	872,512,602	–
End of period	$9,256,072	$1,106,785,966	$36,375,387
Undistributed (distributions in excess of) net investment income	$(13,135)	$5,340,153	$1,493

*For the period 6/29/2005 (commencement of investment operations) to 11/30/2005.

See Notes to Financial Statements.

Financial Highlights

INCOME STRATEGY FUND

	Class A Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$14.93	$15.00
Investment operations
Net investment income(b)	.69	.23
Net realized and unrealized gain (loss)	.73	(.11)
Total from investment operations	1.42	.12
Distributions to shareholders from:
Net investment income	(.66)	(.19)
Net asset value, end of period	$15.69	$14.93
Total Return(c)	9.78%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.35%	.14	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.35%	.34	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.83%	8.13	%(e)
Net investment income	4.56%	5.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$30,867	$6,403
Portfolio turnover rate	.00%	.05	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME STRATEGY FUND

	Class B Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$14.92	$15.00
Investment operations
Net investment income(b)	.61	.18
Net realized and unrealized gain (loss)	.72	(.10)
Total from investment operations	1.33	.08
Distributions to shareholders from:
Net investment income	(.47)	(.16)
Net asset value, end of period	$15.78	$14.92
Total Return(c)	9.07%	.55	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	1.00%	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	.96	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	1.48%	10.03	%(e)
Net investment income	3.98%	4.29	%(e)
Supplemental Data:
Net assets, end of period (000)	$2,974	$326
Portfolio turnover rate	.00%	.05	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME STRATEGY FUND

	Class C Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$14.91	$15.00
Investment operations
Net investment income(b)	.60	.18
Net realized and unrealized gain (loss)	.73	(.10)
Total from investment operations	1.33	.08
Distributions to shareholders from:
Net investment income	(.45)	(.17)
Net asset value, end of period	$15.79	$14.91
Total Return(c)	9.05%	.57	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	1.00%	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	.99	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	1.48%	6.26	%(e)
Net investment income	3.93%	3.88	%(e)
Supplemental Data:
Net assets, end of period (000)	$10,379	$2,525
Portfolio turnover rate	.00%	.05	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME STRATEGY FUND

	Class P Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$14.96	$15.00
Investment operations
Net investment income(b)	.73	.15
Net realized and unrealized gain (loss)	.74	(.03)
Total from investment operations	1.47	.12
Distributions to shareholders from:
Net investment income	(.66)	(.16)
Net asset value, end of period	$15.77	$14.96
Total Return(c)	10.07%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.45%	.14	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.45%	.37	%†(e)
Expenses, excluding expense reductions and expenses assumed and waived	.56%	7.67	%†(e)
Net investment income	4.82%	3.52	%†(e)
Supplemental Data:
Net assets, end of period (000)	$1	$1
Portfolio turnover rate	.00%	.05	%(d)

See Notes to Financial Statements.

Financial Highlights (concluded)

INCOME STRATEGY FUND

	Class Y Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$14.95	$15.00
Investment operations
Net investment income(b)	.85	.15
Net realized and unrealized gain	.61	.01
Total from investment operations	1.46	.16
Distributions to shareholders from:
Net investment income	(.78)	(.21)
Net asset value, end of period	$15.63	$14.95
Total Return(c)	10.06%	1.07	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.00%	.00	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.01%	.01	%†(e)
Expenses, excluding expense reductions and expenses assumed and waived	.54%	7.31	%†(e)
Net investment income	5.58%	3.88	%†(e)
Supplemental Data:
Net assets, end of period (000)	$39	$1
Portfolio turnover rate	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$11.53	$11.53	$10.58	$9.67	$10.80
Investment operations:
Net investment income(b)	.35	.35	.37	.35	.42
Net realized and unrealized gain	.99	.12	.91	1.04	(1.14)
Total from investment operations	1.34	.47	1.28	1.39	(.72)
Distributions to shareholders from:
Net investment income	(.40)	(.37)	(.33)	(.32)	(.41)
Net realized gain	(.34)	(.10)	– (e)	(.16)	–
Total distributions	(.74)	(.47)	(.33)	(.48)	(.41)
Net asset value, end of year	$12.13	$11.53	$11.53	$10.58	$9.67
Total Return(c)	12.12%	4.12%	12.29%	15.19%	(6.76)%
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.35%	.35%	.37%	.40%	.38%
Expenses, excluding expense reductions and including expenses assumed and waived	.35%	.35%	.37%	.40%	.38%
Expenses, excluding expense reductions and expenses assumed and waived	.64%	.65%	.80%	1.40%	1.39%
Net investment income	3.04%	3.03%	3.35%	3.50%	4.19%
Supplemental Data:
Net assets, end of year (000)	$1,009,374	$879,442	$704,342	$399,266	$154,128
Portfolio turnover rate	.00%	.00%	.00%	.00%	.00%

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$11.52	$11.52	$10.57	$9.67	$10.79
Investment operations:
Net investment income(b)	.27	.27	.30	.28	.36
Net realized and unrealized gain (loss)	.99	.13	.91	1.05	(1.14)
Total from investment operations	1.26	.40	1.21	1.33	(.78)
Distributions to shareholders from:
Net investment income	(.32)	(.30)	(.26)	(.27)	(.34)
Net realized gain	(.34)	(.10)	– (e)	(.16)	–
Total distributions	(.66)	(.40)	(.26)	(.43)	(.34)
Net asset value, end of year	$12.12	$11.52	$11.52	$10.57	$9.67
Total Return(c)	11.42%	3.49%	11.64%	14.40%	(7.32)%
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	1.01%	1.04%	1.00%
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	1.01%	1.04%	1.00%
Expenses, excluding expense reductions and expenses assumed and waived	1.29%	1.30%	1.50%	2.04%	2.01%
Net investment income	2.36%	2.38%	2.68%	2.86%	3.57%
Supplemental Data:
Net assets, end of year (000)	$116,482	$104,715	$84,783	$52,943	$29,415
Portfolio turnover rate	.00%	.00%	.00%	.00%	.00%

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$11.50	$11.51	$10.56	$9.66	$10.80
Investment operations:
Net investment income(b)	.29	.28	.30	.28	.36
Net realized and unrealized gain (loss)	.98	.11	.92	1.05	(1.14)
Total from investment operations	1.27	.39	1.22	1.33	(.78)
Distributions to shareholders from:
Net investment income	(.33)	(.30)	(.27)	(.27)	(.36)
Net realized gain	(.34)	(.10)	– (e)	(.16)	–
Total distributions	(.67)	(.40)	(.27)	(.43)	(.36)
Net asset value, end of year	$12.10	$11.50	$11.51	$10.56	$9.66
Total Return(c)	11.46%	3.43%	11.68%	14.39%	(7.33)%
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	1.01%	1.04%	.98%
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	1.01%	1.04%	.98%
Expenses, excluding expense reductions and expenses assumed and waived	1.29%	1.30%	1.49%	2.04%	1.99%
Net investment income	2.49%	2.50%	2.75%	2.86%	3.59%
Supplemental Data:
Net assets, end of year (000)	$159,864	$119,578	$82,232	$42,090	$23,968
Portfolio turnover rate	.00%	.00%	.00%	.00%	.00%

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Year Ended 11/30			12/31/2002(a) to
	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$11.50	$11.51	$10.57	$9.15
Investment operations:
Net investment income(b)	.37	.41	.51	.34
Net realized and unrealized gain	.96	.04	.76	1.34
Total from investment operations	1.33	.45	1.27	1.68
Distributions to shareholders from:
Net investment income	(.39)	(.36)	(.33)	(.26)
Net realized gain	(.34)	(.10)	– (e)	–
Total distributions	(.73)	(.46)	(.33)	(.26)
Net asset value, end of period	$12.10	$11.50	$11.51	$10.57
Total Return(c)	12.06%	4.00%	12.21%	18.69	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.45%	.45%	.45%	.45	%†(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.45%	.45%	.45%	.45	%†(d)
Expenses, excluding expense reductions and expenses assumed and waived	.74%	.75%	.83%	1.36	%†(d)
Net investment income	3.18%	3.59%	4.63%	3.12	%†(d)
Supplemental Data:
Net assets, end of period (000)	$3,737	$2,520	$715	$26
Portfolio turnover rate	.00%	.00%	.00%	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class Y Shares
	Year Ended 11/30		10/20/2004(a) to
	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$11.54	$11.53	$11.01
Investment operations:
Net investment income(b)	.41	.38	.14
Net realized and unrealized gain	.97	.13	.41
Total from investment operations	1.38	.51	.55
Distributions to shareholders from:
Net investment income	(.44)	(.40)	(.03)
Net realized gain	(.34)	(.10)	–
Total distributions	(.78)	(.50)	(.03)
Net asset value, end of period	$12.14	$11.54	$11.53
Total Return(c)	12.49%	4.57%	4.95	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.29%	.30%	.05	%(d)
Net investment income	3.57%	3.32%	1.23	%(d)
Supplemental Data:
Net assets, end of period (000)	$739	$531	$441
Portfolio turnover rate	.00%	.00%	.00	%(d)

† The ratios have been determined on a Fund basis.

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations
Net investment income(b)	.01
Net realized and unrealized gain	1.47
Total from investment operations	1.48
Net asset value, end of period	$16.48
Total Return(c)	9.87	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.14	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.34	%(g)
Expenses, excluding expense reductions and expenses assumed and waived	2.58	%(g)
Net investment income	.12	%(g)
Supplemental Data:
Net assets, end of period (000)	$8,432
Portfolio turnover rate	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations
Net investment loss(b)	(.03)
Net realized and unrealized gain	1.47
Total from investment operations	1.44
Net asset value, end of period	$16.44
Total Return(c)	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.97	%(g)
Expenses, excluding expense reductions and expenses assumed and waived	2.91	%(g)
Net investment loss	(.43	)%(g)
Supplemental Data:
Net assets, end of period (000)	$745
Portfolio turnover rate	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations
Net investment loss(b)	(.03)
Net realized and unrealized gain	1.47
Total from investment operations	1.44
Net asset value, end of period	$16.44
Total Return(c)	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.97	%(g)
Expenses, excluding expense reductions and expenses assumed and waived	2.81	%(g)
Net investment loss	(.45	)%(g)
Supplemental Data:
Net assets, end of period (000)	$1,232
Portfolio turnover rate	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations
Net investment loss(b)	–	(e)
Net realized and unrealized gain	1.48
Net asset value, end of period	$16.48
Total Return(c)	9.87	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.18	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.43	%(g)
Expenses, excluding expense reductions and expenses assumed and waived	13.53	%(g)
Net investment loss	(.05	)%(g)
Supplemental Data:
Net assets, end of period (000)	$6
Portfolio turnover rate	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class Y Shares
	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations
Net investment income(b)	.04
Net realized and unrealized gain	1.47
Total from investment operations	1.51
Net asset value, end of period	$16.51
Total Return(c)	10.07	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)(f)
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(g)(f)
Expenses, excluding expense reductions and expenses assumed and waived	2.79	%(g)
Net investment income	.64	%(g)
Supplemental Data:
Net assets, end of period (000)	$167
Portfolio turnover rate	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public is on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $(0.01).

(f) Amount is less than 0.01%.

(g) Annualized.

See Notes to Financial Statements.

Financial Highlights

WORLD GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.62	$15.00
Investment operations
Net investment income(b)	.16	.05
Net realized and unrealized gain	1.80	.62
Total from investment operations	1.96	.67
Distributions to shareholders from:
Net investment income	(.20)	(.05)
Net asset value, end of period	$17.38	$15.62
Total Return(c)	12.68%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.35%	.14	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.35%	.33	%(f)
Expenses, excluding expense reductions and expenses assumed and waived	.71%	2.58	%(f)
Net investment income	.98%	1.17	%(f)
Supplemental Data:
Net assets, end of period (000)	$162,563	$26,193
Portfolio turnover rate	.00%	.06	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

WORLD GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.59	$15.00
Investment operations
Net investment income(b)	.05	.01
Net realized and unrealized gain	1.80	.62
Total from investment operations	1.85	.63
Distributions to shareholders from:
Net investment income	(.14)	(.04)
Net asset value, end of period	$17.30	$15.59
Total Return(c)	11.92%	4.24	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	1.00%	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	.97	%(f)
Expenses, excluding expense reductions and expenses assumed and waived	1.35%	2.92	%(f)
Net investment income	.31%	.53	%(f)
Supplemental Data:
Net assets, end of period (000)	$15,132	$2,386
Portfolio turnover rate	.00%	.06	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

WORLD GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.59	$15.00
Investment operations
Net investment income (loss)(b)	.06	.01
Net realized and unrealized gain	1.80	.62
Total from investment operations	1.86	.63
Distributions to shareholders from:
Net investment income	(.14)	(.04)
Net asset value, end of period	$17.31	$15.59
Total Return(c)	12.02%	4.23	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	1.00%	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	.97	%(f)
Expenses, excluding expense reductions and expenses assumed and waived	1.36%	2.81	%(f)
Net investment income	.34%	.52	%(f)
Supplemental Data:
Net assets, end of period (000)	$42,048	$7,017
Portfolio turnover rate	.00%	.06	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

WORLD GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.63	$15.00
Investment operations
Net investment income(b)	.10	.05
Net realized and unrealized gain	1.88	.62
Total from investment operations	1.98	.67
Distributions to shareholders from:
Net investment income	(.20)	(.04)
Net asset value, end of period	$17.41	$15.63
Total Return(c)	12.74%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.42%	.13	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.42%	.37	%†(f)
Expenses, excluding expense reductions and expenses assumed and waived	.84%	2.51	%†(f)
Net investment income	.59%	.79	%†(f)
Supplemental Data:
Net assets, end of period (000)	$27	$1
Portfolio turnover rate	.00%	.06	%(d)

See Notes to Financial Statements.

Financial Highlights (concluded)

WORLD GROWTH & INCOME STRATEGY FUND

	Class Y Shares
	Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.64	$15.00
Investment operations
Net investment income(b)	.34	.07
Net realized and unrealized gain	1.69	.62
Total from investment operations	2.03	.69
Distributions to shareholders from:
Net investment income	(.24)	(.05)
Net asset value, end of period	$17.43	$15.64
Total Return(c)	13.09%	4.63	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.00%	.00	%(d)(e)
Expenses, excluding expense reductions and including expenses assumed and waived	.00%	.01	%†(f)(e)
Expenses, excluding expense reductions and expenses assumed and waived	.34%	2.15	%†(f)
Net investment income	2.08%	1.15	%†(f)
Supplemental Data:
Net assets, end of period (000)	$1,068	$778
Portfolio turnover rate	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than 0.01%.

(f) Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of ten funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Income Strategy Fund ("Income Strategy Fund"), Lord Abbett Balanced Strategy Fund ("Balanced Strategy Fund"), Lord Abbett Diversified Equity Strategy Fund ("Diversified Equity Strategy Fund") and Lord Abbett World Growth & Income Strategy Fund ("World Growth & Income Strategy Fund"), Classes A, B, C, P and Y shares. Diversified Equity Strategy Fund commenced investment operations and was effective with the SEC on June 29, 2006. Shares first became available to the public on June 30, 2006.

Income Strategy Fund's investment objective is to seek a high level of current income. Balanced Strategy Fund's investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund's investment objective is to seek capital appreciation. World Growth & Income Strategy Fund's investment objective is to seek long-term capital appreciation and growth of income. Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and World Growth & Income Strategy Fund invest in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan (the "Plan").

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

	Management Fees	Contractual Waiver(1)
Income Strategy Fund	.10%	.10%
Balanced Strategy Fund	.10%	.10%
Diversified Equity Strategy Fund	.10%	.10%
World Growth & Income Strategy Fund	.10%	.10%

(1) For the fiscal year ended November 30, 2006, Lord Abbett contractually agreed to waive all of its management fees.

Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and the World Growth & Income Strategy Fund have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and World Growth & Income Strategy Fund in proportion to the average daily value of Underlying Fund shares owned

Notes to Financial Statements (continued)

by each of Fund of Funds. The expenses assumed by the Underlying Funds are reflected in Expenses Assumed by Underlying Funds on each Fund's Statement of Operations and Receivable from Affiliates on each Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plans

Each Fund has adopted a distribution plan with respect to its Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A		Class B	Class C	Class P
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%

(1) The amount of CDSC collected by each Fund during the fiscal year ended November 30, 2006 was as follows:

CDSC Collected
Income Strategy Fund	$1
Balanced Strategy Fund	3,817
Diversified Equity Strategy Fund*	-
World Growth & Income Strategy Fund	4,000

* For the period June 29, 2006 (commencement of operations) to November 30, 2006.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2006:

	Distributor Commissions	Dealers' Concessions
Income Strategy Fund	$118,441	$617,666
Balanced Strategy Fund	841,364	4,395,840
Diversified Equity Strategy Fund*	37,522	203,681
World Growth & Income Strategy Fund	637,128	3,410,306

* For the period June 29, 2006 (commencement of operations) to November 30, 2006.

Distributor received CDSCs for the fiscal year ended November 30, 2006:

	Class A	Class C
Income Strategy Fund	$1,756	$2,464
Balanced Strategy Fund	1,285	17,749
Diversified Equity Strategy Fund*	-	-
World Growth & Income Strategy Fund	4,000	6,844

* For the period June 29, 2006 (commencement of operations) to November 30, 2006.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Income Strategy Fund and Balanced Strategy Fund; declared and paid quarterly for World Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount,

Notes to Financial Statements (continued)

if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

Distributions were declared on December 11, 2006, and paid on December 21, 2006 to shareholders of record on December 20, 2006. The approximate amounts are as follows:

	Net Investment Income	Long-Term Capital Gain
Income Strategy Fund	$230,000	$93,000
Balanced Strategy Fund	7,500,000	37,660,000
Diversified Equity Strategy Fund	179,000	58,000
World Growth & Income Fund	3,025,000	496,000

The tax character of the distributions paid during the fiscal years ended November 30, 2006 and 2005 are as follows:

	Income Strategy Fund		Balanced Strategy Fund
	11/30/2006	11/30/2005*	11/30/2006	11/30/2005
Distributions paid from:
Ordinary income	$1,120,026	$61,563	$38,655,359	$30,090,521
Net long-term capital gains	-	-	32,435,841	7,591,511
Total distributions paid	$1,120,026	$61,563	$71,091,200	$37,682,032
	World Growth & Income Strategy Fund
	11/30/2006	11/30/2005*
Distributions paid from:
Ordinary income	$1,409,765	$35,288
Net long-term capital gains	25,029	-
Total distributions paid	$1,434,794	$35,288

*For the period June 29, 2005 (commencement of operations) to November 30, 2005.

As of November 30, 2006, the components of accumulated earnings on a tax basis are as follows:

	Income Strategy Fund	Balanced Strategy Fund
Undistributed ordinary income – net	$28,180	$5,691,120
Undistributed long-term capital gains	93,068	37,657,480
Total undistributed earnings	$121,248	$43,348,600
Temporary differences	374,170	(68,640)
Unrealized gains - net	1,169,411	91,154,870
Total accumulated earnings - net	$1,664,829	$134,434,830

Notes to Financial Statements (continued)

	Diversified Equity Strategy Fund	World Growth & Income Strategy Fund
Undistributed ordinary income – net	$33,618	$-
Undistributed long-term capital gains	58,292	495,499
Total undistributed earnings	$91,910	$495,499
Temporary differences	(11)	(2,648)
Unrealized gains - net	388,878	14,749,230
Total accumulated earnings - net	$480,777	$15,242,081

As of November 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

	Income Strategy Fund	Balanced Strategy Fund
Tax Cost	$43,020,031	$1,198,417,494
Gross unrealized gain	1,169,411	91,720,146
Gross unrealized loss	-	(565,276)
Net unrealized security gain	$1,169,411	$91,154,870
	Diversified Equity Strategy Fund	World Growth & Income Strategy Fund
Tax Cost	$9,887,421	$204,650,654
Gross unrealized gain	419,750	14,749,230
Gross unrealized loss	(30,872)	-
Net unrealized security gain	$388,878	$14,749,230

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended November 30, 2006, have been reclassified among the components of net assets based on their tax-basis treatment as follows:

	Undistributed/ (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
Income Strategy Fund	$46,675	$(45,067)	$(1,608)
Balanced Strategy Fund	4,227,974	(4,227,974)	-
Diversified Equity Strategy Fund	33,068	(31,045)	(2,023)
World Growth & Income Strategy Fund	303,367	(292,197)	(11,170)

The permanent differences are primarily attributable to the tax treatment of certain expenses and distributions from Underlying Funds.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2006 are as follows:

	Purchases	Sales
Income Strategy Fund	$33,424,275	$-
Balanced Strategy Fund	127,751,050	-
Diversified Equity Strategy Fund*	9,623,562	-
World Growth & Income Strategy Fund	168,196,185	-

* For the period June 29, 2006 (commencement of operations) to November 30, 2006.

Notes to Financial Statements (continued)

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2006.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statements of Operations and in Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into agreements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Income Strategy Fund's, Balanced Strategy Fund's, Diversified Equity Strategy Fund's and World Growth & Income Strategy Fund's (each, a "Strategic Allocation Fund") investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund's performance is directly related to the Underlying Fund's performance. Each Strategic Allocation Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund's particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds' investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer

Notes to Financial Statements (continued)

of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund's assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will be invested entirely in equity funds and the World Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund's more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund's performance.

Notes to Financial Statements (continued)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

INCOME STRATEGY FUND

	Year Ended November 30, 2006		Period Ended November 30, 2005*
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,726,719	$26,199,897	433,313	$6,490,030
Reinvestment of distributions	46,982	714,843	2,412	35,988
Shares reacquired	(235,131)	(3,570,176)	(6,962)	(104,350)
Increase	1,538,570	$23,344,564	428,763	$6,421,668
Class B Shares
Shares sold	183,769	$2,790,956	21,783	$326,199
Reinvestment of distributions	2,376	36,251	86	1,278
Shares reacquired	(19,589)	(299,090)	(6)	(89)
Increase	166,556	$2,528,117	21,863	$327,388
Class C Shares
Shares sold	545,786	$8,274,822	169,919	$2,550,938
Reinvestment of distributions	6,040	92,028	528	7,871
Shares reacquired	(64,008)	(972,815)	(1,127)	(16,754)
Increase	487,818	$7,394,035	169,320	$2,542,055
Class P Shares
Shares sold	3.174	$50	66.667	$1,000
Reinvestment of distributions	2.980	45	0.732	11
Increase	6.154	$95	67.399	$1,011
Class Y Shares
Shares sold	2,389	$36,637	146.090	$2,196
Reinvestment of distributions	46	705	1.405	21
Shares reacquired	(1)	(14)	(79.889)	(1,187)
Increase	2,434	$37,328	67.606	$1,030

* For the period June 29, 2005 (commencement of investment operations) to November 30, 2005.

Notes to Financial Statements (continued)

BALANCED STRATEGY FUND

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	17,350,160	$201,043,382	22,746,566	$259,402,861
Reinvestment of distributions	4,899,209	55,721,324	2,639,333	30,246,216
Shares reacquired	(15,330,846)	(177,565,252)	(10,219,637)	(116,650,655)
Increase	6,918,523	$79,199,454	15,166,262	$172,998,422
Class B Shares
Shares sold	2,100,312	$24,327,038	2,755,814	$31,406,112
Reinvestment of distributions	456,456	5,175,773	230,807	2,645,391
Shares reacquired	(2,034,758)	(23,564,024)	(1,255,313)	(14,318,246)
Increase	522,010	$5,938,787	1,731,308	$19,733,257
Class C Shares
Shares sold	4,701,920	$54,437,054	4,608,275	$52,505,761
Reinvestment of distributions	415,510	4,710,662	187,101	2,141,652
Shares reacquired	(2,299,504)	(26,566,067)	(1,546,730)	(17,618,030)
Increase	2,817,926	$32,581,649	3,248,646	$37,029,383
Class P Shares
Shares sold	205,770	$2,389,031	182,782	$2,080,559
Reinvestment of distributions	15,010	170,508	4,476	51,062
Shares reacquired	(131,032)	(1,523,649)	(30,282)	(342,929)
Increase	89,748	$1,035,890	156,976	$1,788,692
Class Y Shares
Shares sold	14,713	$172,696	7,455	$85,797
Reinvestment of distributions	3,309	37,728	1,848	21,182
Shares reacquired	(3,163)	(36,911)	(1,498)	(17,253)
Increase	14,859	$173,513	7,805	$89,726

Notes to Financial Statements (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Period Ended November 30, 2006**
Class A Shares	Shares	Amount
Shares sold	515,890	$8,106,047
Shares reacquired	(4,357)	(69,626)
Increase	511,533	$8,036,421
Class B Shares
Shares sold	46,578	$736,696
Shares reacquired	(1,287)	(20,469)
Increase	45,291	$716,227
Class C Shares
Shares sold	74,931	$1,182,892
Increase	74,931	$1,182,892
Class P Shares
Shares sold	336.39	$5,050
Increase	336.39	$5,050
Class Y Shares
Shares sold	10,112	$161,035
Increase	10,112	$161,035

** For the period June 29, 2006 (commencement of investment operations) to November 30, 2006.

Notes to Financial Statements (continued)

WORLD GROWTH & INCOME STRATEGY FUND

	Year Ended November 30, 2006		Period Ended November 30, 2005***
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,435,150	$138,010,734	1,695,782	$26,079,066
Reinvestment of distributions	66,769	1,083,030	1,476	22,571
Shares reacquired	(827,870)	(13,634,908)	(20,403)	(315,421)
Increase	7,674,049	$125,458,856	1,676,855	$25,786,216
Class B Shares
Shares sold	901,619	$14,686,538	153,510	$2,354,679
Reinvestment of distributions	3,631	58,523	79	1,207
Shares reacquired	(183,686)	(3,003,119)	(471)	(7,286)
Increase	721,564	$11,741,942	153,118	$2,348,600
Class C Shares
Shares sold	2,191,774	$35,848,498	450,883	$6,927,705
Reinvestment of distributions	7,783	125,648	106	1,614
Shares reacquired	(219,985)	(3,586,984)	(984)	(15,186)
Increase	1,979,572	$32,387,162	450,005	$6,914,133
Class P Shares
Shares sold	1,610	$25,197	66.667	$1,000
Reinvestment of distributions	5	83	-	$-
Reinvestment of distributions	(145)	(2,354)	0.180	3
Increase	1,470	$22,926	66.847	$1,003
Class Y Shares
Shares sold	13,767	$228,372	49,615	$757,286
Reinvestment of distributions	793	12,835	172	2,636
Shares reacquired	(2,997)	(50,546)	(49)	(750)
Increase	11,563	$190,661	49,738	$759,172

*** For the period June 29, 2005 (commencement of investment operations) to November 30, 2005.

Notes to Financial Statements (concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds will adopt FIN 48 during 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No.157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust – Lord Abbett Income Strategy Fund, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, and Lord Abbett World Growth & Income Strategy Fund (the "Funds") as of November 30, 2006, and the related statements of operations, the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust – Lord Abbett Income Strategy Fund, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett World Growth & Income Strategy Fund as of November 30, 2006, the results of their operations for the periods then ended and the changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 26, 2007

Investments In Underlying Funds (unaudited)

Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Fund and World Growth & Income Strategy Fund invest in other funds ("Underlying Funds") managed by Lord Abbett. As of November 30, 2006, each Fund's long-term investments were allocated among the Underlying Funds as follows:

Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	12.01%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class Y	20.04%
Lord Abbett Investment Trust – High Yield Fund – Class Y	39.90%
Lord Abbett Investment Trust – Total Return Fund – Class Y	28.05%

Balanced Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	46.86%
Lord Abbett Bond Debenture Fund, Inc. – Class Y	24.03%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	11.15%
Lord Abbett Investment Trust – Total Return Fund – Class Y	17.96%

Diversified Equity Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	12.05%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	10.07%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	25.11%
Lord Abbett Securities Trust – International Opportunities Fund – Class Y	5.01%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	16.84%
Lord Abbett Large Cap Growth Fund – Class Y	21.95%
Lord Abbett Securities Trust – Value Opportunities Fund – Class Y	8.97%

World Growth & Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	4.92%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	30.29%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	24.97%
Lord Abbett Large Cap Growth Fund – Class Y	14.85%
Lord Abbett Investment Trust – Total Return Fund – Class Y	24.97%

The Ten Largest Holdings and the Holdings by Sector, as of November 30, 2006, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	6.03%
Procter & Gamble Co. (The)	4.12%
Citigroup, Inc.	3.34%
AT&T Inc.	2.58%
General Electric Co.	2.55%
Kraft Foods Inc. Class A	2.39%
Novartis AG ADR	2.24%
Schlumberger Ltd.	1.96%
Wyeth	1.93%
Bank of America Corp.	1.90%
Holdings by Sector*	% of Investments
Auto & Transportation	0.37%
Consumer Discretionary	5.94%
Consumer Staples	16.07%
Financial Services	19.29%
Healthcare	13.54%
Integrated Oils	6.94%
Materials and Processing	7.36%
Other	2.90%
Other Energy	3.36%
Producer Durables	3.26%
Technology	4.77%
Utilities	12.77%
Short-Term Investments	3.43%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America's Value Fund

Ten Largest Holdings	% of Investments
AT&T Inc.	2.85%
NiSource Inc.	2.49%
Puget Energy Inc.	2.36%
Eastman Chemical Co.	2.35%
Chevron Corp.	2.32%
R.R. Donnelley & Sons Co.	2.31%
Clear Channel Communications, Inc.	2.22%
ServiceMaster Co. (The)	2.22%
Tupperware Brands Corp.	2.19%
Bristol-Myers Squibb Co.	2.13%

Investments In Underlying Funds (unaudited) (continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	20.15%
Consumer Staples	7.60%
Energy	9.61%
Financials	16.71%
Healthcare	5.26%
Industrials	7.57%
Information Technology	2.42%
Materials	13.56%
Telecommunications Services	6.56%
Utilities	9.41%
Short-Term Investment	1.15%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
GMAC LLC., 7.25%, 3/2/2011	1.75%
U.S. Treasury Notes, 5.00%, 2/15/2011	1.07%
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.02%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008	0.99%
Federal National Mortgage Assoc., 6.625%, 10/15/2007	0.99%
El Paso Corp., 7.00%, 5/15/2011	0.97%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	0.90%
Allbritton Communications Co., 7.75%, 12/15/2012	0.86%
CCH I LLC, 11.00%, 10/1/2015	0.84%
Cincinnati Bell Inc., 8.375%, 1/15/2014	0.82%
Holdings by Sector*	% of Investments
Basic Industry	9.79%
Brokerage	0.27%
Capital Goods	7.26%
Consumer Cyclical	7.86%
Consumer Non-Cyclical	8.68%
Energy	11.07%
Finance & Investment	0.28%
Media	12.92%
Services Cyclical	14.32%
Services Non-Cyclical	6.25%
Technology & Electronics	6.21%
Telecommunications	7.39%
Utilities	7.16%
Short-Term Investment	0.54%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Lamar Advertising Co.	2.45%
Alliance Data Systems Corp.	1.93%
Henry Schein, Inc.	1.86%
Thermo Electron Corp.	1.84%
Textron, Inc.	1.83%
Precision Castparts Corp.	1.80%
Rogers Communications, Inc. Class B	1.79%
Freescale Semiconductor, Inc.	1.66%
International Game Technology	1.65%
Monsanto Co.	1.62%
Holdings by Sector*	% of Investments
Auto & Transportation	1.53%
Consumer Discretionary	26.65%
Consumer Staples	1.78%
Financial Sevices	11.30%
Healthcare	16.52%
Integrated Oils	4.46%
Materials & Processing	1.83%
Other	6.81%
Other Energy	5.73%
Producer Durables	17.50%
Technology	1.46%
Short-Term Investment	4.43%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Mirant Americas Generation LLC, 9.125%, 5/1/2031	2.14%
Ford Motor Credit Corp., 7.375%, 10/28/2009	2.06%
General Motors Corp., 7.20%, 1/15/2011	1.72%
Mandalay Resort Group, 10.25%, 8/1/2007	1.60%
Rogers Wireless, Inc., 8.515%, 12/15/2010	1.58%
Allied Waste North America, Inc., 6.375%, 4/15/2011	1.54%
Chesapeake Energy Corp., 6.25%, 1/15/2018	1.47%
Qwest Corp., 7.625%, 6/15/2015	1.38%
CCH I LLC, 11.00%, 10/1/2015	1.29%
HCA, Inc., 6.375%, 1/15/2015	1.29%

Investments In Underlying Funds (unaudited) (continued)

Holdings by Sector*	% of Investments
Basic Industry	10.28%
Capital Goods	7.72%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	3.09%
Energy	9.79%
Financial Investment	0.79%
Media	11.49%
Services Cyclical	12.91%
Services Non-Cyclical	6.20%
Technology & Electronics	4.38%
Telecommunications	12.27%
Utilities	8.16%
Short-Term Investments	2.04%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
National Bank of Greece S.A.	2.16%
British Land Company, PLC (The)	2.08%
Fresenius Medical Care AG & Co	2.05%
Mediobanca SpA	1.90%
Kazkommertsbank	1.72%
Nissan Motors Co. Ltd.	1.71%
Reckitt Benckiser plc	1.69%
Julius Baer Holding Ltd.	1.67%
Cintra, Concesiones de Infrae	1.63%
Prudential plc	1.63%
Holdings by Sector*	% of Investments
Consumer Discretionary	12.53%
Consumer Staples	13.11%
Energy	4.20%
Financial Services	29.21%
Healthcare	6.63%
Industrials	12.92%
Information Technology	4.45%
Materials and Processing	2.56%
Telecommunications	9.85%
Utilities	2.88%
Short-Term Investment	1.66%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Neopost S.A.	2.61%
Enagas, S.A.	2.58%
Hera S.A.	2.53%
Prosegur Compania de Seguridad S.A.	2.40%
Punch Taverns plc	2.34%
Wacker-Chemie AG	2.03%
Azimut Holding SpA	1.93%
EganaGoldpfeil (Holdings) Ltd.	1.89%
AWD Holding AG	1.86%
Davide Campari - Milano S.A.	1.67%
Holdings by Sector*	% of Investments
Consumer Cyclicals	46.18%
Energy	15.13%
Healthcare	10.41%
Technology	6.42%
Telecommunications	8.00%
Transportation	4.99%
Utilities	6.97%
Short-Term Investment	1.90%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Large Cap Core Fund

Ten Largest Holdings	% of Investments
Procter & Gamble Co. (The)	2.93%
Exxon Mobil Corp.	2.26%
Monsanto Co.	2.22%
General Electric Co.	2.16%
Novartis AG ADR	1.94%
Johnson & Johnson	1.85%
Comcast Corp. Special Class A	1.83%
Colgate-Palmolive Co.	1.73%
PepsiCo, Inc.	1.68%
Bank of America Corp.	1.58%

Investments In Underlying Funds (unaudited) (continued)

Holdings by Sector*	% of Investments
Auto & Transportation	0.76%
Consumer Discretionary	8.62%
Consumer Staples	15.22%
Financial Services	13.17%
Healthcare	15.91%
Integrated Oils	3.76%
Materials and Processing	5.64%
Other	2.63%
Other Energy	2.71%
Producer Durables	5.86%
Technology	11.98%
Utilities	8.95%
Short-Term Investment	4.79%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large Cap Growth Fund

Ten Largest Holdings	% of Investments
Cisco Systems, Inc.	3.14%
Google, Inc. Class A	3.05%
Boeing Co. (The)	2.80%
Microsoft Corp.	2.67%
Corning, Inc.	2.49%
Best Buy Co., Inc.	2.39%
PepsiCo, Inc.	2.36%
Hilton Hotels Corp.	2.35%
Network Appliance, Inc.	2.34%
Target Corp.	2.33%
Holdings by Sector*	% of Investments
Auto & Transportation	2.90%
Consumer Discretionary	21.97%
Consumer Staples	6.73%
Financial Services	11.05%
Healthcare	15.36%
Other	1.45%
Other Energy	2.99%
Producer Durables	7.63%
Technology	25.79%
Utilities	3.24%
Short-Term Investment	0.89%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 6.00%, 5/15/2011	7.23%
U.S. Treasury Notes, 4.25%, 8/15/2013	5.29%
Federal Home Loan Mortgage Corp., 5.50%, 12/1/2006	3.89%
U.S. Treasury Bonds, 6.125%, 8/15/2029	2.90%
Federal Home Loan Mortgage Corp. G11879, 5.00%, 10/1/2020	2.51%
U.S. Treasury Bonds, 4.50%, 2/15/2036	1.98%
U.S Citigroup/Deutsche Bank Comm. Mortgage Trust 2006-CD2 AAB, 5.57%, 1/15/2046	1.94%
Federal National Mortgage Assoc., 5.263%, 10/1/2035	1.28%
LB-UBS Commercial Mtg. Trust 2004-C1 A1, 2.964%, 1/15/2029	1.26%
U.S. Treasury Notes, 5.125%, 6/30/2011	1.24%
Holdings by Sector*	% of Investments
Auto	0.28%
Basic Industry	0.39%
Consumer Cyclical	0.17%
Consumer Services	0.85%
Consumer Staples	0.24%
Energy	1.22%
Financials	34.31%
Foreign Government	0.25%
Government	53.10%
Healthcare	0.53%
Integrated Oils	0.51%
Materials and Processing	1.31%
Producer Durables	0.59%
Technology	0.42%
Telecommunications	3.35%
Utilities	1.12%
Short-Term Investments	1.36%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Anixter Int'l., Inc.	2.82%
Int'l. Flavors & Fragrances, Inc.	2.72%
Shaw Group Inc. (The)	2.47%
Molson Coors Brewing Co.	2.13%
Plexus Corp.	2.06%
Carlisle Companies, Inc.	1.78%
Calumet Specialty Products	1.74%
Harris Corp.	1.70%
Assurant, Inc.	1.65%
UGI Corp.	1.65%

Investments In Underlying Funds (unaudited) (concluded)

Holdings by Sector*	% of Investments
Auto & Tranportation	1.06%
Consumer Discretionary	13.31%
Consumer Staples	2.13%
Financial Services	8.38%
Healthcare	4.56%
Intergrated Oils	1.73%
Material & Processing	19.71%
Other	3.79%
Other Energy	1.75%
Produce Durables	9.16%
Technology	13.99%
Utilities	8.34%
Short Term Investment	12.09%
Total	100.00%

*A sector may comprise several industries.

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1989; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Trustees

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Adelphia Communications, Inc.; Crane Co.; and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (U.S.) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Michael S. Goldstein (1968)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1997.

Maren Lindstrom (1962)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Robert G. Morris (1944)	Executive Vice President	Elected in 1995	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1987.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003); attorney at Dechert LLP (2000 - 2002).

Ellen G. Itskovitz (1957)	Vice President	Elected in 2002	Partner and Senior Research Analyst, joined Lord Abbett in 1998.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Jerald Lanzotti (1967)	Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1996.

Robert A. Lee (1969)	Vice President	Elected in 1998	Partner and Investment Manager, joined Lord Abbett in 1997.

Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management, joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC (2000 - 2003).

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2006, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

The percentage below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Income Strategy Fund	14.38%	15.63%
Balanced Strategy Fund	37.20	39.90
World Growth & Income Fund	5.00	15.74

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2006, the following amounts represent long-term capital gains:

Fund Name
Balanced Strategy Fund	32,435,841
World Growth & Income Fund	25,029

Lord Abbett Investment Trust
  Lord Abbett Income Strategy Fund
  Lord Abbett Balanced Strategy Fund
  Lord Abbett Diversified Equity Strategy Fund
  Lord Abbett World Growth & Income Strategy Fund

LASAF-2-1106

(01/07)

This report when not used for the general
information of shareholders of the fund, is to
be distributed only if preceded or accompanied
by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC

Item 2:  Code of Ethics.

(a)                      In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended November 30, 2006 (the “Period”).

(b)                     Not applicable.

(c)                      The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                     The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                      Not applicable.

(f)                        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

Item 3:  Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that each of the following independent Trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:  Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2006 and 2005 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2006	2005
Audit Fees {a}	$307,000	$279,000
Audit-Related Fees {b}	315	408
Total audit and audit-related fees	307,315	279,408

Tax Fees {c}	68,185	63,685
All Other Fees	-0-	-0-

Total Fees	$375,500	$343,093

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Consists of the Registrant’s proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

{c} Fees for the fiscal year ended November 30, 2006 and 2005 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•                   any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•                   any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2006 and 2005 were:

	Fiscal year ended:
	2006	2005
All Other Fees {a}	$105,500	$105,500

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant’s principal underwriter) for the fiscal years ended November 30, 2006 and 2005 were:

	Fiscal year ended:
	2006		2005
All Other Fees	$	- 0 -	$	- 0-

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:  Audit Committee of Listed Registrants.

Not applicable.

Item 6:  Schedule of Investments.

Not applicable.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

At the June 22, 2006 meetings of the Nominating and Governance Committees (the “Committee”) of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees (“Procedures”).  The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates.  With respect to shareholder recommendations, it is the Committee’s policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources.  The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

Item 11: Controls and Procedures.

(a)                      Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                     There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)(1)    Amendments to Code of Ethics–Not applicable.

(a)(2)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)    Not applicable.

(b)        Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 26, 2007